UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9%

Common Stocks — 98.9%

Aerospace & Defense — 2.5%
119	Precision Castparts Corp.	17,580
250	Rockwell Collins, Inc.	18,227
		35,807

Auto Components — 3.8%
197	BorgWarner, Inc.	18,068
1,009	Gentex Corp. (c)	21,629
298	WABCO Holdings, Inc.	13,945
		53,642

Biotechnology — 1.0%
194	Celgene Corp. (a)	13,806

Capital Markets — 5.2%
92	Affiliated Managers Group, Inc. (a) (c)	11,674
257	Investment Technology Group, Inc. (a)	11,057
313	Lazard Ltd., Class A (Bermuda)	13,257
198	Northern Trust Corp.	13,095
255	T. Rowe Price Group, Inc.	14,206
584	TD AMERITRADE Holding Corp. (a)	10,642
		73,931

Chemicals — 1.3%
385	Ecolab, Inc.	18,153

Commercial Services & Supplies — 3.5%
603	Corrections Corp. of America (a)	15,788
309	Stericycle, Inc. (a)	17,640
522	Waste Connections, Inc. (a)	16,580
		50,008

Communications Equipment — 1.5%
246	Harris Corp.	14,222
255	Polycom, Inc. (a)	6,847
		21,069

Computers & Peripherals — 2.1%
409	Network Appliance, Inc. (a)	11,002
168	SanDisk Corp. (a)	9,274
399	Seagate Technology (Cayman Islands)	10,196
		30,472

Construction & Engineering — 0.8%
438	Quanta Services, Inc. (a) (c)	11,574

Diversified Consumer Services — 3.7%
297	Apollo Group, Inc., Class A (a)	17,835
91	ITT Educational Services, Inc. (a)	11,049
414	Weight Watchers International, Inc.	23,847
		52,731

Diversified Telecommunication Services — 1.5%
956	Time Warner Telecom, Inc., Class A (a) (c)	21,003

Electrical Equipment — 4.2%

383	General Cable Corp. (a) (c)	25,673
153	Genlyte Group, Inc. (a) (c)	9,813
368	Roper Industries, Inc.	24,117
		59,603

Electronic Equipment & Instruments — 2.9%
763	Amphenol Corp., Class A	30,341
204	FLIR Systems, Inc. (a) (c)	11,299
		41,640

Energy Equipment & Services — 4.2%
196	Cameron International Corp. (a)	18,107
222	Noble Corp.	10,869
228	Oceaneering International, Inc. (a)	17,260
179	W-H Energy Services, Inc. (a)	13,172
		59,408

Food & Staples Retailing — 0.6%
180	Whole Foods Market, Inc.	8,803

Food Products — 0.9%
202	Wm. Wrigley, Jr., Co.	12,962

Gas Utilities — 1.0%
270	Questar Corp.	14,204

Health Care Equipment & Supplies — 3.7%
129	Beckman Coulter, Inc.	9,500
280	Cytyc Corp. (a)	13,342
274	Hologic, Inc. (a) (c)	16,708
125	IDEXX Laboratories, Inc. (a)	13,677
		53,227

Health Care Providers & Services — 5.2%
125	Coventry Health Care, Inc. (a)	7,789
283	DaVita, Inc. (a)	17,864
131	Health Net, Inc. (a)	7,102
109	Humana, Inc. (a)	7,610
369	Lincare Holdings, Inc. (a)	13,516
478	VCA Antech, Inc. (a) (c)	19,944
		73,825

Health Care Technology — 1.0%
253	Cerner Corp. (a) (c)	15,144

Hotels, Restaurants & Leisure — 2.5%
663	Burger King Holdings, Inc.	16,892
245	Panera Bread Co., Class A (a) (c)	9,996
248	Tim Hortons, Inc. (Canada) (c)	8,650
		35,538

Household Durables — 0.9%
109	Garmin Ltd. (Cayman Islands) (c)	13,038

Industrial Conglomerates — 1.2%
310	McDermott International, Inc. (a)	16,738

Insurance — 3.2%
102	Everest Re Group Ltd. (Bermuda)	11,200
268	National Financial Partners Corp. (c)	14,199
267	Philadelphia Consolidated Holding Co. (a)	11,025

395	Security Capital Assurance Ltd. (Bermuda) (c)	9,013
45,437

Internet Software & Services — 0.7%
240	DealerTrack Holdings, Inc. (a)	10,043

IT Services — 3.8%
689	Genpact Ltd. (Bermuda) (a) (c)	11,663
69	MasterCard, Inc., Class A	10,210
732	VeriFone Holdings, Inc. (a) (c)	32,463
		54,336

Life Sciences Tools & Services — 1.7%
195	Covance, Inc. (a)	15,183
166	Illumina, Inc. (a) (c)	8,591
		23,774

Machinery — 0.4%
170	Pall Corp.	6,597

Media — 1.4%
430	DreamWorks Animation SKG, Inc., Class A (a)	14,381
100	Morningstar, Inc. (a) (c)	6,138
		20,519

Metals & Mining — 0.7%
188	Century Aluminum Co. (a)	9,909

Multiline Retail — 1.5%
270	Dollar Tree Stores, Inc. (a)	10,950
599	Saks, Inc. (c)	10,276
		21,226

Office Electronics — 1.1%
441	Zebra Technologies Corp., Class A (a)	16,078

Oil, Gas & Consumable Fuels — 3.9%
497	Cabot Oil & Gas Corp.	17,457
492	Forest Oil Corp. (a) (c)	21,158
421	Southwestern Energy Co. (a)	17,634
		56,249

Personal Products — 0.9%
505	Bare Escentuals, Inc. (a) (c)	12,552

Pharmaceuticals — 2.9%
211	Allergan, Inc.	13,623
423	Elan Corp. plc ADR (Ireland) (a) (c)	8,894
248	Shire plc ADR (United Kingdom)	18,317
		40,834

Semiconductors & Semiconductor Equipment — 7.1%
578	Altera Corp.	13,916
312	Broadcom Corp., Class A (a)	11,366
164	Formfactor, Inc. (a) (c)	7,286
300	KLA-Tencor Corp.	16,723
177	MEMC Electronic Materials, Inc. (a)	10,418
334	Microchip Technology, Inc.	12,120
579	NVIDIA Corp. (a)	20,974
214	Tessera Technologies, Inc. (a) (c)	8,025
		100,828

Software — 5.5%

309	Adobe Systems, Inc. (a)	13,493
347	Amdocs Ltd. (United Kingdom) (a)	12,892
484	ANSYS, Inc. (a)	16,525
293	Autodesk, Inc. (a)	14,656
190	Electronic Arts, Inc. (a)	10,633
125	NAVTEQ Corp. (a)	9,707
		77,906

Specialty Retail — 5.5%
533	AnnTaylor Stores Corp. (a)	16,883
73	AutoZone, Inc. (a)	8,444
455	Barnes & Noble, Inc.	16,036
326	GameStop Corp., Class A (a)	18,370
278	PetSmart, Inc.	8,856
201	Tiffany & Co.	10,543
		79,132

Wireless Telecommunication Services — 3.4%
314	American Tower Corp., Class A (a)	13,676
214	NII Holdings, Inc. (a)	17,601
366	Rogers Communications, Inc., Class B (Canada)	16,664
		47,941
	Total Common Stocks
	(Cost $1,115,234)	1,409,687

Short-Term Investment — 0.6%

Investment Company — 0.6%
9,372	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $9,372)	9,372

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 10.2%

Certificates of Deposit --0.7%
4,499	Calyon, New York,
	FRN, 4.90%, 03/15/10	4,499
5,000	Natexis Banques Populaires, New York,
	FRN, 4.87%, 01/28/08	5,000
		9,499

Corporate Notes — 7.7%
5,000	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	5,000
5,000	BBVA Senior Finance S.A. (Spain),
	FRN, 5.75%, 03/12/10	5,000
5,000	Berkshire Hathaway Finance Corp.,
	FRN, 5.41%, 01/11/08	5,000
9,700	Caixa Catal (Spain),
	FRN, 5.75%, 06/30/08	9,700
1,000	CC USA, Inc.,
	FRN, 4.87%, 01/25/08	1,000
4,000	CDC Financial Products, Inc.,
	FRN, 5.40%, 10/26/07	4,000
1,750	CDC Financial Products, Inc.,
	FRN, 5.40%, 11/28/07	1,750
8,000	Citigroup Global Markets, Inc.,

	FRN, 5.40%, 10/05/07	8,000
5,000	First Tennessee Bank,
	FRN, 5.76%, 08/15/08	5,000
6,000	General Electric Capital Corp.,
	FRN, 4.90%, 03/12/10	6,000
10,000	Goldman Sachs Group, Inc.,
	FRN, 5.41%, 12/28/07	10,000
6,999	Liberty Lighthouse U.S. Capital,
	FRN, 4.84%, 02/04/08	6,999
5,000	Macquarie Bank Ltd. (Australia),
	FRN, 5.17%, 08/20/08	5,000
7,000	Monumental Global Funding,
	FRN, 5.55%, 05/24/10	7,000
1,000	Monumental Global Funding II,
	FRN, 4.90%, 03/26/10	1,000
4,500	Morgan Stanley & Co., Inc.,
	FRN, 5.43%, 12/17/07	4,500
5,000	National City Bank, Cleveland,
	FRN, 4.83%, 10/04/07	5,000
5,000	National Rural Utilities Coop.,
	FRN, 5.70%, 09/04/08	5,000
6,000	Nationwide Building Society,
	FRN, 5.81%, 09/08/08	6,000
5,000	Pricoa Global Funding I,
	FRN, 5.12%, 09/26/08	5,000
2,000	Pricoa Global Funding I,
	FRN, 4.91%, 12/15/09	2,000
2,000	Sigma Finance, Inc.,
	FRN, 4.89%, 02/27/08	2,000
		109,949

Repurchase Agreement --1.4%
20,541	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $20,550, collateralized by U.S. Agency Mortgages.	20,541

Time Deposit — 0.4%
5,000	Ulster Bank Ireland Ltd.,
	FRN, 4.84%, 10/18/07	5,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $144,989)	144,989

Total Investments — 109.7%

Liabilities in Excess of Other Assets — (9.7)%	1,564,048
(Cost $1,269,595)	-138,819

NET ASSETS — 100.0%	$ 1,425,229

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2007

As of September 30, 2007 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,435
Aggregate gross unrealized depreciation	(16,982)
Net unrealized appreciation/depreciation	$294,453

Federal income tax cost of investments	$1,269,595

JPMorgan Diversified Mid Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.8%

Common Stocks — 97.8%

Aerospace & Defense — 2.2%
75	Alliant Techsystems, Inc. (a) (c)	8,195
157	Spirit Aerosystems Holdings, Inc., Class A (a)	6,118
		14,313

Auto Components — 0.5%
69	WABCO Holdings, Inc.	3,221

Beverages — 2.5%
139	Brown-Forman Corp., Class B (c)	10,388
239	Constellation Brands, Inc., Class A (a)	5,782
		16,170

Building Products — 0.6%
154	Owens Corning, Inc. (a)	3,858

Capital Markets — 3.1%
20	Affiliated Managers Group, Inc. (a) (c)	2,525
37	Bear Stearns Cos., Inc. (The) (c)	4,519
99	Charles Schwab Corp. (The)	2,145
43	Legg Mason, Inc.	3,650
61	Northern Trust Corp.	4,062
63	T. Rowe Price Group, Inc.	3,513
		20,414

Chemicals — 3.2%
135	Albemarle Corp.	5,962
72	Lubrizol Corp.	4,691
68	PPG Industries, Inc.	5,145
113	Sigma-Aldrich Corp.	5,493
		21,291

Commercial Banks — 5.4%
68	City National Corp.	4,706
91	Cullen/Frost Bankers, Inc.	4,541
78	East West Bancorp, Inc.	2,801
65	M&T Bank Corp.	6,702
290	Synovus Financial Corp.	8,123
165	United Community Banks, Inc. (c)	4,037
64	Zions Bancorp	4,409
		35,319

Commercial Services & Supplies — 0.8%
159	Republic Services, Inc.	5,201

Computers & Peripherals — 1.0%
98	NCR Corp. (a)	4,896
71	Network Appliance, Inc. (a)	1,905
		6,801

Construction Materials — 0.5%
36	Vulcan Materials Co.	3,165

Containers & Packaging — 1.3%
105	Ball Corp.	5,617

51	Temple-Inland, Inc.	2,663
8,280

Distributors — 0.7%
96	Genuine Parts Co.	4,795

Diversified Telecommunication Services — 2.4%
79	CenturyTel, Inc.	3,628
654	Qwest Communications International, Inc. (a)	5,991
437	Windstream Corp.	6,171
		15,790

Electric Utilities — 4.6%
184	American Electric Power Co., Inc.	8,463
118	Edison International	6,523
117	FirstEnergy Corp.	7,392
29	PPL Corp.	1,324
262	Westar Energy, Inc.	6,435
		30,137

Electrical Equipment — 0.8%
120	AMETEK, Inc.	5,189

Electronic Equipment & Instruments — 1.8%
88	Amphenol Corp., Class A	3,495
188	Arrow Electronics, Inc. (a)	8,002
		11,497

Energy Equipment & Services — 0.4%
56	Unit Corp. (a)	2,715

Food & Staples Retailing — 2.2%
89	Ruddick Corp. (c)	2,975
114	Safeway, Inc.	3,765
204	SUPERVALU, Inc.	7,950
		14,690

Food Products — 1.8%
117	Archer-Daniels-Midland Co.	3,864
107	Dean Foods Co.	2,734
112	Del Monte Foods Co.	1,178
68	Wm. Wrigley, Jr., Co.	4,359
		12,135

Gas Utilities — 3.0%
100	Energen Corp.	5,735
111	ONEOK, Inc.	5,242
71	Questar Corp.	3,709
184	UGI Corp.	4,788
		19,474

Health Care Equipment & Supplies — 0.3%
30	Beckman Coulter, Inc.	2,183

Health Care Providers & Services — 2.6%
86	Community Health Systems, Inc. (a)	2,701
120	Coventry Health Care, Inc. (a)	7,462
37	Henry Schein, Inc. (a)	2,251
134	Lincare Holdings, Inc. (a)	4,907
		17,321

Hotels, Restaurants & Leisure — 4.5%

115	Applebee's International, Inc.	2,866
185	Burger King Holdings, Inc.	4,706
125	Hilton Hotels Corp.	5,788
90	International Game Technology	3,862
106	Marriott International, Inc., Class A	4,590
78	Vail Resorts, Inc. (a)	4,865
83	Yum! Brands, Inc.	2,794
		29,471

Household Durables — 1.8%
81	Fortune Brands, Inc.	6,592
164	Jarden Corp. (a)	5,073
		11,665

Household Products — 0.8%
84	Clorox Co.	5,126

Industrial Conglomerates — 0.9%
116	Carlisle Cos., Inc.	5,633

Insurance — 8.7%
25	AMBAC Financial Group, Inc. (c)	1,556
127	Assurant, Inc.	6,776
123	Cincinnati Financial Corp.	5,323
48	Everest Re Group Ltd. (Bermuda)	5,254
69	IPC Holdings Ltd. (Bermuda) (c)	1,992
168	Loews Corp.	8,137
381	Old Republic International Corp.	7,149
251	OneBeacon Insurance Group Ltd.	5,403
83	Principal Financial Group, Inc.	5,249
66	ProAssurance Corp. (a) (c)	3,534
64	Protective Life Corp.	2,708
136	W.R. Berkley Corp.	4,018
		57,099

Internet & Catalog Retail — 0.6%
206	Liberty Media Corp. - Interactive, Class A (a)	3,953

IT Services — 0.9%
92	Fidelity National Information Services, Inc.	4,062
94	Western Union Co. (The)	1,976
		6,038

Machinery — 3.3%
65	Crane Co.	3,133
129	Dover Corp.	6,570
56	Harsco Corp.	3,301
39	Joy Global, Inc.	1,994
104	Oshkosh Truck Corp.	6,451
		21,449

Media — 3.5%
147	Cablevision Systems Corp. (a)	5,125
210	Clear Channel Communications, Inc.	7,846
106	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	2,712
144	Grupo Televisa S.A. ADR (Mexico) (c)	3,478
5	Washington Post Co. (The), Class B	3,653
		22,814

Multi-Utilities — 3.9%
375	CMS Energy Corp.	6,314
122	MDU Resources Group, Inc. (c)	3,408
103	NSTAR	3,599
163	PG&E Corp.	7,782
201	Xcel Energy, Inc.	4,321
		25,424

Multiline Retail — 0.3%
41	Nordstrom, Inc.	1,932

Oil, Gas & Consumable Fuels — 5.6%
93	Devon Energy Corp.	7,724
113	Helix Energy Solutions Group, Inc. (a)	4,777
65	Murphy Oil Corp.	4,536
68	Newfield Exploration Co. (a)	3,284
109	Penn Virginia Corp.	4,798
86	Teekay Corp. (Bahamas) (c)	5,034
201	Williams Cos., Inc.	6,836
		36,989

Paper & Forest Products — 0.5%
389	Domtar Corp. (Canada) (a)	3,187

Personal Products — 0.2%
30	Estee Lauder Cos., Inc. (The), Class A	1,287

Pharmaceuticals — 1.2%
233	Biovail Corp. (Canada)	4,039
233	Warner Chilcott Ltd. Class A, (Bermuda) (a) (c)	4,133
		8,172

Real Estate Investment Trusts (REITs) — 5.0%
138	Cousins Properties, Inc. (c)	4,052
125	Host Hotels & Resorts, Inc.	2,806
93	iStar Financial, Inc.	3,171
59	Kimco Realty Corp.	2,649
49	Plum Creek Timber Co., Inc.	2,184
88	PS Business Parks, Inc.	4,986
46	Public Storage	3,617
107	Rayonier, Inc.	5,148
40	Vornado Realty Trust	4,343
		32,956

Real Estate Management & Development — 1.3%
258	Brookfield Properties Corp. (Canada)	6,418
36	Forest City Enterprises, Inc., Class A	1,975
		8,393

Road & Rail — 0.5%
63	Norfolk Southern Corp.	3,275

Software — 0.8%
264	Symantec Corp. (a)	5,118

Specialty Retail — 6.9%
65	Abercrombie & Fitch Co.	5,237
87	AutoNation, Inc. (a)	1,550
67	AutoZone, Inc. (a)	7,828
181	Bed Bath & Beyond, Inc. (a)	6,186

14	CarMax, Inc. (a)	285
193	Limited Brands, Inc.	4,425
67	Sherwin-Williams Co. (The)	4,434
274	Staples, Inc.	5,884
86	Tiffany & Co.	4,490
180	TJX Cos., Inc.	5,244
		45,563

Textiles, Apparel & Luxury Goods — 1.9%
48	Coach, Inc. (a)	2,245
71	Columbia Sportswear Co. (c)	3,933
79	V.F. Corp.	6,359
		12,537

Thrifts & Mortgage Finance — 1.8%
70	FirstFed Financial Corp. (a) (c)	3,489
203	Hudson City Bancorp, Inc.	3,128
315	People's United Financial, Inc.	5,436
		12,053

Tobacco — 0.7%
55	Loews Corp. - Carolina Group	4,556

Wireless Telecommunication Services — 0.5%
54	Telephone & Data Systems, Inc.	3,329
	Total Long-Term Investments
	(Cost $513,201)	641,978

Short-Term Investment — 2.2%

Investment Company — 2.2%
14,602	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class, (b) (m)
	(Cost $14,602)	14,602

Investments of Cash Collateral for Securities on Loan — 5.5%

Certificate of Deposit — 0.4%
2,499	Calyon, New York,
	FRN, 4.90%, 03/15/10	2,499

Corporate Notes — 4.3%
2,000	Banque Federative du Credit Mutuel, (France),
	FRN, 5.81%, 08/01/08	2,000
4,000	BBVA U.S.Senior SAU, (Spain),
	FRN, 5.75%, 03/12/10	4,000
4,000	General Electric Capital Corp.,
	FRN, 4.90%, 03/12/10	4,000
3,000	Macquarie Bank Ltd., (Australia),
	FRN, 5.17%, 08/20/08	3,000
2,000	Metropolitan Life Global Funding,
	FRN, 5.13%, 08/21/08	2,000
3,000	Monumental Global Funding,
	FRN, 5.55%, 05/24/10	3,000
3,000	Morgan Stanley & Co, Inc.,
	FRN, 5.43%, 12/17/07	3,000

3,000	Pricoa Global Funding I,
	FRN, 4.91%, 12/15/09	3,000
500	Sigma Finance Inc.,
	FRN, 4.87%, 01/17/08	500
3,000	UniCredito Italiano Bank plc, Ireland
	FRN, 5.84%, 08/08/08	3,000
3,000	Wachovia Bank N.A.,
	FRN, 4.86%, 02/23/09	3,000
		30,500

Repurchase Agreements — 0.8%
3,500	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $3,501, collateralized by U.S. Agency Mortgages.	3,500
5,413	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $5,415, collateralized by U.S. Agency Mortgages.	5,413
		8,913
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $41,912)	41,912

Total Investments — 105.5%
(Cost $569,715)	698,492

Liabilities in Excess of Other Assets — (5.5)%	(41,837)

NET ASSETS — 100.0%	$656,655

Percentages indicated are based on net assets

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2007

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,348
Aggregate gross unrealized depreciation	-13,571
Net unrealized appreciation/depreciation	$128,777

Federal income tax cost of investments	$569,715

JPMorgan Equity Income Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 94.0%

Common Stocks — 92.4%

Aerospace & Defense — 1.3%
51	United Technologies Corp.	4,088

Beverages — 3.7%
108	Anheuser-Busch Cos., Inc.	5,379
107	Coca-Cola Co. (The)	6,149
		11,528

Capital Markets — 2.6%
78	Bank of New York Co., Inc. (The)	3,456
43	Morgan Stanley	2,703
58	W.P. Carey & Co. LLC	1,827
		7,986

Chemicals — 1.6%
29	Air Products & Chemicals, Inc.	2,825
29	PPG Industries, Inc.	2,214
		5,039

Commercial Banks — 3.2%
43	SunTrust Banks, Inc.	3,239
85	TCF Financial Corp.	2,228
127	Wells Fargo & Co.	4,509
		9,976

Commercial Services & Supplies — 1.1%
73	Pitney Bowes, Inc.	3,307

Construction Materials — 1.4%
64	Cemex, S.A.B. de C.V. ADR (Mexico) (a)	1,903
27	Vulcan Materials Co.	2,362
		4,265

Containers & Packaging — 0.8%
45	Temple-Inland, Inc.	2,376

Distributors — 1.3%
77	Genuine Parts Co.	3,865

Diversified Financial Services — 5.5%
213	Bank of America Corp.	10,708
136	Citigroup, Inc.	6,371
		17,079

Diversified Telecommunication Services — 6.4%
202	AT&T, Inc.	8,540
109	Consolidated Communications Holdings, Inc.	2,131
111	Verizon Communications, Inc.	4,902
285	Windstream Corp.	4,024
		19,597

Electric Utilities — 3.5%
80	American Electric Power Co., Inc.	3,700
58	FirstEnergy Corp.	3,693
17	ITC Holdings Corp. (c)	842
93	Northeast Utilities	2,666
		10,901

Electrical Equipment — 1.1%
64	Emerson Electric Co.	3,406

Food & Staples Retailing — 0.5%
40	SUPERVALU, Inc.	1,568

Food Products — 3.8%
190	B&G Foods, Inc., Class A	2,429
29	General Mills, Inc.	1,659
43	Kellogg Co.	2,391
98	Kraft Foods, Inc., Class A	3,377
27	Wm. Wrigley, Jr., Co.	1,702
		11,558

Hotels, Restaurants & Leisure — 0.7%
26	Harrah's Entertainment, Inc.	2,260

Household Products — 3.0%
32	Clorox Co.	1,976
38	Kimberly-Clark Corp.	2,670
64	Procter & Gamble Co.	4,488
		9,134

Industrial Conglomerates — 3.2%
239	General Electric Co.	9,911

Insurance — 4.7%
59	Allstate Corp. (The)	3,363
119	Chubb Corp. (The)	6,357
63	IPC Holdings Ltd. (Bermuda) (c)	1,803
60	Old Republic International Corp.	1,130
81	OneBeacon Insurance Group Ltd.	1,754
		14,407

Marine — 1.6%
153	Seaspan Corp. (Hong Kong) (c)	5,040

Media — 1.7%
57	Clear Channel Communications, Inc.	2,145
142	Regal Entertainment Group, Class A (c)	3,111
		5,256

Multi-Utilities — 2.7%
90	PG&E Corp.	4,316
182	Xcel Energy, Inc.	3,914
		8,230

Oil, Gas & Consumable Fuels — 12.6%
87	Chevron Corp.	8,118
93	ConocoPhillips	8,119
90	Energy Transfer Equity LP	3,090
160	Exxon Mobil Corp.	14,828
57	NuStar GP Holdings LLC	1,781
33	Royal Dutch Shell plc ADR (Netherlands)	2,737
		38,673

Pharmaceuticals — 7.8%
71	Abbott Laboratories	3,802
106	Biovail Corp. (Canada)	1,845
25	Eli Lilly & Co.	1,417
54	Johnson & Johnson	3,554

118	Merck & Co., Inc.	6,105
21	Novartis AG ADR (Switzerland)	1,154
149	Pfizer, Inc.	3,633
55	Wyeth	2,450
		23,960

Real Estate Investment Trusts (REITs) — 4.4%
24	Agree Realty Corp. (c)	758
35	DCT Industrial Trust, Inc. (c)	363
29	Plum Creek Timber Co., Inc. (c)	1,311
34	Public Storage, Inc.	2,706
91	Rayonier, Inc.	4,392
42	Regency Centers Corp.	3,224
62	U-Store-It Trust (c)	824
		13,578

Semiconductors & Semiconductor Equipment — 1.3%
150	Intel Corp.	3,879

Specialty Retail — 0.9%
117	Limited Brands, Inc.	2,677

Textiles, Apparel & Luxury Goods — 1.6%
62	V.F. Corp.	4,990

Thrifts & Mortgage Finance — 3.4%
104	Freddie Mac	6,143
169	People's United Financial, Inc.	2,919
44	Washington Mutual, Inc.	1,539
		10,601

Tobacco — 3.9%
86	Altria Group, Inc.	5,972
74	Loews Corp. - Carolina Group	6,077
		12,049

Transportation Infrastructure — 0.7%
59	Macquarie Infrastructure Co. Trust (c)	2,258

Wireless Telecommunication Services — 0.4%
27	Crown Castle International Corp. (a)	1,092
	Total Common Stocks
	(Cost $177,204)	284,534

Principal Amount ($)

Convertible Bonds — 1.6%

Media — 1.6%
3,000	Liberty Media Corp.,
	3.25%, 03/15/31	2,404
40	Tribune Co.,
	2.00%, 05/15/29 (c)	2,400
	Total Convertible Bonds
	(Cost $6,100)	4,804
	Total Long-Term Investments
	(Cost $183,304)	289,338
Shares

Short-Term Investment — 5.3%

Investment Company — 5.3%
16,169	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)

(Cost $16,169)	16,169

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 2.3%

Certificate of Deposit — 0.3%
1,000	Deutsche Bank, New York, (Germany)
	FRN, 5.35%, 01/22/08	1,000

Corporate Notes — 0.4%
1,000	American Express Credit Corp.,
	FRN, 5.76%, 01/15/08	1,000
100	Beta Finance, Inc.,
	FRN, 4.87%, 01/15/08	100
235	HBOS Treasury Services plc,
	FRN, 5.79%, 08/29/08	235
		1,335

Repurchase Agreements — 1.6%
1,103	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $1,103, collateralized by U.S. Government Agency Mortgages	1,103
500	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $500, collateralized by U.S. Government Agency Mortgages	500
1,250	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $1,251, collateralized by U.S. Government Agency Mortgages	1,250
1,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $1,000, collateralized by U.S. Government Agency Mortgages	1,000
1,000	Morgan Stanley, 5.15%, dated 09/28/07, due 10/01/07, repurchase price $1,000, collateralized by U.S. Government Agency Mortgages	1,000
		4,853
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $7,188)	7,188

Total Investments --101.6%
(Cost $206,661)	312,695

Liabilities in Excess of Other Assets — (1.6)%	(4,953)

NET ASSETS — 100.0%	$307,742

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt.

FRN Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	110,062

Aggregate gross unrealized depreciation	(4,028)
Net unrealized appreciation/depreciation	$106,034

Federal income tax cost of investments	$206,661

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 99.0%

Common Stocks — 99.0%

Aerospace & Defense — 2.8%
121	Boeing Co.	12,744
63	General Dynamics Corp.	5,308
19	Goodrich Corp.	1,324
116	Honeywell International, Inc.	6,893
20	L-3 Communications Holdings, Inc.	1,994
54	Lockheed Martin Corp.	5,834
53	Northrop Grumman Corp.	4,152
21	Precision Castparts Corp.	3,159
68	Raytheon Co.	4,323
26	Rockwell Collins, Inc.	1,885
154	United Technologies Corp.	12,362
		59,978

Air Freight & Logistics — 0.9%
27	CH Robinson Worldwide, Inc.	1,451
48	FedEx Corp.	5,009
163	United Parcel Service, Inc., Class B	12,211
		18,671

Airlines — 0.1%
116	Southwest Airlines Co.	1,713

Auto Components — 0.2%
33	Goodyear Tire & Rubber Co. (The) (a)	994
31	Johnson Controls, Inc.	3,622
		4,616

Automobiles — 0.4%
325	Ford Motor Co. (a) (c)	2,761
88	General Motors Corp. (c)	3,216
39	Harley-Davidson, Inc.	1,798
		7,775

Beverages — 2.2%
116	Anheuser-Busch Cos., Inc.	5,804
13	Brown-Forman Corp., Class B (c)	1,003
308	Coca-Cola Co. (The)	17,710
44	Coca-Cola Enterprises, Inc.	1,069
30	Constellation Brands, Inc., Class A (a) (c)	728
11	Molson Coors Brewing Co., Class B	1,052
22	Pepsi Bottling Group, Inc.	807
250	PepsiCo, Inc.	18,333
		46,506

Biotechnology — 1.2%
168	Amgen, Inc. (a)	9,521
45	Biogen Idec, Inc. (a) (c)	2,958
59	Celgene Corp. (a)	4,227
41	Genzyme Corp. (a)	2,531
143	Gilead Sciences, Inc. (a)	5,864

25,101

Building Products — 0.1%
28	American Standard Cos., Inc.	1,001
57	Masco Corp.	1,318
		2,319

Capital Markets — 3.3%
29	American Capital Strategies Ltd. (c)	1,244
36	Ameriprise Financial, Inc.	2,300
176	Bank of New York Mellon Corp. (The)	7,779
18	Bear Stearns Cos., Inc. (The) (c)	2,209
147	Charles Schwab Corp. (The)	3,171
66	E*Trade Financial Corp. (a)	860
14	Federated Investors, Inc., Class B	538
25	Franklin Resources, Inc.	3,206
63	Goldman Sachs Group, Inc. (The)	13,617
24	Janus Capital Group, Inc. (c)	691
21	Legg Mason, Inc.	1,733
82	Lehman Brothers Holdings, Inc.	5,075
133	Merrill Lynch & Co., Inc.	9,515
163	Morgan Stanley	10,270
30	Northern Trust Corp.	1,965
60	State Street Corp.	4,112
41	T. Rowe Price Group, Inc.	2,287
		70,572

Chemicals — 1.7%
33	Air Products & Chemicals, Inc.	3,272
9	Ashland, Inc.	521
147	Dow Chemical Co. (The)	6,336
13	Eastman Chemical Co.	869
27	Ecolab, Inc.	1,273
143	E.l. du Pont de Nemours & Co.	7,066
18	Hercules, Inc.	378
14	International Flavors & Fragrances, Inc.	731
84	Monsanto Co.	7,243
25	PPG Industries, Inc.	1,920
50	Praxair, Inc.	4,149
21	Rohm & Haas Co. (c)	1,184
20	Sigma-Aldrich Corp.	991
		35,933

Commercial Banks — 3.5%
85	BB&T Corp.	3,453
24	Comerica, Inc.	1,215
30	Commerce Bancorp, Inc. (c)	1,155
83	Fifth Third Bancorp	2,811
20	First Horizon National Corp. (c)	521
57	Huntington Bancshares, Inc.	962
60	KeyCorp	1,950
12	M&T Bank Corp.	1,202
41	Marshall & Ilsley Corp.	1,807
98	National City Corp.	2,461

53	PNC Financial Services Group, Inc.	3,607
109	Regions Financial Corp.	3,214
54	SunTrust Banks, Inc.	4,091
51	Synovus Financial Corp.	1,422
267	U.S. Bancorp	8,698
295	Wachovia Corp.	14,781
518	Wells Fargo & Co.	18,440
17	Zions Bancorp (c)	1,144
		72,934

Commercial Services & Supplies — 0.5%
45	Allied Waste Industries, Inc. (a)	569
16	Avery Dennison Corp.	940
21	Cintas Corp. (c)	775
22	Equifax, Inc. (c)	843
21	Monster Worldwide, Inc. (a)	698
34	Pitney Bowes, Inc.	1,547
34	R.R. Donnelley & Sons Co.	1,258
25	Robert Half International, Inc.	758
80	Waste Management, Inc.	3,034
		10,422

Communications Equipment — 2.9%
71	Avaya, Inc. (a)	1,200
13	Ciena Corp. (a) (c)	507
943	Cisco Systems, Inc. (a)	31,235
244	Corning, Inc.	6,005
33	JDS Uniphase Corp. (a) (c)	491
80	Juniper Networks, Inc. (a)	2,915
358	Motorola, Inc.	6,643
259	QUALCOMM, Inc.	10,958
68	Tellabs, Inc. (a)	646
		60,600

Computers & Peripherals — 4.3%
135	Apple, Inc. (a)	20,680
352	Dell, Inc. (a)	9,710
325	EMC Corp. (a)	6,757
399	Hewlett-Packard Co.	19,881
211	International Business Machines Corp.	24,820
15	Lexmark International, Inc., Class A (a)	608
28	NCR Corp. (a)	1,392
55	Network Appliance, Inc. (a)	1,483
23	QLogic Corp. (a)	306
35	SanDisk Corp. (a)	1,944
548	Sun Microsystems, Inc. (a)	3,074
		90,655

Construction & Engineering — 0.1%
14	Fluor Corp. (c)	1,969

Construction Materials — 0.1%
15	Vulcan Materials Co. (c)	1,319

Consumer Finance — 0.9%
183	American Express Co.	10,877

65	Capital One Financial Corp.	4,298
74	Discover Financial Services (a)	1,537
64	SLM Corp.	3,174
		19,886

Containers & Packaging — 0.2%
16	Ball Corp.	853
16	Bemis Co., Inc. (c)	471
20	Pactiv Corp. (a)	580
25	Sealed Air Corp.	639
16	Temple-Inland, Inc.	864
		3,407

Distributors — 0.1%
26	Genuine Parts Co.	1,316

Diversified Consumer Services — 0.1%
22	Apollo Group, Inc., Class A (a)	1,324
50	H&R Block, Inc. (c)	1,065
		2,389

Diversified Financial Services — 5.0%
687	Bank of America Corp.	34,548
30	CIT Group, Inc.	1,188
770	Citigroup, Inc.	35,957
8	CME Group, Inc.	4,832
11	IntercontinentalExchange, Inc. (a)	1,633
524	JPMorgan Chase & Co. (q)	24,014
25	Leucadia National Corp. (c)	1,230
34	Moody's Corp. (c)	1,729
		105,131

Diversified Telecommunication Services — 3.1%
945	AT&T, Inc.	39,966
17	CenturyTel, Inc.	801
53	Citizens Communications Co.	755
24	Embarq Corp.	1,314
247	Qwest Communications International, Inc. (a)	2,266
450	Verizon Communications, Inc.	19,906
74	Windstream Corp.	1,044
		66,052

Electric Utilities — 1.8%
26	Allegheny Energy, Inc. (a)	1,344
62	American Electric Power Co., Inc.	2,849
195	Duke Energy Corp.	3,648
50	Edison International	2,798
30	Entergy Corp.	3,282
104	Exelon Corp.	7,869
47	FirstEnergy Corp.	2,990
63	FPL Group, Inc.	3,836
16	Pinnacle West Capital Corp. (c)	614
59	PPL Corp.	2,747
40	Progress Energy, Inc. (c)	1,879
117	Southern Co. (The)	4,250
		38,106

Electrical Equipment — 0.5%
28	Cooper Industries Ltd., Class A	1,454
123	Emerson Electric Co.	6,528
24	Rockwell Automation, Inc.	1,642
		9,624

Electronic Equipment & Instruments — 0.3%
60	Agilent Technologies, Inc. (a)	2,208
32	Jabil Circuit, Inc.	734
22	Molex, Inc.	599
142	Solectron Corp. (a)	552
12	Tektronix, Inc.	326
77	Tyco Electronics Ltd. (Bermuda)	2,729
		7,148

Energy Equipment & Services — 2.4%
49	Baker Hughes, Inc.	4,473
45	BJ Services Co.	1,199
23	ENSCO International, Inc.	1,286
138	Halliburton Co.	5,294
44	Nabors Industries Ltd. (Bermuda) (a)	1,340
28	National Oilwell Varco, Inc. (a)	3,986
42	Noble Corp.	2,040
17	Rowan Cos., Inc.	626
185	Schlumberger Ltd.	19,386
31	Smith International, Inc.	2,217
45	Transocean, Inc. (a)	5,065
52	Weatherford International Ltd. (a)	3,506
		50,418

Food & Staples Retailing — 2.3%
68	Costco Wholesale Corp.	4,162
229	CVS/Caremark Corp.	9,090
110	Kroger Co. (The) (c)	3,125
68	Safeway, Inc.	2,252
33	SUPERVALU, Inc.	1,269
94	SYSCO Corp.	3,362
372	Wal-Mart Stores, Inc.	16,227
154	Walgreen Co.	7,270
22	Whole Foods Market, Inc. (c)	1,054
		47,811

Food Products — 1.4%
100	Archer-Daniels-Midland Co.	3,297
35	Campbell Soup Co.	1,288
76	ConAgra Foods, Inc.	1,982
20	Dean Foods Co.	513
51	General Mills, Inc.	2,967
49	H.J. Heinz Co.	2,284
26	Hershey Co. (The)	1,215
41	Kellogg Co.	2,301
244	Kraft Foods, Inc., Class A	8,427
20	McCormick & Co., Inc. (Non-Voting)	723
112	Sara Lee Corp.	1,873

43	Tyson Foods, Inc., Class A	760
34	Wm. Wrigley, Jr., Co.	2,161
		29,791

Gas Utilities — 0.1%
7	Nicor, Inc. (c)	300
27	Questar Corp.	1,404
		1,704

Health Care Equipment & Supplies — 1.7%
9	Bausch & Lomb, Inc.	549
100	Baxter International, Inc.	5,620
38	Becton, Dickinson & Co.	3,093
207	Boston Scientific Corp. (a)	2,882
77	Covidien Ltd. (Bermuda) (a)	3,196
16	CR Bard, Inc.	1,412
24	Hospira, Inc. (a)	1,009
176	Medtronic, Inc.	9,908
53	St. Jude Medical, Inc. (a)	2,327
37	Stryker Corp.	2,527
20	Varian Medical Systems, Inc. (a)	820
37	Zimmer Holdings, Inc. (a)	2,962
		36,305

Health Care Providers & Services — 2.2%
79	Aetna, Inc.	4,298
28	AmerisourceBergen Corp.	1,265
56	Cardinal Health, Inc.	3,530
44	Cigna Corp.	2,335
24	Coventry Health Care, Inc. (a)	1,506
40	Express Scripts, Inc. (a)	2,229
26	Humana, Inc. (a)	1,824
18	Laboratory Corp. of America Holdings (a) (c)	1,421
11	Manor Care, Inc.	730
46	McKesson Corp.	2,695
42	Medco Health Solutions, Inc. (a)	3,791
22	Patterson Cos., Inc. (a)	837
24	Quest Diagnostics, Inc.	1,399
73	Tenet Healthcare Corp. (a) (c)	247
205	UnitedHealth Group, Inc.	9,938
94	WellPoint, Inc. (a)	7,381
		45,426

Health Care Technology — 0.0% (g)
30	IMS Health, Inc.	925

Hotels, Restaurants & Leisure — 1.6%
68	Carnival Corp.	3,273
22	Darden Restaurants, Inc.	919
29	Harrah's Entertainment, Inc.	2,521
60	Hilton Hotels Corp.	2,811
52	International Game Technology	2,240
49	Marriott International, Inc., Class A	2,152
185	McDonald's Corp.	10,054
115	Starbucks Corp. (a)	3,024

32	Starwood Hotels & Resorts Worldwide, Inc.	1,974
14	Wendy's International, Inc.	472
28	Wyndham Worldwide Corp. (c)	906
81	Yum! Brands, Inc.	2,724
		33,070

Household Durables — 0.5%
10	Black & Decker Corp.	848
19	Centex Corp.	494
42	D.R. Horton, Inc. (c)	542
24	Fortune Brands, Inc.	1,933
10	Harman International Industries, Inc.	874
12	KB Home (c)	299
27	Leggett & Platt, Inc. (c)	518
22	Lennar Corp., Class A (c)	489
43	Newell Rubbermaid, Inc.	1,233
33	Pulte Homes, Inc.	448
9	Snap-On, Inc.	445
13	Stanley Works (The)	714
12	Whirlpool Corp.	1,076
		9,913

Household Products — 2.2%
21	Clorox Co.	1,307
79	Colgate-Palmolive Co.	5,633
66	Kimberly-Clark Corp. (c)	4,631
483	Procter & Gamble Co.	33,998
		45,569

Independent Power Producers & Energy Traders — 0.5%
104	AES Corp. (The) (a)	2,075
28	Constellation Energy Group, Inc.	2,398
77	Dynegy, Inc., Class A (a)	709
71	TXU Corp.	4,891
		10,073

Industrial Conglomerates — 3.9%
111	3M Co.	10,375
1,587	General Electric Co. (k)	65,698
39	Textron, Inc.	2,406
77	Tyco International Ltd. (Bermuda)	3,414
		81,893

Insurance — 4.5%
51	ACE Ltd. (Bermuda)	3,086
76	Aflac, Inc. (m)	4,315
91	Allstate Corp. (The)	5,182
15	AMBAC Financial Group, Inc. (c)	972
397	American International Group, Inc.	26,869
45	AON Corp.	2,032
15	Assurant, Inc. (c)	799
61	Chubb Corp.	3,267
27	Cincinnati Financial Corp.	1,154
69	Genworth Financial, Inc., Class A	2,107
49	Hartford Financial Services Group, Inc.	4,554

42	Lincoln National Corp.	2,766
69	Loews Corp.	3,329
84	Marsh & McLennan Cos., Inc.	2,141
20	MBIA, Inc. (c)	1,197
115	MetLife, Inc.	8,023
41	Principal Financial Group, Inc.	2,595
112	Progressive Corp. (The)	2,177
71	Prudential Financial, Inc.	6,937
16	Safeco Corp.	987
15	Torchmark Corp.	924
102	Travelers Cos., Inc. (The)	5,119
56	Unum Group	1,367
28	XL Capital Ltd., Class A (Bermuda)	2,229
		94,128

Internet & Catalog Retail — 0.2%
47	Amazon.com, Inc. (a) (c)	4,409
30	IAC/InterActiveCorp. (a)	878
		5,287

Internet Software & Services — 1.7%
26	Akamai Technologies, Inc. (a) (c)	737
177	eBay, Inc. (a)	6,895
36	Google, Inc., Class A (a)	20,294
38	VeriSign, Inc. (a)	1,274
209	Yahoo!, Inc. (a)	5,600
		34,800

IT Services — 0.8%
15	Affiliated Computer Services, Inc., Class A (a)	775
82	Automatic Data Processing, Inc.	3,778
22	Cognizant Technology Solutions Corp., Class A (a)	1,787
27	Computer Sciences Corp. (a)	1,506
21	Convergys Corp. (a)	365
79	Electronic Data Systems Corp.	1,722
26	Fidelity National Information Services, Inc.	1,167
26	Fiserv, Inc. (a)	1,314
53	Paychex, Inc.	2,160
54	Unisys Corp. (a)	359
120	Western Union Co. (The)	2,509
		17,442

Leisure Equipment & Products — 0.2%
14	Brunswick Corp.	315
44	Eastman Kodak Co. (c)	1,189
25	Hasbro, Inc.	691
61	Mattel, Inc.	1,434
		3,629

Life Sciences Tools & Services — 0.3%
28	Applera Corp. - Applied Biosystems Group	984
8	Millipore Corp. (a) (c)	633
19	PerkinElmer, Inc.	549
66	Thermo Fisher Scientific, Inc. (a)	3,814
15	Waters Corp. (a)	1,034

7,014

Machinery — 1.8%
99	Caterpillar, Inc.	7,764
16	Cummins, Inc.	2,061
38	Danaher Corp. (c)	3,158
34	Deere & Co.	5,100
32	Dover Corp.	1,614
23	Eaton Corp.	2,235
65	Illinois Tool Works, Inc.	3,875
44	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	2,418
28	ITT Corp. (c)	1,905
39	PACCAR, Inc.	3,283
19	Pall Corp.	739
18	Parker-Hannifin Corp.	2,012
16	Terex Corp. (a) (c)	1,405
		37,569

Media — 3.0%
106	CBS Corp., Class B	3,342
77	Clear Channel Communications, Inc.	2,887
479	Comcast Corp., Class A (a)	11,574
118	DIRECTV Group, Inc. (The) (a)	2,856
10	Dow Jones & Co., Inc.	603
14	E.W. Scripps Co., Class A	584
36	Gannett Co., Inc.	1,576
73	Interpublic Group of Cos., Inc. (The) (a) (c)	758
52	McGraw-Hill Cos., Inc. (The)	2,672
6	Meredith Corp.	342
22	New York Times Co. (The), Class A (c)	441
359	News Corp., Class A	7,884
51	Omnicom Group, Inc.	2,445
578	Time Warner, Inc.	10,605
12	Tribune Co. (c)	326
106	Viacom, Inc., Class B (a)	4,144
301	Walt Disney Co. (The)	10,338
		63,377

Metals & Mining — 1.0%
137	Alcoa, Inc.	5,356
16	Allegheny Technologies, Inc.	1,741
59	Freeport-McMoRan Copper & Gold, Inc.	6,201
70	Newmont Mining Corp.	3,128
45	Nucor Corp.	2,652
18	United States Steel Corp.	1,940
		21,018

Multi-Utilities — 1.0%
32	Ameren Corp. (c)	1,688
50	CenterPoint Energy, Inc. (c)	797
35	CMS Energy Corp.	585
42	Consolidated Edison, Inc.	1,943
45	Dominion Resources, Inc.	3,800
26	DTE Energy Co. (c)	1,280

12	Integrys Energy Group, Inc. (c)	603
42	NiSource, Inc.	813
55	PG&E Corp. (c)	2,616
39	Public Service Enterprise Group, Inc.	3,465
41	Sempra Energy	2,377
33	TECO Energy, Inc.	536
65	Xcel Energy, Inc.	1,401
		21,904

Multiline Retail — 0.9%
16	Big Lots, Inc. (a) (c)	470
9	Dillard's, Inc., Class A (c)	206
23	Family Dollar Stores, Inc.	599
34	J.C. Penney Co., Inc.	2,175
49	Kohl's Corp. (a)	2,822
67	Macy's, Inc.	2,170
31	Nordstrom, Inc. (c)	1,437
12	Sears Holdings Corp. (a) (c)	1,492
131	Target Corp.	8,335
		19,706

Office Electronics — 0.1%
145	Xerox Corp. (a)	2,513

Oil, Gas & Consumable Fuels — 9.2%
72	Anadarko Petroleum Corp.	3,862
51	Apache Corp.	4,631
64	Chesapeake Energy Corp. (c)	2,241
330	Chevron Corp.	30,896
252	ConocoPhillips	22,120
28	Consol Energy, Inc.	1,316
69	Devon Energy Corp.	5,747
109	El Paso Corp.	1,841
38	EOG Resources, Inc.	2,742
859	Exxon Mobil Corp.	79,509
43	Hess Corp.	2,851
105	Marathon Oil Corp.	6,015
29	Murphy Oil Corp.	2,040
129	Occidental Petroleum Corp.	8,245
41	Peabody Energy Corp.	1,969
98	Spectra Energy Corp.	2,397
19	Sunoco, Inc.	1,319
21	Tesoro Corp.	975
86	Valero Energy Corp.	5,763
93	Williams Cos., Inc.	3,166
60	XTO Energy, Inc.	3,695
		193,340

Paper & Forest Products — 0.3%
67	International Paper Co.	2,387
28	MeadWestvaco Corp.	839
33	Weyerhaeuser Co.	2,417
		5,643

Personal Products — 0.2%

67	Avon Products, Inc.	2,515
18	Estee Lauder Cos., Inc. (The), Class A	754
		3,269

Pharmaceuticals — 6.1%
239	Abbott Laboratories	12,835
48	Allergan, Inc.	3,071
17	Barr Pharmaceuticals, Inc. (a)	945
306	Bristol-Myers Squibb Co.	8,829
153	Eli Lilly & Co.	8,701
49	Forest Laboratories, Inc. (a)	1,826
448	Johnson & Johnson	29,453
38	King Pharmaceuticals, Inc. (a)	443
337	Merck & Co., Inc.	17,423
39	Mylan Laboratories, Inc.	615
1,073	Pfizer, Inc.	26,210
251	Schering-Plough Corp.	7,933
16	Watson Pharmaceuticals, Inc. (a)	514
208	Wyeth	9,278
		128,076

Real Estate Investment Trusts (REITs) — 1.2%
15	Apartment Investment & Management Co.	676
35	Archstone-Smith Trust (c)	2,083
12	AvalonBay Communities, Inc. (c)	1,458
18	Boston Properties, Inc. (c)	1,916
19	Developers Diversified Realty Corp. (c)	1,075
43	Equity Residential	1,818
38	General Growth Properties, Inc.	2,039
81	Host Hotels & Resorts, Inc. (c)	1,815
39	Kimco Realty Corp. (c)	1,766
27	Plum Creek Timber Co., Inc. (c)	1,210
40	ProLogis	2,641
19	Public Storage (c)	1,516
35	Simon Property Group, Inc. (c)	3,460
21	Vornado Realty Trust	2,266
		25,739

Real Estate Management & Development — 0.0% (g)
31	CB Richard Ellis Group, Inc., Class A (a)	850

Road & Rail — 0.7%
47	Burlington Northern Santa Fe Corp.	3,777
68	CSX Corp.	2,905
61	Norfolk Southern Corp.	3,164
9	Ryder System, Inc.	454
41	Union Pacific Corp.	4,665
		14,965

Semiconductors & Semiconductor Equipment — 2.7%
85	Advanced Micro Devices, Inc. (a) (c)	1,124
55	Altera Corp.	1,328
48	Analog Devices, Inc.	1,743
213	Applied Materials, Inc.	4,418
73	Broadcom Corp., Class A (a)	2,648

904	Intel Corp.	23,390
30	KLA-Tencor Corp.	1,669
34	Linear Technology Corp. (c)	1,203
111	LSI Corp. (a) (c)	823
35	MEMC Electronic Materials, Inc. (a)	2,052
34	Microchip Technology, Inc.	1,223
117	Micron Technology, Inc. (a)	1,301
37	National Semiconductor Corp.	1,010
19	Novellus Systems, Inc. (a)	523
85	NVIDIA Corp. (a)	3,080
29	Teradyne, Inc. (a)	405
221	Texas Instruments, Inc.	8,099
46	Xilinx, Inc.	1,198
		57,237

Software — 3.2%
91	Adobe Systems, Inc. (a)	3,979
36	Autodesk, Inc. (a)	1,780
31	BMC Software, Inc. (a)	973
60	CA, Inc.	1,548
28	Citrix Systems, Inc. (a) (c)	1,123
47	Compuware Corp. (a)	376
48	Electronic Arts, Inc. (a)	2,697
52	Intuit, Inc. (a)	1,590
1,249	Microsoft Corp.	36,789
54	Novell, Inc. (a)	414
610	Oracle Corp. (a)	13,202
139	Symantec Corp. (a)	2,700
		67,171

Specialty Retail — 1.5%
13	Abercrombie & Fitch Co., Class A	1,083
23	AutoNation, Inc. (a)	416
7	AutoZone, Inc. (a)	823
42	Bed Bath & Beyond, Inc. (a)	1,434
62	Best Buy Co., Inc.	2,837
26	Circuit City Stores, Inc. (c)	207
77	Gap, Inc. (The)	1,413
262	Home Depot, Inc.	8,484
49	Limited Brands, Inc.	1,130
229	Lowe's Cos., Inc.	6,417
42	Office Depot, Inc. (a)	871
12	OfficeMax, Inc.	400
21	RadioShack Corp. (c)	441
17	Sherwin-Williams Co. (The)	1,105
111	Staples, Inc.	2,376
21	Tiffany & Co.	1,109
69	TJX Cos., Inc.	2,002
		32,548

Textiles, Apparel & Luxury Goods — 0.4%
58	Coach, Inc. (a)	2,731
14	Jones Apparel Group, Inc.	306

16	Liz Claiborne, Inc.	544
60	Nike, Inc., Class B	3,513
9	Polo Ralph Lauren Corp.	721
14	V.F. Corp.	1,111
		8,926

Thrifts & Mortgage Finance — 1.1%
89	Countrywide Financial Corp. (c)	1,696
151	Fannie Mae	9,168
101	Freddie Mac	5,942
82	Hudson City Bancorp, Inc.	1,267
13	MGIC Investment Corp. (c)	410
56	Sovereign Bancorp, Inc. (c)	948
136	Washington Mutual, Inc.	4,789
		24,220

Tobacco — 1.2%
326	Altria Group, Inc.	22,671
26	Reynolds American, Inc. (c)	1,685
25	UST, Inc. (c)	1,224
		25,580

Trading Companies & Distributors — 0.0% (g)
11	W.W. Grainger, Inc. (c)	1,013

Wireless Telecommunication Services — 0.6%
54	ALLTEL Corp.	3,781
441	Sprint Nextel Corp.	8,377
		12,158
	Total Long-Term Investments
	(Cost $938,196)	2,086,162

Short-Term Investment — 0.9%

Investment Company — 0.9%
19,453	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $19,453)	19,453

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 3.3%

Certificates of Deposit — 0.2%
2,000	Barclays plc, London (United Kingdom),
	5.76%, 10/15/07	2,000
2,499	Calyon, New York, FRN,
	4.90%, 03/15/10	2,499
		4,499

Commercial Paper — 0.3%
1,990	Ebbets Funding LLC,
	5.98%, 10/19/07	1,990
2,986	Tempo Finance Corp.,
	5.34%, 10/22/07	2,986
		4,976

Corporate Notes — 1.9%
5,500	BBVA Senior Finance S.A. (Spain),	5,500
	FRN, 5.75%, 03/12/10
4,997	Beta Finance, Inc.,	4,997
	FRN, 4.89%, 02/20/09

1,500	Caixa d'Estalvisde Catalunya, (Spain),	1,500
	FRN, 5.75%, 06/30/08
5,000	Dorada Finance, Inc.,	5,000
	FRN, 4.87%, 01/14/08
4,225	HBOS Treasury Services plc,	4,225
	FRN, 5.79%, 08/29/08
6,000	Metropolitan Life Global Funding I,	6,000
	FRN, 5.13%, 08/21/08
1,700	Monumental Global Funding III,	1,700
	FRN, 5.55%, 05/24/10
1,000	Morgan Stanley,	1,000
	FRN, 5.43%, 12/17/07
5,000	Nationwide Building Society (United Kingdom),	5,000
	FRN, 5.81%, 09/08/08
5,000	Pricoa Global Funding I,	5,000
	FRN, 5.12%, 09/26/08
		39,922

Repurchase Agreements — 0.9%
8,665	Banc of America Securities LLC, 5.10%, dated 9/28/07, due 10/01/07,
	repurchase price $8,668, collateralized by U.S. Government Agency
	Mortgages	8,665
5,500	Barclays Capital, 5.12%, dated 9/28/07, due 10/01/07, repurchase price
	$5,502, collateralized by U.S. Government Agency Mortgages	5,500
5,500	Lehman Brothers, Inc., 5.24%, dated 9/28/07, due 10/01/07, repurchase
	price $5,502, collateralized by U.S. Government Agency Mortgages	5,500
		19,665
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $69,062)	69,062

Total Investments — 103.2%
(Cost $1,026,711)	2,174,677

Liabilities in Excess of Other Assets — (3.2)%	(67,680)
NET ASSETS (100.0%)	$2,106,997

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTATIONAL VALUE AT 09/30/07	UNREALIZED APPRECIATION
	Long Futures Outstanding
51	S&P 500 Index	December 2007	$19,611	$575

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,178,857
Aggregate gross unrealized depreciation	(30,891)
Net unrealized appreciation/depreciation	$1,147,966

Federal income tax cost of investments	$1,026,711

JPMorgan Intrepid Mid Cap Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.3%

Common Stocks — 99.3%

Aerospace & Defense — 1.1%
73	Precision Castparts Corp.	10,847

Airlines — 1.7%
248	AMR Corp. (a) (c)	5,526
112	Continental Airlines, Inc., Class B (a)	3,706
46	Copa Holdings, Class A (Panama)	1,834
111	UAL Corp. (a) (c)	5,151
		16,217

Auto Components — 1.4%
67	BorgWarner, Inc.	6,160
46	Johnson Controls, Inc.	5,386
37	WABCO Holdings, Inc.	1,740
		13,286

Beverages — 0.3%
102	PepsiAmericas, Inc.	3,302

Building Products — 0.3%
96	Lennox International, Inc.	3,241

Capital Markets — 2.8%
73	A.G. Edwards, Inc.	6,139
142	American Capital Strategies Ltd. (c)	6,072
129	Ameriprise Financial, Inc.	8,135
135	Apollo Investment Corp. (c)	2,810
135	Jefferies Group, Inc.	3,757
		26,913

Chemicals — 2.3%
93	Albemarle Corp.	4,128
165	Celanese Corp., Class A	6,447
174	Lyondell Chemical Co.	8,084
109	Terra Industries, Inc. (a) (c)	3,398
		22,057

Commercial Banks — 2.7%
49	City National Corp	3,427
117	Comerica, Inc.	6,005
69	PNC Financial Services Group, Inc.	4,712
128	Regions Financial Corp.	3,762
58	SunTrust Banks, Inc.	4,359
137	TCF Financial Corp.	3,573
		25,838

Commercial Services & Supplies — 2.2%
426	Allied Waste Industries, Inc. (a)	5,434
94	Equifax, Inc.	3,568
82	Manpower, Inc.	5,244
178	R.R. Donnelley & Sons Co.	6,519
		20,765

Communications Equipment — 0.3%

65	CommScope, Inc. (a)	3,256

Computers & Peripherals — 1.6%
137	NCR Corp. (a)	6,798
96	Seagate Technology (Cayman Islands)	2,466
242	Western Digital Corp. (a)	6,125
		15,389

Construction & Engineering — 0.8%
57	Foster Wheeler Ltd. (a)	7,444

Consumer Finance — 0.9%
196	Discover Financial Services (a)	4,081
124	First Marblehead Corp. (The) (c)	4,692
		8,773

Diversified Consumer Services — 2.6%
105	Apollo Group, Inc., Class A (a)	6,292
86	DeVry, Inc.	3,194
55	ITT Educational Services, Inc. (a)	6,644
361	Service Corp. International	4,658
79	Sotheby's (c)	3,780
		24,568

Diversified Telecommunication Services — 2.4%
92	AT&T, Inc.	3,903
136	CenturyTel, Inc.	6,272
111	Embarq Corp.	6,166
776	Qwest Communications International, Inc. (a)	7,106
		23,447

Electric Utilities — 2.7%
115	American Electric Power Co., Inc.	5,313
159	Edison International	8,789
60	FirstEnergy Corp.	3,807
78	FPL Group, Inc.	4,736
118	Northeast Utilities	3,357
		26,002

Electrical Equipment — 0.6%
58	Acuity Brands, Inc.	2,948
56	Belden, Inc. (c)	2,618
		5,566

Electronic Equipment & Instruments — 2.0%
37	Anixter International, Inc. (a)	3,034
152	Arrow Electronics, Inc. (a)	6,446
165	Avnet, Inc. (a)	6,561
31	Mettler-Toledo International, Inc. (Switzerland) (a)	3,193
		19,234

Energy Equipment & Services — 4.2%
75	Cameron International Corp. (a)	6,959
98	Dresser-Rand Group, Inc. (a)	4,194
80	ENSCO International, Inc.	4,510
131	Global Industries Ltd. (a)	3,369
117	Grant Prideco, Inc. (a)	6,401
71	National Oilwell Varco, Inc. (a)	10,274
74	Tidewater, Inc. (c)	4,650

40,357

Food & Staples Retailing — 0.6%
185	Kroger Co. (The)	5,285

Food Products — 1.1%
91	Corn Products International, Inc.	4,151
65	JM Smucker Co. (The) (c)	3,494
74	Pilgrim's Pride Corp. (c)	2,570
		10,215

Gas Utilities — 1.1%
49	AGL Resources, Inc.	1,922
102	Energen Corp.	5,829
126	UGI Corp.	3,263
		11,014

Health Care Equipment & Supplies — 0.5%
90	Kinetic Concepts, Inc. (a)	5,043

Health Care Providers & Services — 5.0%
102	Aetna, Inc.	5,541
149	Cigna Corp.	7,946
118	Coventry Health Care, Inc. (a)	7,360
110	Health Net, Inc. (a)	5,946
108	Humana, Inc. (a)	7,533
90	McKesson Corp.	5,291
31	Medco Health Solutions, Inc. (a)	2,838
55	WellCare Health Plans, Inc. (a)	5,746
		48,201

Hotels, Restaurants & Leisure — 0.9%
144	Darden Restaurants, Inc.	6,014
45	Jack in the Box, Inc. (a)	2,899
		8,913

Household Durables — 2.4%
86	Jarden Corp. (a)	2,652
66	Mohawk Industries, Inc. (a) (c)	5,341
5	NVR, Inc. (a) (c)	2,492
73	Snap-On, Inc.	3,602
99	Stanley Works (The)	5,557
106	Tempur-Pedic International, Inc. (c)	3,789
		23,433

Household Products — 0.6%
54	Energizer Holdings, Inc. (a)	6,027

Independent Power Producers & Energy Traders — 0.7%
170	Mirant Corp. (a)	6,907

Industrial Conglomerates — 0.8%
153	McDermott International, Inc. (a)	8,263

Insurance — 4.9%
83	Arch Capital Group Ltd. (Bermuda) (a)	6,154
157	Axis Capital Holdings Ltd. (Bermuda)	6,089
105	CNA Financial Corp.	4,133
98	Loews Corp.	4,733
105	Nationwide Financial Services, Inc.	5,635
70	Odyssey Re Holdings, Corp. (c)	2,579

84	Philadelphia Consolidated Holding Co. (a)	3,456
96	RenaissanceRe Holdings Ltd. (Bermuda)	6,273
99	XL Capital Ltd., Class A (Bermuda)	7,873
		46,925

Internet & Catalog Retail — 1.0%
202	Expedia, Inc. (a)	6,424
35	priceline.com, Inc. (a) (c)	3,062
		9,486

IT Services — 1.4%
120	Accenture Ltd., Class A (Bermuda)	4,826
102	Hewitt Associates, Inc., Class A (a)	3,582
168	Total System Services, Inc. (c)	4,656
		13,064

Leisure Equipment & Products — 1.2%
194	Hasbro, Inc.	5,408
251	Mattel, Inc.	5,884
		11,292

Life Sciences Tools & Services — 1.2%
97	Thermo Fisher Scientific, Inc. (a)	5,582
92	Waters Corp. (a)	6,123
		11,705

Machinery — 5.4%
71	Cummins, Inc.	9,111
14	Deere & Co.	2,122
85	Eaton Corp.	8,419
146	Manitowoc Co., Inc. (The)	6,447
56	PACCAR, Inc.	4,783
82	Parker-Hannifin Corp.	9,181
53	SPX Corp.	4,906
82	Terex Corp. (a)	7,335
		52,304

Media — 2.7%
94	CBS Corp., Class B	2,967
105	DreamWorks Animation SKG, Inc., Class A (a)	3,512
102	Interactive Data Corp.	2,888
75	McGraw-Hill Cos., Inc. (The)	3,803
59	Meredith Corp.	3,358
95	Omnicom Group, Inc.	4,559
122	Viacom, Inc., Class B (a)	4,758
		25,845

Metals & Mining — 4.0%
150	AK Steel Holding Corp. (a)	6,571
51	Allegheny Technologies, Inc.	5,607
57	Freeport-McMoRan Copper & Gold, Inc.	5,975
50	Southern Copper Corp. (c)	6,179
129	Steel Dynamics, Inc.	6,034
75	United States Steel Corp.	7,924
		38,290

Multi-Utilities — 2.4%
95	Alliant Energy Corp.	3,656

352	CenterPoint Energy, Inc.	5,635
136	DTE Energy Co.	6,568
201	MDU Resources Group, Inc.	5,596
21	Public Service Enterprise Group, Inc.	1,865
		23,320

Multiline Retail — 1.0%
131	Big Lots, Inc. (a)	3,906
143	Dollar Tree Stores, Inc. (a)	5,777
		9,683

Office Electronics — 0.9%
494	Xerox Corp. (a)	8,571

Oil, Gas & Consumable Fuels — 5.0%
142	Frontier Oil Corp.	5,909
131	Hess Corp.	8,709
64	Holly Corp.	3,835
77	Marathon Oil Corp.	4,370
117	Noble Energy, Inc.	8,181
42	Overseas Shipholding Group, Inc.	3,211
128	Tesoro Corp.	5,877
65	Valero Energy Corp.	4,399
82	Western Refining, Inc. (c)	3,340
		47,831

Personal Products — 0.7%
66	Herbalife Ltd. (Cayman Islands)	3,014
86	NBTY, Inc. (a)	3,483
		6,497

Pharmaceuticals — 1.1%
169	Forest Laboratories, Inc. (a)	6,283
343	King Pharmaceuticals, Inc. (a)	4,017
		10,300

Real Estate Investment Trusts (REITs) — 4.3%
250	Annaly Capital Management, Inc.	3,978
69	Boston Properties, Inc.	7,159
140	General Growth Properties, Inc.	7,496
132	Hospitality Properties Trust	5,374
162	iStar Financial, Inc.	5,506
96	Nationwide Health Properties, Inc. (c)	2,893
135	ProLogis	8,937
		41,343

Real Estate Management & Development — 1.2%
229	CB Richard Ellis Group, Inc., Class A (a)	6,364
50	Jones Lang LaSalle, Inc. (c)	5,149
		11,513

Road & Rail — 0.9%
113	CSX Corp.	4,833
34	Union Pacific Corp.	3,833
		8,666

Semiconductors & Semiconductor Equipment — 4.0%
208	Amkor Technology, Inc. (a) (c)	2,399
37	KLA-Tencor Corp.	2,069

137	Lam Research Corp. (a)	7,318
134	MEMC Electronic Materials, Inc. (a)	7,881
249	NVIDIA Corp. (a)	9,008
303	ON Semiconductor Corp. (a) (c)	3,804
109	Varian Semiconductor Equipment Associates, Inc. (a)	5,852
		38,331

Software — 4.5%
82	ANSYS, Inc. (a)	2,792
203	BMC Software, Inc. (a)	6,340
318	Cadence Design Systems, Inc. (a)	7,065
200	McAfee, Inc. (a)	6,956
88	NAVTEQ Corp. (a)	6,838
113	Sybase, Inc. (a)	2,621
257	Symantec Corp. (a)	4,977
204	Synopsys, Inc. (a)	5,530
		43,119

Specialty Retail — 2.6%
98	Aeropostale, Inc. (a)	1,870
52	AutoZone, Inc. (a)	6,016
57	GameStop Corp., Class A (a)	3,235
58	Men's Wearhouse, Inc.	2,910
191	RadioShack Corp. (c)	3,944
100	Sherwin-Williams Co. (The)	6,592
		24,567

Textiles, Apparel & Luxury Goods — 0.3%
59	Phillips-Van Heusen Corp.	3,070

Thrifts & Mortgage Finance — 0.3%
123	Washington Federal, Inc.	3,219

Tobacco — 1.7%
100	Loews Corp. - Carolina Group	8,213
28	Reynolds American, Inc. (c)	1,799
126	UST, Inc. (c)	6,225
		16,237
	Total Long-Term Investments
	(Cost $808,747)	954,981

Short-Term Investment — 0.6%

Investment Company — 0.6%
5,628	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $5,628)	5,628

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 7.8%

Certificates of Deposits — 0.9%
2,499	Calyon, New York,
	FRN, 4.94%, 03/15/10	2,499
6,500	Canadian Imperial Bank, New York,
	FRN, 4.87%, 02/14/08	6,500
		8,999

Corporate Notes — 4.5%
4,000	Anglo Irish Bank Corp. plc, (Ireland),
	FRN, 5.80%, 08/04/08	4,000
4,000	Banque Federative du Credit Mutuel, (France),
	FRN, 5.81%, 08/01/08	4,000
4,000	BBVA Senior Finance S.A., (Spain),
	FRN, 5.75%, 03/12/10	4,000
4,000	Caixa Catal, (Spain),
	FRN, 5.75%, 06/30/08	4,000
5,000	General Electric Capital Corp.,
	FRN, 4.90%, 03/12/10	5,000
4,000	Macquarie Bank Ltd., (Australia),
	FRN, 5.17%, 08/20/08	4,000
4,500	Monumental Global Funding,
	FRN, 5.55%, 05/24/10	4,500
3,500	Morgan Stanley,
	FRN, 5.43%, 12/17/07	3,500
5,000	National Rural Utilities Cooperative Finance Corp.,
	FRN, 5.70%, 09/04/08	5,000
5,000	Pricoa Global Funding I,
	FRN, 5.12%, 09/26/08	5,000
		43,000

Repurchase Agreements — 2.4%
8,041	Banc of America Securities LLC, 5.10%, dated 09/28/07,
	due 10/01/07, repurchase price $8,044, collateralized
	by U.S. Government Agency Mortgages	8,041
3,000	Barclays Capital, 5.12%, dated 09/28/07,
	due 10/01/07, repurchase price $3,001, collateralized
	by U.S. Government Agency Mortgages	3,000
3,000	Bear Stearns Cos, Inc., 5.25%, dated 09/28/07 ,
	due 10/01/07, repurchase price $3,001, collateralized
	by U.S. Government Agency Mortgages	3,000
3,000	Credit Suisse (USA) LLC, 5.26%, dated 09/28/07,
	due 10/01/07, repurchase price $3,001, collateralized
	by U.S. Government Agency Mortgages	3,000
3,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07,
	due 10/01/07, repurchase price $3,001, collateralized
	by U.S. Government Agency Mortgages	3,000
3,000	Morgan Stanley, 5.15%, dated 09/28/07,
	due 10/01/07, repurchase price $3,001, collateralized
	by U.S. Government Agency Mortgages	3,000
		23,041
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $75,040)	75,040

Total Investments — 107.7%
(Cost $889,415)	1,035,649

Liabilities in Excess of Other Assets — (7.7)%	(74,077)

NET ASSETS — 100.0%	$961,572

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,943
Aggregate gross unrealized depreciation	(25,709)
Net unrealized appreciation/depreciation	$146,234

Federal income tax cost of investments	$889,415

JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Investment Companies — 99.8% (b)
16,939	JPMorgan Core Bond Fund, Select Class	180,231
29,514	JPMorgan Core Plus Bond Fund, Select Class	228,146
2,240	JPMorgan Emerging Markets Debt Fund, Select Class	19,512
15,965	JPMorgan Government Bond Fund, Select Class	160,926
18,542	JPMorgan High Yield Bond Fund, Select Class	154,267
7,349	JPMorgan Intermediate Bond Fund, Select Class	75,989
484	JPMorgan International Equity Fund, Select Class	19,940
4,401	JPMorgan International Equity Index Fund, Select Class	141,359
4,183	JPMorgan Intrepid America Fund, Select Class	124,687
2,743	JPMorgan Intrepid Growth Fund, Select Class	69,784
1,095	JPMorgan Intrepid Long/Short Fund, Select Class	19,352
2,134	JPMorgan Intrepid Mid Cap Fund, Select Class	39,680
1,176	JPMorgan Large Cap Growth Fund, Select Class (a)	23,485
5,045	JPMorgan Large Cap Value Fund, Select Class	91,512
20,302	JPMorgan Liquid Assets Money Market Fund, Institutional Class	20,302
5,877	JPMorgan Market Expansion Index Fund, Select Class	78,164
13,922	JPMorgan Multi-Cap Market Neutral Fund, Select Class	153,416
2,026	JPMorgan Real Return Fund, Select Class	19,083
5,378	JPMorgan Short Duration Bond Fund, Select Class	56,850
10,238	JPMorgan U.S. Equity Fund, Select Class	130,635
5,216	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	114,856
2,008	JPMorgan Ultra Short Term Bond Fund, Select Class	19,174

Total Investments — 99.8%
(Cost $1,696,940)	1,941,350

Other Assets in Excess of Liabilities — 0.2%	4,644

NET ASSETS — 100.0%	$1,945,994

Percentages indicated are based on net assets.

Allocation of Investments*
Taxable Fixed Income Funds	47.1%
Domestic Equity Funds	35.7
International Equity Funds	8.3
Specialty Funds	7.9
Money Market Funds	1.0

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,908
Aggregate gross unrealized depreciation	(4,498)
Net unrealized appreciation/depreciation	$244,410

Federal income tax cost of investments	$1,696,940

JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Investment Companies — 99.6% (b)
8,898	JPMorgan Core Bond Fund, Select Class	94,678
14,323	JPMorgan Core Plus Bond Fund, Select Class	110,716
932	JPMorgan Emerging Markets Debt Fund, Select Class	8,115
8,188	JPMorgan Government Bond Fund, Select Class	82,538
6,276	JPMorgan High Yield Bond Fund, Select Class	52,220
4,974	JPMorgan Intermediate Bond Fund, Select Class	51,430
778	JPMorgan International Equity Index Fund, Select Class	24,977
966	JPMorgan Intrepid America Fund, Select Class	28,792
730	JPMorgan Intrepid Growth Fund, Select Class	18,574
454	JPMorgan Intrepid Long/Short Fund, Select Class	8,023
885	JPMorgan Intrepid Mid Cap Fund, Select Class	16,455
7	JPMorgan Large Cap Growth Fund, Select Class (a)	131
882	JPMorgan Large Cap Value Fund, Select Class	16,006
17,486	JPMorgan Liquid Assets Money Market Fund, Institutional Class	17,486
5,789	JPMorgan Multi-Cap Market Neutral Fund, Select Class	63,797
841	JPMorgan Real Return Fund, Select Class	7,925
5,621	JPMorgan Short Duration Bond Fund, Select Class	59,417
6,599	JPMorgan Ultra Short Duration Bond Fund, Select Class	63,021
2,793	JPMorgan U.S. Equity Fund, Select Class	35,643
1,863	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	41,027

Total Investments — 99.6%
(Cost $752,844)	800,971

Other Assets in Excess of Liabilities — 0.4%	3,228

NET ASSETS — 100.0%	$804,199

Percentages indicated are based on net assets.

Allocation of Investments*
Taxable Fixed Income Funds	66.2%
Domestic Equity Funds	20.5
Specialty Funds	8.0
International Equity Funds	3.1
Money Market Funds	2.2

*Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,814
Aggregate gross unrealized depreciation	(4,687)
Net unrealized appreciation/depreciation	$48,127

Federal income tax cost of investments	$752,844

JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Investment Companies — 99.9% (b)
8,706	JPMorgan Core Bond Fund, Select Class	92,637
21,302	JPMorgan Core Plus Bond Fund, Select Class	164,665
2,430	JPMorgan Emerging Markets Debt Fund, Select Class	21,160
7,126	JPMorgan Government Bond Fund, Select Class	71,830
20,092	JPMorgan High Yield Bond Fund, Select Class	167,163
3,969	JPMorgan Intermediate Bond Fund, Select Class	41,042
1,547	JPMorgan International Equity Fund, Select Class	63,786
4,796	JPMorgan International Equity Index Fund, Select Class	154,056
5,324	JPMorgan Intrepid America Fund, Select Class	158,718
3,396	JPMorgan Intrepid Growth Fund, Select Class	86,406
1,185	JPMorgan Intrepid Long/Short Fund, Select Class	20,953
4,642	JPMorgan Intrepid Mid Cap Fund, Select Class	86,286
6,811	JPMorgan Large Cap Growth Fund, Select Class (a)	136,021
9,162	JPMorgan Large Cap Value Fund, Select Class	166,202
17,803	JPMorgan Liquid Assets Money Market Fund, Institutional Class	17,803
7,957	JPMorgan Market Expansion Index Fund, Select Class	105,828
15,072	JPMorgan Multi-Cap Market Neutral Fund, Select Class	166,098
2,192	JPMorgan Real Return Fund, Select Class	20,647
1,785	JPMorgan Small Cap Value Fund, Select Class	42,463
17,879	JPMorgan U.S. Equity Fund, Select Class	228,142
4,876	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	107,370

Total Investments — 99.9%
(Cost $1,741,507)	2,119,276

Other Assets in Excess of Liabilities — 0.1%	2,399

NET ASSETS — 100.0%	$2,121,675

Percentages indicated are based on net assets.

Allocation of Investments*
Domestic Equity Funds	53.7%
Taxable Fixed Income Funds	27.3
International Equity Funds	10.3
Specialty Funds	7.8
Money Market Funds	0.9

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$378,765
Aggregate gross unrealized depreciation	(996)
Net unrealized appreciation/depreciation	$377,769

Federal income tax cost of investments	$1,741,507

JPMorgan Investor Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Investment Companies — 100.0% (b)
2,813	JPMorgan Core Bond Fund, Select Class	29,930
1,744	JPMorgan Emerging Markets Debt Fund, Select Class	15,186
1,472	JPMorgan Government Bond Fund, Select Class	14,841
5,474	JPMorgan High Yield Bond Fund, Select Class	45,544
1,530	JPMorgan International Equity Fund, Select Class	63,065
4,961	JPMorgan International Equity Index Fund, Select Class	159,345
4,982	JPMorgan Intrepid America Fund, Select Class	148,513
3,243	JPMorgan Intrepid Growth Fund, Select Class	82,501
872	JPMorgan Intrepid Long/Short Fund, Select Class	15,413
5,059	JPMorgan Intrepid Mid Cap Fund, Select Class	94,039
6,643	JPMorgan Large Cap Growth Fund, Select Class (a)	132,655
9,331	JPMorgan Large Cap Value Fund, Select Class	169,273
6,383	JPMorgan Liquid Assets Money Market Fund, Institutional Class	6,383
6,954	JPMorgan Market Expansion Index Fund, Select Class	92,489
10,975	JPMorgan Multi-Cap Market Neutral Fund, Select Class	120,941
1,602	JPMorgan Real Return Fund, Select Class	15,089
1,949	JPMorgan Small Cap Value Fund, Select Class	46,364
16,006	JPMorgan U.S. Equity Fund, Select Class	204,231
3,551	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	78,193
1,585	JPMorgan Ultra Short Duration Bond Fund, Select Class	15,136

Total Investments — 100.0%
(Cost $1,219,714)	1,549,131

Liabilities in Excess of Other Assets — (0.0)%	(587)

NET ASSETS — 100.0%	$1,548,544

Percentages indicated are based on net assets.

Allocation of Investments*
Domestic Equity Funds	68.7%
International Equity Funds	14.3
Taxable Fixed Income Funds	8.8
Specialty Funds	7.8
Money Market Funds	0.4

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,362

Aggregate gross unrealized depreciation	(945)
Net unrealized appreciation/depreciation	$329,417

Federal income tax cost of investments	$1,219,714

JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 100.0%

Common Stocks — 100.0%

Aerospace & Defense — 9.0%
342	Boeing Co.	35,885
261	General Dynamics Corp.	22,026
242	Lockheed Martin Corp.	26,255
76	Precision Castparts Corp.	11,217
		95,383

Biotechnology — 4.5%
380	Celgene Corp. (a)	27,112
501	Gilead Sciences, Inc. (a)	20,471
		47,583

Capital Markets — 5.7%
166	Franklin Resources, Inc.	21,165
109	Goldman Sachs Group, Inc. (The)	23,646
384	Lazard Ltd., Class A (Bermuda)	16,302
		61,113

Chemicals — 8.0%
508	Monsanto Co.	43,539
168	Potash Corp. of Saskatchewan (Canada)	17,715
283	Praxair, Inc.	23,693
		84,947

Communications Equipment — 5.3%
602	Cisco Systems, Inc. (a)	19,922
151	Nokia OYJ ADR (Finland)	5,739
308	Research In Motion Ltd. (Canada) (a)	30,354
		56,015

Computers & Peripherals — 9.1%
256	Apple, Inc. (a)	39,352
878	Hewlett-Packard Co.	43,736
112	International Business Machines Corp.	13,182
		96,270

Construction & Engineering — 0.9%
134	Jacobs Engineering Group, Inc. (a)	10,128

Diversified Financial Services — 3.0%
39	CME Group, Inc.	23,130
55	IntercontinentalExchange, Inc. (a)	8,415
		31,545

Electrical Equipment — 1.9%
304	Roper Industries, Inc. (c)	19,886

Energy Equipment & Services — 6.1%
85	National Oilwell Varco, Inc. (a)	12,283
268	Schlumberger Ltd.	28,087
167	Smith International, Inc.	11,948
111	Transocean, Inc. (a)	12,503
		64,821

Food & Staples Retailing — 2.9%
448	CVS/Caremark Corp.	17,761

385	Safeway, Inc.	12,751
30,512

Health Care Providers & Services — 2.5%
171	Express Scripts, Inc. (a)	9,551
222	Laboratory Corp. of America Holdings (a) (c)	17,386
		26,937

Hotels, Restaurants & Leisure — 3.6%
160	Marriott International, Inc., Class A	6,973
388	McDonald's Corp.	21,145
113	MGM Mirage (a)	10,107
		38,225

Household Durables — 0.6%
52	Garmin Ltd. (Cayman Islands) (c)	6,257

Insurance — 1.4%
88	Lincoln National Corp.	5,799
18	Markel Corp. (a)	8,905
		14,704

Internet & Catalog Retail — 1.3%
149	Amazon.com, Inc. (a)	13,861

Internet Software & Services — 4.1%
77	Google, Inc., Class A (a)	43,535

IT Services — 1.6%
119	MasterCard, Inc., Class A (c)	17,549

Life Sciences Tools & Services — 1.7%
314	Thermo Fisher Scientific, Inc. (a)	18,113

Media — 1.2%
547	DIRECTV Group, Inc. (The) (a)	13,291

Metals & Mining — 1.5%
481	Cia Vale do Rio Doce ADR (Brazil) (c)	16,334

Multiline Retail — 1.1%
245	Nordstrom, Inc.	11,479

Oil, Gas & Consumable Fuels — 1.8%
168	Valero Energy Corp.	11,252
123	XTO Energy, Inc.	7,619
		18,871

Pharmaceuticals — 3.0%
67	Allergan, Inc. (m)	4,332
170	Merck & Co., Inc.	8,767
274	Schering-Plough Corp.	8,660
140	Shire plc ADR (United Kingdom)	10,372
		32,131

Real Estate Management & Development — 0.7%
286	CB Richard Ellis Group, Inc., Class A (a)	7,965

Road & Rail — 1.5%
198	Burlington Northern Santa Fe Corp.	16,096

Semiconductors & Semiconductor Equipment — 4.3%
194	Lam Research Corp. (a) (c)	10,332
236	MEMC Electronic Materials, Inc. (a)	13,862
587	NVIDIA Corp. (a)	21,271
		45,465

Software — 2.4%
198	Microsoft Corp.	5,824
69	NAVTEQ Corp. (a)	5,388
660	Oracle Corp. (a)	14,289
		25,501

Specialty Retail — 2.8%
162	GameStop Corp., Class A (a)	9,146
194	Tiffany & Co.	10,151
374	TJX Cos., Inc.	10,869
		30,166

Tobacco — 2.5%
384	Altria Group, Inc. (m)	26,727

Wireless Telecommunication Services — 4.0%
471	America Movil S.A. de C.V., Series L, ADR (Mexico)	30,170
295	Crown Castle International Corp. (a)	11,999
		42,169
	Total Long-Term Investments
	(Cost $679,660)	1,063,579

Short-Term Investment — 0.1%

Investment Company — 0.1%	550	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	550
(Cost $550)

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.4%

Certificate of Deposit — 0.2%
2,000	Calyon, New York,
	FRN, 4.90%, 03/15/10	2,000

Corporate Notes — 0.8%
2,000	BBVA Senior Finance S.A., (Spain)
	FRN, 5.75%, 03/12/10 (Spain)	2,000
2,998	Beta Finance Inc.,
	FRN, 4.89%, 02/20/09	2,998
3,500	Monumental Global Fund,
	FRN, 5.55%, 05/24/10	3,500
		8,498

Repurchase Agreements — 4.4%
6,762	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $6,765, collateralized by U.S. Government Agency Mortgages	6,762
10,000	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Credit Suisse (USA) LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Lehman Brothers, Inc. 5.24%, dated 09/28/07, due 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
		46,762
	Total Investments of Cash Collateral for Securities on Loan (Cost $57,260)	57,260

Total Investments — 105.5%
(Cost $737,470)	1,121,389

Liabilities in Excess of Other Assets — (5.5)%	(58,323)

Net Assets — 100.0%	$1,063,066

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$386,179
Aggregate gross unrealized depreciation	(2,260)
Net unrealized appreciation/depreciation	$383,919

Federal income tax cost of investments	$737,470

JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9%

Common Stocks — 98.9%

Aerospace & Defense — 0.5%
97	Spirit Aerosystems Holdings, Inc., Class A (a)	3,769

Auto Components — 0.5%
134	TRW Automotive Holdings Corp. (a)	4,239

Beverages — 0.4%
144	Constellation Brands, Inc., Class A (a)	3,484

Capital Markets — 4.3%
55	Bear Stearns Cos., Inc. (The) (c)	6,755
105	Lazard Ltd., Class A (Bermuda)	4,435
124	Morgan Stanley	7,831
842	TD AMERITRADE Holding Corp. (a) (c)	15,341
		34,362

Chemicals — 1.8%
68	Dow Chemical Co. (The)	2,928
205	Rohm & Haas Co. (c)	11,429
		14,357

Commercial Banks — 4.5%
131	BB&T Corp.	5,283
135	TCF Financial Corp.	3,526
120	U.S. Bancorp	3,895
330	Wachovia Corp.	16,529
191	Wells Fargo & Co.	6,800
		36,033

Communications Equipment — 1.8%
350	Corning, Inc.	8,628
310	Motorola, Inc.	5,744
		14,372

Computers & Peripherals — 1.2%
42	International Business Machines Corp.	4,936
64	Lexmark International, Inc., Class A (a)	2,675
86	Network Appliance, Inc. (a)	2,322
		9,933

Consumer Finance — 1.0%
96	Capital One Financial Corp.	6,344
62	Discover Financial Services (a)	1,292
		7,636

Containers & Packaging — 0.4%
56	Ball Corp.	3,021

Diversified Financial Services — 8.3%
605	Bank of America Corp.	30,405
124	CIT Group, Inc.	4,981
650	Citigroup, Inc.	30,349
		65,735

Diversified Telecommunication Services — 5.1%
208	AT&T, Inc.	8,801

726	Verizon Communications, Inc.	32,138
40,939

Electric Utilities — 3.4%
126	American Electric Power Co., Inc.	5,788
196	Edison International	10,879
90	FirstEnergy Corp.	5,713
315	Sierra Pacific Resources	4,958
		27,338

Electronic Equipment & Instruments — 1.1%
96	Arrow Electronics, Inc. (a)	4,061
141	Tyco Electronics Ltd. (Bermuda)	4,983
		9,044

Energy Equipment & Services — 0.5%
93	Halliburton Co.	3,583

Food & Staples Retailing — 1.7%
284	Safeway, Inc.	9,396
113	SUPERVALU, Inc.	4,389
		13,785

Food Products — 1.0%
67	General Mills, Inc.	3,869
118	Kraft Foods, Inc., Class A	4,062
		7,931

Health Care Providers & Services — 1.0%
96	WellPoint, Inc. (a)	7,576

Hotels, Restaurants & Leisure — 0.7%
137	Royal Caribbean Cruises Ltd.	5,359

Household Products — 3.9%
89	Colgate-Palmolive Co.	6,340
347	Procter & Gamble Co.	24,394
		30,734

Industrial Conglomerates — 4.4%
708	General Electric Co.	29,311
120	Tyco International Ltd. (Bermuda)	5,305
		34,616

Insurance — 6.0%
87	AMBAC Financial Group, Inc. (c)	5,479
47	American International Group, Inc.	3,186
52	Assurant, Inc. (c)	2,765
469	Genworth Financial, Inc., Class A	14,406
89	Hartford Financial Services Group, Inc.	8,228
98	MBIA, Inc. (c)	5,989
82	MetLife, Inc.	5,739
21	Prudential Financial, Inc.	2,039
		47,831

Internet Software & Services — 0.5%
161	Yahoo!, Inc. (a)	4,319

IT Services — 0.4%
158	Western Union Co. (The)	3,320

Machinery — 3.0%
26	Caterpillar, Inc.	2,055

170	Dover Corp.	8,661
139	Joy Global, Inc.	7,049
71	Kennametal, Inc.	5,929
		23,694

Media — 4.8%
115	Comcast Corp., Class A (a)	2,783
453	News Corp., Class A	9,953
113	R.H. Donnelley Corp. (a)	6,340
230	Time Warner Cable, Inc., Class A (a)	7,550
203	Time Warner, Inc.	3,722
221	Walt Disney Co. (The)	7,600
		37,948

Metals & Mining — 1.1%
224	Alcoa, Inc.	8,751

Multi-Utilities — 2.4%
378	CMS Energy Corp.	6,365
101	Consolidated Edison, Inc.	4,685
88	SCANA Corp.	3,425
205	Xcel Energy, Inc.	4,422
		18,897

Multiline Retail — 0.6%
79	Kohl's Corp. (a)	4,500

Oil, Gas & Consumable Fuels — 13.2%
23	Apache Corp.	2,107
149	Arch Coal, Inc. (c)	5,031
174	Chevron Corp.	16,283
194	ConocoPhillips	16,989
89	EOG Resources, Inc.	6,430
447	Exxon Mobil Corp.	41,342
28	Marathon Oil Corp.	1,596
164	Occidental Petroleum Corp.	10,522
71	XTO Energy, Inc.	4,366
		104,666

Paper & Forest Products — 1.0%
963	Domtar Corp. (Canada) (a)	7,895

Pharmaceuticals — 6.0%
152	Abbott Laboratories	8,134
250	Merck & Co., Inc.	12,912
244	Pfizer, Inc.	5,966
275	Schering-Plough Corp.	8,689
82	Sepracor, Inc. (a)	2,266
219	Wyeth	9,761
		47,728

Real Estate Investment Trusts (REITs) — 1.0%
90	Mack-Cali Realty Corp.	3,679
51	Public Storage	4,011
		7,690

Road & Rail — 2.2%
56	Burlington Northern Santa Fe Corp.	4,562
101	Hertz Global Holdings, Inc. (a) (c)	2,288

201	Norfolk Southern Corp.	10,454
17,304

Semiconductors & Semiconductor Equipment — 0.7%
228	Xilinx, Inc.	5,949

Software — 0.6%
260	Symantec Corp. (a)	5,045

Specialty Retail — 1.0%
96	Advance Auto Parts, Inc.	3,205
233	Staples, Inc.	5,001
		8,206

Thrifts & Mortgage Finance — 4.8%
311	Countrywide Financial Corp. (c)	5,912
102	Fannie Mae	6,227
299	Freddie Mac	17,664
163	MGIC Investment Corp. (c)	5,263
137	Radian Group, Inc. (c)	3,194
		38,260

Tobacco — 1.2%
138	Altria Group, Inc.	9,574

Wireless Telecommunication Services — 0.9%
185	Crown Castle International Corp. (a) (c)	7,503
	Total Long-Term Investments
	(Cost $651,239)	786,926

Short-Term Investments — 1.0%

Investment Companies — 1.0%
8,014	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $8,014)	8,014
Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.0%

Certificate of Deposit — 0.2%
1,250	Calyon, New York,
	FRN, 4.90%, 03/15/10	1,250

Corporate Notes — 0.8%
1,000	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	1,000
2,000	BBVA US Senior SAU (France),
	FRN, 5.75%, 03/12/10	2,000
739	HBOS Treasury Services plc,
	FRN, 5.79%, 08/29/08	739
1,000	Macquarie Bank Ltd.,
	FRN, 5.17%, 08/20/08	1,000
1,500	Monumental Global Funding,
	FRN, 5.55%, 05/24/10	1,500
		6,239

Repurchase Agreements — 4.0%
6,955	Banc of America Securities LLC, 5.10%, dated 9/28/07, due 10/01/07, repurchase price $6,958, collateralized by U.S. Government Agency Mortgages	6,955
6,250	Barclays Capital, 5.12%, dated 9/28/07, due 10/01/07, repurchase price $6,253, collateralized by U.S. Government Agency Mortgages	6,250
6,250	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $6,253, collateralized by U.S. Government Agency Mortgages	6,250
6,250	Credit Suisse First Boston LLC, 5.26%, dated 9/28/07, due 10/01/07, repurchase price $6,253, collateralized by U.S. Government Agency Mortgages	6,250
6,250	Lehman Brothers Inc., 5.24%, dated 9/28/07, due 10/01/07, repurchase price $6,253, collateralized by U.S. Government Agency Mortgages	6,250
		31,955
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $39,444)	39,444

Total Investments — 104.9%
(Cost $698,697)	834,384

Liabilities in Excess of Other Assets — (4.9)%	(39,188)

NET ASSETS — 100.0%	$795,196

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company and advised by JPMorgan Investment Advisors.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposed was as follows:

Aggregate gross unrealized appreciation	$153,126
Aggregate gross unrealized depreciation	(17,439)
Net unrealized appreciation/depreciation	$135,687

Federal income tax cost of investments	$698,697

JPMorgan Market Expansion Index Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.3%

Common Stocks — 99.3%

Aerospace & Defense — 1.5%
11	AAR Corp. (a) (m)	332
18	Alliant Techsystems, Inc. (a) (c)	1,948
4	Applied Signal Technology, Inc.	58
41	Ceradyne, Inc. (a) (c)	3,138
7	Cubic Corp.	315
10	Curtiss-Wright Corp. (c)	468
25	DRS Technologies, Inc.	1,352
6	EDO Corp. (c)	363
3	Esterline Technologies Corp. (a) (c)	166
21	GenCorp, Inc. (a) (c)	249
15	Moog, Inc., Class A (a) (c)	670
20	Triumph Group, Inc. (c)	1,618
		10,677

Air Freight & Logistics — 0.5%
41	Expeditors International of Washington, Inc.	1,941
11	Forward Air Corp. (c)	331
49	Hub Group, Inc., Class A (a) (c)	1,469
		3,741

Airlines — 0.4%
30	Alaska Air Group, Inc. (a) (m)	695
10	Frontier Airlines Holdings, Inc. (a) (c)	60
11	Mesa Air Group, Inc. (a)	48
77	SkyWest, Inc.	1,930
		2,733

Auto Components — 1.0%
125	ArvinMeritor, Inc. (c)	2,110
19	BorgWarner, Inc.	1,703
5	Drew Industries, Inc. (a)	186
75	Gentex Corp. (c)	1,615
29	Lear Corp. (a)	917
14	Modine Manufacturing Co.	383
5	Standard Motor Products, Inc.	44
10	Superior Industries International, Inc. (c)	212
		7,170

Automobiles — 0.2%
5	Coachmen Industries, Inc.	35
22	Fleetwood Enterprises, Inc. (a) (c)	189
11	Monaco Coach Corp. (c)	155
22	Thor Industries, Inc. (c)	1,004
14	Winnebago Industries, Inc. (c)	330
		1,713

Beverages — 0.2%
4	Boston Beer Co., Inc., Class A (a)	199
43	PepsiAmericas, Inc.	1,400
		1,599

Biotechnology — 1.1%
25	ArQule, Inc. (a)	176
40	Cephalon, Inc. (a) (c)	2,900
12	LifeCell Corp. (a) (c)	462
10	Martek Biosciences Corp. (a) (c)	281
223	Millennium Pharmaceuticals, Inc. (a)	2,260
14	PDL BioPharma, Inc. (a)	294
26	Regeneron Pharmaceuticals, Inc. (a) (c)	472
24	Savient Pharmaceuticals, Inc. (a)	350
23	Vertex Pharmaceuticals, Inc. (a)	875
		8,070

Building Products — 0.5%
9	Apogee Enterprises, Inc.	241
12	Gibraltar Industries, Inc.	223
11	Griffon Corp. (a) (c)	163
42	Lennox International, Inc.	1,421
28	NCI Building Systems, Inc. (a) (c)	1,201
15	Universal Forest Products, Inc. (c)	447
		3,696

Capital Markets — 1.4%
9	Investment Technology Group, Inc. (a)	373
82	Jefferies Group, Inc.	2,281
22	LaBranche & Co., Inc. (a) (c)	102
3	Merrill Lynch & Co., Inc.	181
38	Nuveen Investments, Inc., Class A	2,363
18	optionsXpress Holdings, Inc.	463
13	Piper Jaffray Cos. (a)	711
60	Raymond James Financial, Inc.	1,986
38	SEI Investments Co.	1,040
9	SWS Group, Inc. (c)	150
9	TradeStation Group, Inc. (a) (c)	108
		9,758

Chemicals — 3.3%
10	A. Schulman, Inc. (c)	201
20	Albemarle Corp. (m)	905
7	Arch Chemicals, Inc.	343
36	Cabot Corp.	1,284
6	Cytec Industries, Inc.	376
19	Ferro Corp. (c)	380
41	FMC Corp.	2,135
14	Georgia Gulf Corp. (c)	197
37	H.B. Fuller Co.	1,110
47	Lubrizol Corp.	3,030
95	Lyondell Chemical Co.	4,391
4	Material Sciences Corp. (a)	40
97	Olin Corp.	2,175
39	OM Group, Inc. (a)	2,051
29	Omnova Solutions, Inc. (a)	169
2	Penford Corp.	73
31	PolyOne Corp. (a)	231

3	Quaker Chemical Corp.	64
58	RPM International, Inc.	1,379
33	Scotts Miracle-Gro Co. (The), Class A	1,431
17	Sensient Technologies Corp.	497
9	Tronox, Inc., Class B	81
29	Valspar Corp.	798
		23,341

Commercial Banks — 4.0%
7	Alabama National Bancorp (c)	539
84	Associated Banc-Corp.	2,476
45	Bank of Hawaii Corp.	2,387
13	Boston Private Financial Holdings, Inc. (c)	374
12	Cascade Bancorp (c)	258
20	Cathay General Bancorp (c)	632
12	Central Pacific Financial Corp. (c)	347
19	Chittenden Corp. (c)	651
12	City National Corp.	803
77	Colonial BancGroup, Inc. (The)	1,656
12	Community Bank System, Inc. (c)	233
25	Cullen/Frost Bankers, Inc.	1,238
54	East West Bancorp, Inc.	1,944
32	First Bancorp (c)	307
29	First Commonwealth Financial Corp. (c)	319
13	First Financial Bancorp (c)	169
5	First Indiana Corp.	167
19	First Midwest Bancorp, Inc. (c)	643
34	FirstMerit Corp. (c)	673
16	Frontier Financial Corp. (c)	371
19	Glacier Bancorp, Inc. (c)	423
16	Hanmi Financial Corp. (c)	241
8	Independent Bank Corp. (c)	87
10	Irwin Financial Corp. (c)	111
9	Nara Bancorp, Inc. (c)	142
8	PrivateBancorp, Inc. (c)	267
13	Prosperity Bancshares, Inc. (c)	422
12	Provident Bankshares Corp. (c)	389
12	Signature Bank (a)	419
8	Sterling Bancorp (c)	108
21	Sterling Bancshares, Inc. (c)	241
20	Sterling Financial Corp. (c)	534
18	Susquehanna Bancshares, Inc. (c)	372
21	SVB Financial Group (a) (c)	990
112	TCF Financial Corp.	2,923
24	Umpqua Holdings Corp. (c)	481
17	United Bancshares, Inc. (c)	532
15	United Community Banks, Inc. (c)	356
31	Webster Financial Corp.	1,292
24	Whitney Holding Corp.	645
27	Wilmington Trust Corp.	1,051
6	Wilshire Bancorp, Inc. (c)	68

6	Wintrust Financial Corp. (c)	263
28,544

Commercial Services & Supplies — 3.9%
16	ABM Industries, Inc. (m)	322
19	Administaff, Inc. (m)	682
2	Angelica Corp. (c)	43
13	Bowne & Co., Inc.	224
6	CDI Corp. (c)	176
22	ChoicePoint, Inc. (a)	829
5	Consolidated Graphics, Inc. (a)	289
36	Corporate Executive Board Co. (c)	2,698
63	Deluxe Corp.	2,326
27	Dun & Bradstreet Corp.	2,701
9	G&K Services, Inc., Class A (c)	350
13	Healthcare Services Group, Inc. (c)	270
7	Heidrick & Struggles International, Inc. (a)	259
42	Herman Miller, Inc.	1,130
6	HNI Corp. (c)	219
17	Interface, Inc., Class A	303
13	Kelly Services, Inc., Class A (c)	262
18	Korn/Ferry International (a) (c)	296
50	Labor Ready, Inc. (a) (c)	926
60	Manpower, Inc.	3,838
14	Mobile Mini, Inc. (a) (c)	335
20	Navigant Consulting, Inc. (a) (c)	254
10	On Assignment, Inc. (a) (c)	95
53	Republic Services, Inc.	1,723
11	Rollins, Inc. (c)	295
9	School Specialty, Inc. (a) (c)	318
20	Spherion Corp. (a)	168
11	Standard Register Co. (The) (c)	146
43	Stericycle, Inc. (a)	2,467
21	United Stationers, Inc. (a)	1,143
8	Viad Corp.	300
8	Volt Information Sciences, Inc. (a) (c)	133
57	Waste Connections, Inc. (a)	1,812
17	Watson Wyatt Worldwide, Inc., Class A (c)	758
		28,090

Communications Equipment — 1.9%
418	3Com Corp. (a)	2,067
47	ADC Telecommunications, Inc. (a) (m)	930
66	Andrew Corp. (a)	914
104	Arris Group, Inc. (a)	1,287
4	Bel Fuse, Inc., Class B (c)	130
7	Black Box Corp.	281
5	Blue Coat Systems, Inc. (a)	397
28	C-COR, Inc. (a)	327
57	CommScope, Inc. (a)	2,860
8	Comtech Telecommunications Corp. (a)	453
10	Digi International, Inc. (a) (c)	149

13	Ditech Networks, Inc. (a) (c)	66
14	Dycom Industries, Inc. (a) (c)	422
24	Harmonic, Inc. (a) (c)	250
25	Harris Corp.	1,420
13	NETGEAR, Inc. (a)	410
13	Network Equipment Technologies, Inc. (a) (c)	182
11	PC-Tel, Inc. (a)	83
20	Plantronics, Inc. (c)	567
52	Powerwave Technologies, Inc. (a)	322
18	Symmetricom, Inc. (a) (c)	87
5	Tollgrade Communications, Inc. (a)	55
9	ViaSat, Inc. (a)	263
		13,922

Computers & Peripherals — 0.8%
44	Adaptec, Inc. (a) (c)	170
4	Avid Technology, Inc. (a) (c)	121
10	Hutchinson Technology, Inc. (a) (c)	251
9	Intevac, Inc. (a) (c)	132
8	Neoware, Inc. (a)	129
12	Novatel Wireless, Inc. (a)	265
38	Palm, Inc. (a) (c)	610
8	Stratasys, Inc. (a) (c)	230
10	Synaptics, Inc. (a)	458
142	Western Digital Corp. (a)	3,590
		5,956

Construction & Engineering — 1.1%
85	EMCOR Group, Inc. (a)	2,678
8	Granite Construction, Inc.	413
9	Insituform Technologies, Inc. (a) (c)	133
29	Jacobs Engineering Group, Inc. (a)	2,217
52	Quanta Services, Inc. (a)	1,366
15	URS Corp. (a)	863
		7,670

Construction Materials — 0.5%
20	Florida Rock Industries, Inc.	1,236
18	Headwaters, Inc. (a) (c)	261
18	Martin Marietta Materials, Inc. (c)	2,375
		3,872

Consumer Finance — 0.3%
74	AmeriCredit Corp. (a) (c)	1,309
11	Cash America International, Inc.	424
11	First Cash Financial Services, Inc. (a)	260
8	Rewards Network, Inc. (a)	40
7	World Acceptance Corp. (a) (c)	240
		2,273

Containers & Packaging — 0.6%
21	AptarGroup, Inc. (c)	801
9	Caraustar Industries, Inc. (a)	41
5	Chesapeake Corp. (c)	42
11	Myers Industries, Inc.	214

20	Packaging Corp. of America	586
53	Rock-Tenn Co., Class A	1,524
32	Sonoco Products Co.	953
		4,161

Distributors — 0.1%
8	Audiovox Corp. (a) (c)	82
11	Building Materials Holding Corp. (c)	119
6	Keystone Automotive Industries, Inc. (a)	293
		494

Diversified Consumer Services — 1.4%
11	Bright Horizons Family Solutions, Inc. (a) (c)	461
49	Career Education Corp. (a)	1,372
8	Coinstar, Inc. (a)	250
5	CPI Corp. (c)	195
11	DeVry, Inc.	412
23	ITT Educational Services, Inc. (a)	2,830
13	Matthews International Corp., Class A	577
7	Pre-Paid Legal Services, Inc. (a)	362
37	Regis Corp.	1,172
37	Sotheby's	1,789
2	Strayer Education, Inc.	373
9	Universal Technical Institute, Inc. (a) (c)	160
		9,953

Diversified Financial Services — 0.1%
9	Financial Federal Corp. (c)	259
6	Portfolio Recovery Associates, Inc. (c)	334
		593

Diversified Telecommunication Services — 0.1%
99	Cincinnati Bell, Inc. (a)	489
22	General Communication, Inc., Class A (a)	272
		761

Electric Utilities — 1.6%
13	ALLETE, Inc. (c)	561
7	Central Vermont Public Service Corp. (c)	241
45	DPL, Inc. (c)	1,169
20	El Paso Electric Co. (a)	463
21	Great Plains Energy, Inc. (c)	619
108	Northeast Utilities	3,084
131	Pepco Holdings, Inc.	3,558
10	UIL Holdings Corp.	318
14	UniSource Energy Corp.	417
36	Westar Energy, Inc.	895
		11,325

Electrical Equipment — 2.3%
44	A.O. Smith Corp. (c)	1,912
51	Acuity Brands, Inc. (m)	2,557
35	Ametek, Inc.	1,502
11	Baldor Electric Co.	444
46	Belden, Inc. (c)	2,148
10	C&D Technology, Inc. (a) (c)	48

17	Hubbell, Inc., Class B	965
11	Magnetek, Inc. (a)	52
52	Regal-Beloit Corp. (c)	2,492
6	Roper Industries, Inc.	370
55	Thomas & Betts Corp. (a)	3,237
16	Vicor Corp. (c)	198
11	Woodward Governor Co.	698
		16,623

Electronic Equipment & Instruments — 3.1%
12	Agilysys, Inc. (c)	204
114	Amphenol Corp., Class A	4,542
60	Arrow Electronics, Inc. (a)	2,558
96	Avnet, Inc. (a)	3,824
11	Bell Microproducts, Inc. (a) (c)	68
21	Brightpoint, Inc. (a) (c)	317
24	CDW Corp. (a)	2,135
14	Checkpoint Systems, Inc. (a)	373
18	Cognex Corp.	315
17	Coherent, Inc. (a)	547
11	CTS Corp. (c)	142
9	Electro Scientific Industries, Inc. (a) (c)	216
6	FARO Technologies, Inc. (a)	287
19	Gerber Scientific, Inc. (a)	205
47	Ingram Micro, Inc. (a)	931
21	Insight Enterprises, Inc. (a) (c)	551
3	Itron, Inc. (a)	277
5	Keithley Instruments, Inc.	55
35	KEMET Corp. (a)	254
8	Littelfuse, Inc. (a)	279
8	LoJack Corp. (a)	146
7	Mercury Computer Systems, Inc. (a)	74
12	Methode Electronics, Inc.	178
8	MTS Systems Corp.	337
16	Newport Corp. (a) (c)	241
8	Park Electrochemical Corp.	281
10	Photon Dynamics, Inc. (a)	88
6	Planar Systems, Inc. (a)	38
7	Radisys Corp. (a) (c)	91
10	ScanSource, Inc. (a) (c)	294
7	SYNNEX Corp. (a)	137
5	Tech Data Corp. (a)	213
5	Technitrol, Inc.	135
17	TTM Technologies, Inc. (a)	196
121	Vishay Intertechnology, Inc. (a)	1,576
7	X-Rite, Inc. (c)	99
		22,204

Energy Equipment & Services — 4.6%
16	Atwood Oceanics, Inc. (a) (c)	1,258
9	Bristow Group, Inc. (a)	406
40	Cameron International Corp. (a)	3,700

26	Exterran Holdings, Inc. (a)	2,069
57	Grant Prideco, Inc. (a)	3,114
4	Gulf Island Fabrication, Inc.	167
51	Helmerich & Payne, Inc.	1,688
10	Hornbeck Offshore Services, Inc. (a) (c)	368
29	ION Geophysical Corp. (a) (c)	406
6	Lufkin Industries, Inc. (c)	321
10	Matrix Service Co. (a)	203
7	NATCO Group, Inc. (a)	364
132	Patterson-UTI Energy, Inc.	2,986
20	Pioneer Drilling Co (a)	240
82	Pride International, Inc. (a)	3,012
9	SEACOR Holdings, Inc. (a) (c)	895
77	Superior Energy Services, Inc. (a)	2,721
6	Superior Well Services, Inc. (a)	146
54	Tidewater, Inc. (c)	3,362
48	Unit Corp. (a)	2,301
43	W-H Energy Services, Inc. (a)	3,198
		32,925

Food & Staples Retailing — 0.2%
11	BJ's Wholesale Club, Inc. (a)	358
20	Casey's General Stores, Inc.	561
4	Nash Finch Co. (c)	154
13	Performance Food Group Co. (a) (c)	397
9	Spartan Stores, Inc. (c)	195
		1,665

Food Products — 1.1%
20	Corn Products International, Inc.	912
15	Hain Celestial Group, Inc. (a) (c)	470
40	Hormel Foods Corp.	1,421
6	J&J Snack Foods Corp.	199
17	JM Smucker Co. (The)	893
13	Lancaster Colony Corp.	503
10	Lance, Inc. (c)	220
17	Ralcorp Holdings, Inc. (a)	927
6	Sanderson Farms, Inc. (c)	262
53	Smithfield Foods, Inc. (a)	1,659
11	Tootsie Roll Industries, Inc. (c)	292
11	TreeHouse Foods, Inc. (a)	289
		8,047

Gas Utilities — 2.3%
45	AGL Resources, Inc. (m)	1,788
57	Atmos Energy Corp.	1,602
36	Energen Corp.	2,042
9	Equitable Resources, Inc.	455
9	Laclede Group, Inc. (The) (c)	275
41	National Fuel Gas Co.	1,915
18	New Jersey Resources Corp. (c)	892
81	ONEOK, Inc.	3,849
12	South Jersey Industries, Inc. (c)	401

55	UGI Corp.	1,433
53	WGL Holdings, Inc. (c)	1,802
		16,454

Health Care Equipment & Supplies — 4.2%
4	Analogic Corp.	284
20	Beckman Coulter, Inc.	1,490
9	BioLase Technology, Inc. (a) (c)	60
12	CONMED Corp. (a)	332
22	Cooper Cos., Inc. (The) (c)	1,142
9	Cyberonics, Inc. (a)	123
55	Cytyc Corp. (a)	2,634
5	Datascope Corp.	164
72	DENTSPLY International, Inc.	3,016
8	DJO, Inc. (a)	412
41	Edwards Lifesciences Corp. (a) (c)	2,038
11	Gen-Probe, Inc. (a)	712
9	Greatbatch, Inc. (a) (c)	229
18	Haemonetics Corp. (a)	880
37	Hillenbrand Industries, Inc. (c)	2,036
38	Hologic, Inc. (a) (c)	2,288
5	ICU Medical, Inc. (a) (c)	183
9	IDEXX Laboratories, Inc. (a)	936
39	Immucor, Inc. (a) (c)	1,382
12	Integra LifeSciences Holdings Corp. (a) (c)	576
13	Intuitive Surgical, Inc. (a) (c)	3,080
11	Invacare Corp.	252
4	Kensey Nash Corp. (a)	117
19	Kyphon, Inc. (a) (c)	1,298
16	Meridian Bioscience, Inc. (c)	489
11	Merit Medical Systems, Inc. (a) (c)	137
5	Osteotech, Inc. (a)	39
7	Palomar Medical Technologies, Inc. (a) (c)	205
9	PolyMedica Corp.	477
7	Possis Medical, Inc. (a)	90
18	Respironics, Inc. (a)	844
53	STERIS Corp.	1,443
6	SurModics, Inc. (a) (c)	300
8	Symmetry Medical, Inc. (a)	140
13	Theragenics Corp. (a)	60
4	Vital Signs, Inc.	223
		30,111

Health Care Providers & Services — 3.6%
8	Amedisys, Inc. (a)	294
11	AMERIGROUP Corp. (a)	365
13	AMN Healthcare Services, Inc. (a) (c)	248
11	AmSurg Corp. (a)	259
86	Apria Healthcare Group, Inc. (a)	2,225
18	Centene Corp. (a)	385
17	Chemed Corp. (c)	1,061
48	Community Health Systems, Inc. (a)	1,497

11	Cross Country Healthcare, Inc. (a) (c)	200
9	CryoLife, Inc. (a) (c)	88
10	Gentiva Health Services, Inc. (a)	185
51	Health Net, Inc. (a)	2,764
39	HealthExtras, Inc. (a) (c)	1,072
59	Henry Schein, Inc. (a)	3,615
11	Hooper Holmes, Inc. (a)	25
11	inVentiv Health, Inc. (a) (c)	488
13	Kindred Healthcare, Inc. (a) (c)	227
9	LCA-Vision, Inc. (c)	253
6	LHC Group, Inc. (a) (c)	125
69	LifePoint Hospitals, Inc. (a)	2,064
56	Lincare Holdings, Inc. (a)	2,047
6	MedCath Corp. (a) (c)	152
8	Matria Healthcare, Inc. (a) (c)	222
14	Odyssey HealthCare, Inc. (a)	134
7	Omnicare, Inc.	241
14	Pediatrix Medical Group, Inc. (a)	915
5	PharMerica Corp. (a) (c)	69
47	PSS World Medical, Inc. (a) (c)	898
6	RehabCare Group, Inc. (a)	99
8	Res-Care, Inc. (a) (c)	184
21	Sierra Health Services, Inc. (a)	868
28	Sunrise Senior Living, Inc. (a) (c)	1,006
13	WellCare Health Plans, Inc. (a)	1,411
		25,686

Health Care Technology — 0.2%
16	Cerner Corp. (a)	933
14	Omnicell, Inc. (a)	391
17	Phase Forward, Inc. (a)	338
		1,662

Hotels, Restaurants & Leisure — 2.1%
28	Applebee's International, Inc.	706
12	Bob Evans Farms, Inc.	361
24	Boyd Gaming Corp.	1,022
91	Brinker International, Inc.	2,492
12	California Pizza Kitchen, Inc. (a)	209
45	CBRL Group, Inc.	1,841
4	CEC Entertainment, Inc. (a)	111
28	CKE Restaurants, Inc. (c)	458
5	IHOP Corp. (c)	347
15	International Speedway Corp., Class A	667
28	Jack in the Box, Inc. (a)	1,829
8	Landry's Restaurants, Inc. (c)	215
13	Life Time Fitness, Inc. (a) (c)	796
10	Marcus Corp.	185
4	Monarch Casino & Resort, Inc. (a) (c)	120
17	Multimedia Games, Inc. (a) (c)	144
6	O'Charleys, Inc.	94
13	Papa John's International, Inc. (a)	327

5	Peet's Coffee & Tea, Inc. (a) (c)	135
10	PF Chang's China Bistro, Inc. (a) (c)	307
24	Pinnacle Entertainment, Inc. (a)	653
14	Rare Hospitality International, Inc. (a) (c)	536
7	Red Robin Gourmet Burgers, Inc. (a) (c)	294
6	Ruth's Chris Steak House (a) (c)	90
14	Shuffle Master, Inc. (a) (c)	215
10	Sonic Corp. (a)	236
9	Steak n Shake Co. (The) (a) (c)	137
22	Texas Roadhouse, Inc., Class A (a) (c)	252
26	Triarc Cos., Inc., Class B (c)	327
		15,106

Household Durables — 1.5%
71	American Greetings Corp., Class A	1,871
4	Basset Furniture Industries, Inc.	40
11	Blyth, Inc. (c)	221
32	Champion Enterprises, Inc. (a) (c)	347
24	Ethan Allen Interiors, Inc. (c)	790
21	La-Z-Boy, Inc. (c)	153
5	Libbey, Inc. (c)	87
5	M/I Homes, Inc. (c)	69
29	Mohawk Industries, Inc. (a) (c)	2,371
2	National Presto Industries, Inc. (c)	119
5	NVR, Inc. (a) (c)	2,304
5	Russ Berrie & Co., Inc. (a)	91
11	Ryland Group, Inc. (c)	241
3	Skyline Corp. (c)	83
38	Toll Brothers, Inc. (a) (c)	758
35	Tupperware Brands Corp.	1,107
6	Universal Electronics, Inc. (a) (c)	187
		10,839

Household Products — 0.5%
48	Central Garden and Pet Co., Class A (a)	432
26	Energizer Holdings, Inc. (a)	2,866
22	Spectrum Brands, Inc. (a) (c)	130
5	WD-40 Co.	179
		3,607

Industrial Conglomerates — 0.4%
4	Sequa Corp., Class A (a)	605
4	Standex International Corp. (c)	87
26	Teleflex, Inc.	2,035
13	Tredegar Corp.	217
		2,944

Insurance — 3.4%
67	American Financial Group, Inc.	1,925
63	Arthur J. Gallagher & Co. (c)	1,831
41	Delphi Financial Group, Inc., Class A	1,674
38	Everest Re Group Ltd. (Bermuda)	4,175
72	Fidelity National Financial, Inc., Class A	1,264
14	Hanover Insurance Group, Inc. (The)	620

37	HCC Insurance Holdings, Inc.	1,053
18	Horace Mann Educators Corp.	349
8	Infinity Property & Casualty Corp.	336
45	Philadelphia Consolidated Holding Co. (a)	1,875
10	Presidential Life Corp. (c)	164
13	ProAssurance Corp. (a)	721
2	RLI Corp.	130
6	Safety Insurance Group, Inc. (c)	209
1	SCPIE Holdings, Inc. (a)	32
9	Selective Insurance Group (c)	181
44	StanCorp Financial Group, Inc.	2,167
7	Stewart Information Services Corp. (c)	257
9	Tower Group, Inc.	244
7	United Fire & Casualty Co. (c)	273
19	Unitrin, Inc.	932
77	W.R. Berkley Corp.	2,274
43	Zenith National Insurance Corp.	1,952
		24,638

Internet & Catalog Retail — 0.2%
6	Blue Nile, Inc. (a) (c)	538
24	NetFlix, Inc. (a) (c)	506
10	PetMed Express, Inc. (a) (c)	135
8	Stamps.com, Inc. (a) (c)	96
		1,275

Internet Software & Services — 0.6%
4	Bankrate, Inc. (a) (c)	184
13	CyberSource Corp. (a) (c)	149
17	Digital River, Inc. (a) (c)	745
11	InfoSpace, Inc.	198
20	j2 Global Communications, Inc. (a) (c)	662
11	Knot, Inc. (The) (a) (c)	232
11	MIVA, Inc. (a)	52
12	Perficient, Inc. (a)	255
25	United Online, Inc.	381
37	ValueClick, Inc. (a)	833
19	Websense, Inc. (a) (c)	368
		4,059

IT Services — 2.1%
28	Acxiom Corp. (m)	548
27	Alliance Data Systems Corp. (a) (m)	2,080
11	Authorize.Net Holdings, Inc. (a) (c)	197
55	Broadridge Financial Solutions, Inc.	1,045
22	CACI International, Inc., Class A (a)	1,147
58	Ceridian Corp. (a)	2,000
25	CheckFree Corp. (a)	1,182
21	CIBER, Inc. (a)	164
77	CSG Systems International, Inc. (a)	1,646
26	DST Systems, Inc. (a)	2,269
11	Gevity HR, Inc. (c)	111
14	Global Payments, Inc.	638

11	Mantech International Corp., Class A (a)	400
9	MAXIMUS, Inc. (c)	380
18	MPS Group, Inc. (a)	202
5	SI International, Inc. (a) (c)	150
27	SRA International, Inc., Class A (a) (c)	747
5	StarTek, Inc.	50
7	SYKES Enterprises, Inc. (a)	114
		15,070

Leisure Equipment & Products — 0.4%
8	Arctic Cat, Inc.	125
26	Callaway Golf Co. (c)	412
9	JAKKS Pacific, Inc. (a) (c)	237
6	MarineMax, Inc. (a) (c)	91
14	Nautilus, Inc. (c)	108
41	Polaris Industries, Inc. (c)	1,804
9	RC2 Corp. (a) (c)	237
9	Sturm Ruger & Co., Inc. (a) (c)	169
		3,183

Life Sciences Tools & Services — 1.6%
8	Cambrex Corp. (c)	84
22	Charles River Laboratories International, Inc. (a)	1,224
31	Covance, Inc. (a)	2,400
7	Dionex Corp. (a) (c)	559
10	Enzo Biochem, Inc. (a) (c)	117
38	Invitrogen Corp. (a)	3,097
5	Kendle International, Inc. (a) (c)	208
8	Parexel International Corp. (a)	341
22	Pharmaceutical Product Development, Inc.	783
8	PharmaNet Development Group, Inc. (a) (c)	220
10	Techne Corp. (a)	630
14	Varian, Inc. (a)	878
9	Ventana Medical Systems, Inc. (a)	807
		11,348

Machinery — 4.9%
62	AGCO Corp. (a) (m)	3,153
13	Albany International Corp. (m)	498
6	Astec Industries, Inc. (a) (c)	372
7	ASV, Inc. (a) (c)	102
45	Barnes Group, Inc. (c)	1,437
4	Cascade Corp.	278
29	Crane Co.	1,413
14	Donaldson Co., Inc. (c)	577
8	EnPro Industries, Inc. (a)	343
18	Federal Signal Corp. (c)	278
62	Gardner Denver, Inc. (a)	2,415
32	Harsco Corp.	1,898
12	Joy Global, Inc.	636
12	Kaydon Corp. (c)	605
12	Kennametal, Inc.	977
17	Lincoln Electric Holdings, Inc.	1,346

4	Lindsay Corp. (c)	178
4	Lydall, Inc. (a)	42
77	Manitowoc Co., Inc. (The)	3,430
14	Mueller Industries, Inc.	488
23	Oshkosh Truck Corp.	1,455
5	Robbins & Myers, Inc.	279
37	SPX Corp.	3,471
129	Timken Co.	4,795
28	Toro Co.	1,624
70	Trinity Industries, Inc. (c)	2,629
11	Wabash National Corp. (c)	129
20	Watts Water Technologies, Inc., Class A (c)	618
		35,466

Marine — 0.1%
19	Kirby Corp. (a)	854

Media — 0.7%
4	4Kids Entertainment, Inc. (a) (c)	63
51	Belo Corp., Class A	881
15	Catalina Marketing Corp. (a)	477
19	Getty Images, Inc. (a)	528
33	Harte-Hanks, Inc.	645
18	John Wiley & Sons, Inc., Class A	815
16	Lee Enterprises, Inc.	241
27	Live Nation, Inc. (a) (c)	569
9	Media General, Inc., Class A (c)	245
33	Radio One, Inc., Class D (a)	122
15	Valassis Communications, Inc. (a) (c)	134
		4,720

Metals & Mining — 1.9%
7	AM Castle & Co. (c)	236
11	AMCOL International Corp. (c)	377
5	Brush Engineered Materials, Inc. (a) (c)	241
13	Carpenter Technology Corp.	1,659
33	Century Aluminum Co. (a)	1,727
21	Cleveland-Cliffs, Inc. (c)	1,863
47	Commercial Metals Co.	1,482
22	Quanex Corp.	1,055
39	Reliance Steel & Aluminum Co.	2,187
9	Ryerson, Inc. (c)	292
42	Steel Dynamics, Inc.	1,955
		13,074

Multi-Utilities — 2.8%
56	Alliant Energy Corp. (m)	2,135
151	Aquila, Inc. (a)	604
37	Avista Corp. (c)	744
5	CH Energy Group, Inc. (c)	257
78	Energy East Corp.	2,104
86	MDU Resources Group, Inc. (c)	2,384
35	NSTAR	1,232
24	OGE Energy Corp.	782

50	PNM Resources, Inc.	1,165
109	Puget Energy, Inc.	2,657
79	SCANA Corp.	3,061
44	Vectren Corp.	1,202
41	Wisconsin Energy Corp.	1,830
		20,157

Multiline Retail — 0.5%
24	99 Cents Only Stores (a) (c)	245
24	Big Lots, Inc. (a)	714
52	Dollar Tree Stores, Inc. (a)	2,110
15	Fred's, Inc., Class A (c)	155
12	Tuesday Morning Corp. (c)	111
		3,335

Office Electronics — 0.2%
36	Zebra Technologies Corp. (a)	1,321

Oil, Gas & Consumable Fuels — 3.9%
13	Cimarex Energy Co. (c)	476
45	Denbury Resources, Inc. (a)	2,014
64	Frontier Oil Corp.	2,676
97	Massey Energy Co.	2,107
44	Newfield Exploration Co. (a)	2,141
95	Noble Energy, Inc.	6,645
20	Overseas Shipholding Group	1,505
26	Penn Virginia Corp. (c)	1,154
7	Petroleum Development Corp. (a) (c)	293
9	Pioneer Natural Resources Co.	388
37	Plains Exploration & Production Co. (a)	1,648
23	Pogo Producing Co.	1,247
58	Southwestern Energy Co. (a)	2,419
32	St. Mary Land & Exploration Co.	1,146
13	Stone Energy Corp. (a)	535
35	Swift Energy Co. (a) (c)	1,413
9	World Fuel Services Corp.	367
		28,174

Paper & Forest Products — 0.2%
22	Bowater, Inc. (c)	331
12	Buckeye Technologies, Inc. (a)	175
4	Deltic Timber Corp. (c)	223
6	Neenah Paper, Inc.	198
5	Schweitzer-Mauduit International, Inc. (c)	114
18	Wausau Paper Corp.	202
		1,243

Personal Products — 0.5%
8	Chattem, Inc. (a) (c)	529
6	Mannatech, Inc. (c)	52
64	NBTY, Inc. (a)	2,585
17	Playtex Products, Inc. (a)	306
4	USANA Health Sciences, Inc. (a) (c)	176
		3,648

Pharmaceuticals — 1.3%

29	Alpharma, Inc., Class A	630
6	Bradley Pharmaceuticals, Inc. (a)	104
85	Endo Pharmaceuticals Holdings, Inc. (a)	2,637
63	Medicis Pharmaceutical Corp., Class A (c)	1,922
69	MGI Pharma, Inc. (a)	1,903
7	Noven Pharmaceuticals, Inc. (a)	118
8	Par Pharmaceutical Cos., Inc. (a)	154
8	Perrigo Co. (c)	173
11	Sciele Pharma, Inc. (a) (c)	299
89	Valeant Pharmaceuticals International (a)	1,383
27	ViroPharma, Inc. (a) (c)	243
		9,566

Real Estate Investment Trusts (REITs) — 3.9%
12	Acadia Realty Trust (c)	338
37	AMB Property Corp. (m)	2,189
18	Colonial Properties Trust (c)	629
17	Cousins Properties, Inc. (c)	509
56	Duke Realty Corp.	1,906
8	EastGroup Properties, Inc. (c)	378
11	Entertainment Properties Trust (c)	542
15	Equity One, Inc. (c)	405
9	Essex Property Trust, Inc.	1,063
22	Highwoods Properties, Inc.	813
36	Hospitality Properties Trust	1,473
28	Inland Real Estate Corp. (c)	433
13	Kilroy Realty Corp.	814
11	Kite Realty Group Trust	216
29	Lexington Realty Trust (c)	574
35	Liberty Property Trust	1,412
8	LTC Properties, Inc. (c)	185
30	Macerich Co. (The)	2,600
24	Mack-Cali Realty Corp.	1,000
13	Medical Properties Trust, Inc. (c)	171
9	Mid-America Apartment Communities, Inc. (c)	467
21	National Retail Properties, Inc.	513
36	Nationwide Health Properties, Inc. (c)	1,089
4	Parkway Properties, Inc. (c)	198
7	PS Business Parks, Inc.	374
30	Rayonier, Inc.	1,433
28	Regency Centers Corp.	2,182
26	Senior Housing Properties Trust (c)	583
6	Sovran Self Storage, Inc. (c)	261
12	Tanger Factory Outlet Centers (c)	505
55	UDR, Inc.	1,330
34	Weingarten Realty Investors (c)	1,415
		28,000

Real Estate Management & Development — 0.2%
15	Jones Lang LaSalle, Inc.	1,554

Road & Rail — 1.2%
8	Arkansas Best Corp. (c)	273

45	Con-way, Inc.	2,081
48	J.B. Hunt Transport Services, Inc.	1,251
42	Kansas City Southern (a) (c)	1,362
31	Landstar System, Inc.	1,298
11	Old Dominion Freight Line, Inc. (a)	270
63	YRC Worldwide, Inc. (a) (c)	1,732
		8,267

Semiconductors & Semiconductor Equipment — 3.2%
9	Actel Corp. (a) (m)	96
11	Advanced Energy Industries, Inc. (a) (m)	160
26	AMIS Holdings, Inc. (a)	253
88	Atmel Corp. (a)	454
55	Axcelis Technologies, Inc. (a) (c)	282
68	Brooks Automation, Inc. (a) (c)	969
10	Cabot Microelectronics Corp. (a) (c)	426
7	Cohu, Inc. (c)	128
31	Cymer, Inc. (a)	1,187
12	Diodes, Inc. (a) (c)	389
12	DSP Group, Inc. (a)	191
17	Exar Corp. (a) (c)	216
50	Fairchild Semiconductor International, Inc. (a)	941
102	Integrated Device Technology, Inc. (a)	1,585
51	International Rectifier Corp. (a)	1,694
67	Intersil Corp., Class A	2,253
28	Kopin Corp. (a)	106
30	Kulicke & Soffa Industries, Inc. (a) (c)	253
88	Lam Research Corp. (a)	4,702
43	Lattice Semiconductor Corp. (a) (c)	192
21	Micrel, Inc.	231
13	Pericom Semiconductor Corp. (a)	157
18	Photronics, Inc. (a)	208
23	RF Micro Devices, Inc. (a) (c)	153
6	Rudolph Technologies, Inc. (a) (c)	81
30	Semtech Corp. (a)	617
11	Silicon Laboratories, Inc. (a)	463
130	Skyworks Solutions, Inc. (a)	1,174
9	Standard Microsystems Corp. (a) (c)	329
4	Supertex, Inc. (a) (c)	163
52	TriQuint Semiconductor, Inc. (a)	254
10	Ultratech, Inc. (a) (c)	132
35	Varian Semiconductor Equipment Associates, Inc. (a)	1,858
12	Veeco Instruments, Inc. (a) (c)	242
		22,539

Software — 4.0%
92	Activision, Inc. (a) (m)	1,976
6	Advent Software, Inc. (a) (c)	304
7	Ansoft Corp. (a)	228
10	Ansys, Inc. (a)	355
18	Blackbaud, Inc.	451
180	Cadence Design Systems, Inc. (a)	3,990

21	Captaris, Inc. (a)	113
6	Catapult Communications Corp. (a)	42
11	Concur Technologies, Inc. (a) (c)	355
22	Epicor Software Corp. (a) (c)	300
10	EPIQ Systems, Inc. (a) (c)	181
22	Factset Research Systems, Inc.	1,492
39	Fair Isaac Corp.	1,394
35	Informatica Corp. (a) (c)	546
47	Jack Henry & Associates, Inc.	1,216
12	JDA Software Group, Inc. (a)	241
13	Manhattan Associates, Inc. (a)	351
114	McAfee, Inc. (a)	3,982
70	Mentor Graphics Corp. (a)	1,049
38	MICROS Systems, Inc. (a)	2,445
13	Napster, Inc. (a) (c)	44
6	Phoenix Technologies Ltd. (a)	65
17	Progress Software Corp. (a) (c)	515
17	Quality Systems, Inc. (c)	613
11	Radiant Systems, Inc. (a)	167
14	Secure Computing Corp. (a)	131
12	Smith Micro Software, Inc. (a) (c)	190
9	Sonic Solutions, Inc. (a) (c)	96
9	SPSS, Inc. (a) (c)	362
107	Sybase, Inc. (a)	2,482
118	Synopsys, Inc. (a)	3,195
14	Tyler Technologies, Inc. (a)	185
		29,056

Specialty Retail — 4.8%
52	Advance Auto Parts, Inc. (m)	1,735
93	Aeropostale, Inc. (a) (m)	1,780
138	American Eagle Outfitters, Inc.	3,639
37	AnnTaylor Stores Corp. (a)	1,175
35	Barnes & Noble, Inc.	1,245
9	Big 5 Sporting Goods Corp. (c)	171
69	Borders Group, Inc.	926
69	Brown Shoe Co., Inc.	1,346
16	Cabela's, Inc., Class A (a) (c)	376
12	Cato Corp. (The), Class A	251
10	Charlotte Russe Holding, Inc. (a) (c)	146
52	Charming Shoppes, Inc. (a) (c)	433
16	Christopher & Banks Corp.	189
8	Cost Plus, Inc. (a) (c)	33
22	Dick's Sporting Goods, Inc. (a) (c)	1,444
89	Dress Barn, Inc. (a) (c)	1,510
19	Finish Line, Inc., Class A (c)	81
26	Foot Locker, Inc.	397
61	GameStop Corp., Class A (a)	3,409
9	Genesco, Inc. (a)	435
25	Group 1 Automotive, Inc. (c)	843
6	Guitar Center, Inc. (a) (c)	371

51	Gymboree Corp. (a)	1,802
7	Haverty Furniture Cos., Inc. (c)	65
13	Hibbett Sports, Inc. (a) (c)	323
18	Hot Topic, Inc. (a)	135
6	Jo-Ann Stores, Inc. (a) (c)	135
6	Jos. A. Bank Clothiers, Inc. (a) (c)	205
6	Lithia Motors, Inc., Class A (c)	109
33	Men's Wearhouse, Inc. (The)	1,676
6	Midas, Inc. (a)	117
22	PEP Boys-Manny, Moe & Jack (The) (c)	308
78	PetSmart, Inc.	2,490
83	Rent-A-Center, Inc. (a)	1,506
46	Ross Stores, Inc.	1,191
21	Select Comfort Corp. (a) (c)	296
16	Sonic Automotive, Inc., Class A (c)	393
15	Stage Stores, Inc. (c)	272
14	Stein Mart, Inc. (c)	104
33	Williams-Sonoma, Inc. (c)	1,086
7	Zumiez, Inc. (a) (c)	314
		34,462

Textiles, Apparel & Luxury Goods — 1.3%
4	Ashworth, Inc. (a)	26
3	Crocs, Inc. (a) (c)	189
4	Deckers Outdoor Corp. (a) (c)	491
28	Fossil, Inc. (a)	1,028
13	Hanesbrands, Inc. (a)	375
22	Iconix Brand Group, Inc. (a)	533
12	K-Swiss, Inc., Class A (c)	264
12	Kellwood Co.	211
8	Maidenform Brands, Inc. (a) (c)	124
8	Movado Group, Inc. (c)	260
5	Oxford Industries, Inc.	180
29	Phillips-Van Heusen Corp.	1,502
10	Skechers U.S.A., Inc., Class A (a)	229
6	UniFirst Corp. (c)	215
6	Volcom Inc. (a) (c)	250
50	Warnaco Group, Inc. (The) (a)	1,937
52	Wolverine World Wide, Inc. (c)	1,434
		9,248

Thrifts & Mortgage Finance — 1.5%
8	Anchor Bancorp Wisconsin, Inc. (c)	220
9	Astoria Financial Corp.	240
25	Bank Mutual Corp. (c)	296
21	BankAtlantic Bancorp, Inc., Class A (c)	183
12	BankUnited Financial Corp., Class A (c)	187
21	Brookline Bancorp, Inc. (c)	241
13	Corus Bankshares, Inc. (c)	170
13	Dime Community Bancshares	200
80	First Niagara Financial Group, Inc.	1,126
13	FirstFed Financial Corp. (a) (c)	656

14	Flagstar Bancorp, Inc.	132
10	Franklin Bank Corp. (a) (c)	89
31	Fremont General Corp. (c)	121
90	New York Community Bancorp, Inc. (c)	1,712
92	PMI Group, Inc. (The)	3,001
38	Radian Group, Inc. (c)	890
5	Triad Guaranty, Inc. (a) (c)	92
30	Trustco Bank Corp. (c)	332
36	Washington Federal, Inc.	940
		10,828

Tobacco — 0.1%
23	Alliance One International, Inc. (a) (c)	150
10	Universal Corp.	501
		651

Trading Companies & Distributors — 0.8%
57	Applied Industrial Technologies, Inc.	1,745
10	Fastenal Co.	454
38	GATX Corp.	1,637
7	Kaman Corp.	255
3	Lawson Products, Inc.	110
21	MSC Industrial Direct Co.	1,037
27	United Rentals, Inc. (a)	861
		6,099

Water Utilities — 0.0% (g)
5	American States Water Co. (c)	205

Wireless Telecommunication Services — 0.4%
43	Telephone & Data Systems, Inc.	2,873
	Total Common Stocks
	(Cost $582,450)	712,898

Short-Term Investments — 1.9%

Investment Company — 1.8%
13,115	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $13,115)	13,115

Principal Amount ($)

U.S. Treasury Obligation — 0.1%	U.S. Treasury Bills,
150	4.27%, 11/29/07 (k) (n)	149
475	4.37%, 11/01/07 (k) (n)	473
	(Cost $622)	622
	Total Short-Term Debt Securities
	(Cost $13,737)	13,737

Investments of Cash Collateral for Securities on Loan — 14.3%

Certificates of Deposit — 1.3%
3,999	Calyon, New York,
	FRN, 4.90%, 03/15/10	3,999
5,400	Canadian Imperial Bank of Commerce, New York,
	FRN, 5.83%, 10/28/08	5,400
		9,399

Corporate Notes — 12.4%
5,000	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	5,000

8,000	BBVA U.S. Senior SAU (Spain),
	FRN, 5.75%, 03/12/10	8,000
9,200	Beta Finance, Inc.,
	FRN, 4.87%, 01/15/08	9,200
7,500	Caixa d'Estalvis de Catalunya (Spain),
	FRN, 5.75%, 06/30/08	7,500
8,000	General Electric Capital Corp.,
	FRN, 4.90%, 03/12/10	8,000
5,000	Goldman Sachs Group, Inc.,
	FRN, 5.37%, 11/14/08	5,000
583	HBOS Treasury Services plc,
	FRN, 5.79%, 08/29/08	583
8,999	K2 (USA) LLC,
	FRN, 4.89%, 02/15/08	8,999
5,999	Liberty Lighthouse U.S. Capital,
	FRN, 4.84%, 02/04/08	5,999
5,050	Macquarie Bank Ltd. (Australia),
	FRN, 5.17%, 08/20/08	5,050
5,000	Monumental Global Funding,
	FRN, 5.55%, 05/24/10	5,000
2,500	Monumental Global Funding II,
	FRN, 4.90%, 03/26/10	2,500
4,500	Morgan Stanley,
	FRN, 5.43%, 12/17/07	4,500
	Pricoa Global Funding I,
2,000	FRN, 4.91%, 12/15/09
5,000	FRN, 5.12%, 09/26/08	2,000
7,000	Sigma Finance, Inc.,	5,000
	FRN, 4.87%, 01/17/08	7,000
		89,331

Repurchase Agreement — 0.6%
3,906	Banc of America Securities LLC, 5.10%, dated 09/28/07,
	due 10/01/07, repurchase price $3,908, collateralized by
	U.S. Government Agency Mortgages	3,906
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $102,636)	102,636

Total Investments — 115.5%
(Cost $698,823)	829,271

Liabilities in Excess of Other Assets — (15.5)%	(111,116)

NET ASSETS — 100.0%	$ 718,155

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

			NOTIONAL
NUMBER OF			VALUE AT	UNREALIZED
CONTRACTS	DESCRIPTION	EXPIRATION DATE	39355	APRECIATION

Long Futures Outstanding

37	E-Mini Russell 2000 Index	December, 2007	$3,009	$139
66	E Mini S&P Mid Cap 400	December, 2007	5,896	175
				$314
ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options and reverse repurchase agreements.
(n)	The interest rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,841
Aggregate gross unrealized depreciation	(26,393)
Net unrealized appreciation/depreciation	$130,448

Federal income tax cost of investments	$698,823

JPMorgan Multi-Cap Market Neutral Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 94.8% (j)

Common Stocks-- 94.8%

Aerospace & Defense — 2.7%
54	Boeing Co.	5,668
68	Ceradyne, Inc. (a)	5,173
11	Esterline Technologies Corp. (a)	640
89	Honeywell International, Inc.	5,298
67	L-3 Communications Holdings, Inc.	6,863
75	Lockheed Martin Corp.	8,113
54	Northrop Grumman Corp.	4,232
30	Precision Castparts Corp.	4,403
127	Raytheon Co.	8,096
20	Triumph Group, Inc.	1,598
		50,084

Air Freight & Logistics — 0.2%
104	Hub Group, Inc., Class A (a)	3,113

Airlines — 0.8%
66	AMR Corp. (a)	1,481
54	Continental Airlines, Inc., Class B (a)	1,795
80	SkyWest, Inc.	2,005
119	UAL Corp. (a)	5,543
181	U.S. Airways Group, Inc. (a)	4,743
		15,567

Auto Components — 0.7%
197	American Axle & Manufacturing Holdings, Inc.	4,985
116	ArvinMeritor, Inc.	1,956
163	Cooper Tire & Rubber Co.	3,977
45	Goodyear Tire & Rubber Co. (The) (a)	1,376
		12,294

Automobiles — 0.8%
201	General Motors Corp.	7,361
151	Thor Industries, Inc.	6,805
		14,166

Beverages — 0.9%
161	Coca-Cola Enterprises, Inc.	3,901
21	Molson Coors Brewing Co., Class B	2,094
190	Pepsi Bottling Group, Inc.	7,048
99	PepsiAmericas, Inc.	3,213
		16,256

Biotechnology — 1.2%
21	Amgen, Inc. (a)	1,180
68	Biogen Idec, Inc. (a)	4,517
105	Cephalon, Inc. (a)	7,638
7	Cubist Pharmaceuticals, Inc. (a)	150
69	Genzyme Corp. (a)	4,250
298	Millennium Pharmaceuticals, Inc. (a)	3,028
64	PDL BioPharma, Inc. (a)	1,392

22,155

Building Products — 0.7%
76	American Standard Cos., Inc.	2,701
96	Goodman Global, Inc. (a)	2,282
79	Lennox International, Inc.	2,664
222	Masco Corp.	5,146
19	NCI Building Systems, Inc. (a)	832
		13,625

Capital Markets — 1.4%
44	American Capital Strategies Ltd.	1,884
31	Goldman Sachs Group, Inc. (The)	6,630
95	Lehman Brothers Holdings, Inc.	5,881
40	Merrill Lynch & Co., Inc.	2,817
88	Morgan Stanley	5,552
28	SEI Investments Co.	777
31	State Street Corp.	2,096
		25,637

Chemicals — 3.7%
151	Albemarle Corp.	6,675
57	Ashland, Inc.	3,405
171	Celanese Corp., Class A	6,680
100	CF Industries Holdings, Inc.	7,593
101	Dow Chemical Co. (The)	4,333
195	H.B. Fuller Co.	5,801
122	Lubrizol Corp.	7,953
41	Minerals Technologies, Inc.	2,772
38	Nalco Holding Co.	1,116
245	Olin Corp.	5,480
117	OM Group, Inc. (a)	6,186
98	Rockwood Holdings, Inc. (Cayman Islands) (a)	3,521
45	RPM International, Inc.	1,069
250	Terra Industries, Inc. (a)	7,804
		70,388

Commercial Banks — 1.4%
99	Comerica, Inc.	5,057
99	East West Bancorp, Inc.	3,564
163	KeyCorp	5,275
16	National City Corp.	395
59	SVB Financial Group (a)	2,775
20	U.S. Bancorp	657
91	Wachovia Corp.	4,581
105	Wells Fargo & Co.	3,733
15	Zions Bancorp	1,017
		27,054

Commercial Services & Supplies — 2.1%
108	Administaff, Inc.	3,935
279	Allied Waste Industries, Inc. (a)	3,554
74	ChoicePoint, Inc. (a)	2,795
132	Deluxe Corp.	4,869
118	Herman Miller, Inc.	3,213

38	Korn/Ferry International (a)	622
230	Labor Ready, Inc. (a)	4,260
73	Manpower, Inc.	4,727
31	R.R. Donnelley & Sons Co.	1,136
153	Steelcase, Inc.	2,760
73	United Stationers, Inc. (a)	4,067
95	Watson Wyatt Worldwide, Inc., Class A	4,289
		40,227

Communications Equipment — 1.4%
1,612	3Com Corp. (a)	7,964
106	ADC Telecommunications, Inc. (a)	2,075
499	Arris Group, Inc. (a)	6,160
26	CommScope, Inc. (a)	1,293
136	InterDigital, Inc. (a)	2,830
110	Plantronics, Inc.	3,132
236	Tekelec (a)	2,850
		26,304

Computers & Peripherals — 1.9%
31	Avid Technology, Inc. (a)	852
39	Electronics for Imaging, Inc. (a)	1,036
283	Emulex Corp. (a)	5,429
125	Hewlett-Packard Co.	6,233
39	International Business Machines Corp.	4,605
102	Lexmark International, Inc., Class A (a)	4,253
312	Palm, Inc. (a)	5,072
163	Sun Microsystems, Inc. (a)	916
303	Western Digital Corp. (a)	7,683
		36,079

Construction & Engineering — 0.5%
200	EMCOR Group, Inc. (a)	6,276
67	Perini Corp. (a)	3,728
		10,004

Consumer Finance — 0.8%
55	American Express Co.	3,241
275	AmeriCredit Corp. (a)	4,841
171	First Marblehead Corp. (The)	6,481
		14,563

Containers & Packaging — 0.8%
52	Ball Corp.	2,804
48	Crown Holdings, Inc. (a)	1,102
39	Greif, Inc., Class A	2,396
124	Packaging Corp. of America	3,598
158	Rock-Tenn Co., Class A	4,552
		14,452

Diversified Consumer Services — 0.8%
45	Jackson Hewitt Tax Service, Inc.	1,263
78	Regis Corp.	2,478
191	Service Corp. International	2,470
114	Sotheby's	5,453
51	Weight Watchers International, Inc.	2,958

14,622

Diversified Financial Services — 1.1%
119	Bank of America Corp.	5,975
131	CIT Group, Inc.	5,252
123	Citigroup, Inc.	5,756
62	Moody's Corp.	3,103
		20,086

Diversified Telecommunication Services — 1.1%
79	CenturyTel, Inc.	3,660
754	Cincinnati Bell, Inc. (a)	3,725
150	Cogent Communications Group, Inc. (a)	3,510
114	Embarq Corp.	6,340
45	Golden Telecom, Inc. (Russia)	3,655
		20,890

Electric Utilities — 1.7%
2	American Electric Power Co., Inc.	100
339	Duke Energy Corp.	6,339
120	Edison International	6,647
68	FirstEnergy Corp.	4,298
112	Pepco Holdings, Inc.	3,024
144	Pinnacle West Capital Corp.	5,688
134	Portland General Electric Co.	3,729
27	Progress Energy, Inc.	1,282
		31,107

Electrical Equipment — 1.3%
92	A.O. Smith Corp.	4,016
117	Acuity Brands, Inc.	5,903
97	Belden, Inc.	4,565
4	Cooper Industries Ltd., Class A	203
44	Regal-Beloit Corp.	2,126
59	Rockwell Automation, Inc.	4,072
52	Thomas & Betts Corp. (a)	3,059
		23,944

Electronic Equipment & Instruments — 1.4%
80	Arrow Electronics, Inc. (a)	3,398
153	Avnet, Inc. (a)	6,091
152	AVX Corp.	2,444
376	Celestica, Inc. (Canada) (a)	2,296
46	Cogent, Inc. (a)	716
28	Ingram Micro, Inc., Class A (a)	551
556	Sanmina-SCI Corp. (a)	1,179
63	Tech Data Corp. (a)	2,546
109	Technitrol, Inc.	2,924
273	Vishay Intertechnology, Inc. (a)	3,554
		25,699

Energy Equipment & Services — 3.9%
89	Complete Production Services, Inc. (a)	1,830
2	Diamond Offshore Drilling, Inc.	212
135	ENSCO International, Inc.	7,601
69	Global Industries Ltd. (a)	1,774

849	Grey Wolf, Inc. (a)	5,559
112	Halliburton Co.	4,295
52	National Oilwell Varco, Inc. (a)	7,511
74	Noble Corp.	3,611
183	Oil States International, Inc. (a)	8,816
251	Patterson-UTI Energy, Inc.	5,668
53	Rowan Cos., Inc.	1,951
11	SEACOR Holdings, Inc. (a)	1,092
175	Superior Energy Services, Inc. (a)	6,188
76	Tidewater, Inc.	4,796
50	Transocean, Inc. (a)	5,615
123	Unit Corp. (a)	5,963
		72,482

Food & Staples Retailing — 0.3%
97	Kroger Co. (The)	2,754
2	Safeway, Inc.	76
71	SUPERVALU, Inc.	2,754
		5,584

Food Products — 0.5%
68	Corn Products International, Inc.	3,140
208	Del Monte Foods Co.	2,188
27	JM Smucker Co. (The)	1,439
170	Sara Lee Corp.	2,836
		9,603

Gas Utilities — 0.9%
106	Atmos Energy Corp.	3,003
59	Energen Corp.	3,356
122	ONEOK, Inc.	5,804
45	UGI Corp.	1,163
127	WGL Holdings, Inc.	4,298
		17,624

Health Care Equipment & Supplies — 1.4%
118	Baxter International, Inc.	6,618
86	Beckman Coulter, Inc.	6,370
1	Edwards Lifesciences Corp. (a)	71
67	Integra LifeSciences Holdings Corp. (a)	3,279
18	Intuitive Surgical, Inc. (a)	4,099
96	Kinetic Concepts, Inc. (a)	5,401
		25,838

Health Care Providers & Services — 3.3%
128	Aetna, Inc.	6,958
135	AMERIGROUP Corp. (a)	4,660
113	AmerisourceBergen Corp.	5,135
207	Apria Healthcare Group, Inc. (a)	5,371
93	Cigna Corp.	4,961
71	Coventry Health Care, Inc. (a)	4,411
56	Health Net, Inc. (a)	3,013
128	HealthSpring, Inc. (a)	2,495
86	Humana, Inc. (a)	5,982
78	LifePoint Hospitals, Inc. (a)	2,348

60	McKesson Corp.	3,534
62	Medco Health Solutions, Inc. (a)	5,560
56	WellCare Health Plans, Inc. (a)	5,879
22	WellPoint, Inc. (a)	1,774
		62,081

Hotels, Restaurants & Leisure — 2.9%
180	Brinker International, Inc.	4,938
76	Carnival Corp.	3,691
150	CBRL Group, Inc.	6,100
172	Darden Restaurants, Inc.	7,180
211	Domino's Pizza, Inc.	3,507
89	Jack in the Box, Inc. (a)	5,781
107	McDonald's Corp.	5,803
77	Ruby Tuesday, Inc.	1,414
96	Vail Resorts, Inc. (a)	6,000
106	Wyndham Worldwide Corp.	3,472
36	Wynn Resorts Ltd.	5,718
		53,604

Household Durables — 2.2%
212	American Greetings Corp., Class A	5,588
62	Black & Decker Corp.	5,185
110	Jarden Corp. (a)	3,407
33	Leggett & Platt, Inc.	637
78	Mohawk Industries, Inc. (a)	6,335
8	NVR, Inc. (a)	3,659
107	Ryland Group, Inc.	2,285
126	Tempur-Pedic International, Inc.	4,496
15	Toll Brothers, Inc. (a)	302
137	Tupperware Brands Corp.	4,318
56	Whirlpool Corp.	5,017
		41,229

Household Products — 0.4%
60	Energizer Holdings, Inc. (a)	6,626

Independent Power Producers & Energy Traders — 0.5%
143	Dynegy, Inc., Class A (a)	1,319
43	Mirant Corp. (a)	1,732
150	NRG Energy, Inc. (a)	6,351
		9,402

Industrial Conglomerates — 0.6%
84	Teleflex, Inc.	6,559
91	Tyco International Ltd. (Bermuda)	4,019
47	Walter Industries, Inc.	1,275
		11,853

Insurance — 6.0%
101	ACE Ltd. (Bermuda)	6,107
43	Allied World Assurance Holdings Ltd. (Bermuda)	2,209
23	Allstate Corp. (The)	1,293
182	American Financial Group, Inc.	5,200
44	American International Group, Inc.	2,999
82	Arch Capital Group Ltd. (Bermuda) (a)	6,098

144	Aspen Insurance Holdings Ltd. (Bermuda)	4,024
108	Assurant, Inc.	5,782
87	Assured Guaranty Ltd. (Bermuda)	2,375
90	Chubb Corp.	4,847
29	CNA Financial Corp.	1,157
136	Endurance Specialty Holdings Ltd. (Bermuda)	5,670
36	Everest Re Group Ltd. (Bermuda)	4,011
45	Hartford Financial Services Group, Inc.	4,196
27	Loews Corp.	1,317
92	MetLife, Inc.	6,432
150	Montpelier Re Holdings Ltd. (Bermuda)	2,651
69	Nationwide Financial Services, Inc.	3,724
58	PartnerRe Ltd. (Bermuda)	4,578
176	Phoenix Cos., Inc. (The)	2,490
47	Prudential Financial, Inc.	4,605
85	RenaissanceRe Holdings Ltd. (Bermuda)	5,541
50	RLI Corp.	2,832
108	Safeco Corp.	6,602
119	Travelers Cos., Inc. (The)	5,992
4	W.R. Berkley Corp.	120
74	XL Capital Ltd., Class A (Bermuda)	5,886
98	Zenith National Insurance Corp.	4,380
		113,118

Internet & Catalog Retail — 1.9%
79	Amazon.com, Inc. (a)	7,386
50	Blue Nile, Inc. (a)	4,725
124	Expedia, Inc. (a)	3,951
144	IAC/InterActiveCorp (a)	4,273
185	Netflix, Inc. (a)	3,826
121	NutriSystem, Inc. (a)	5,682
63	priceline.com, Inc. (a)	5,550
		35,393

Internet Software & Services — 0.0% (g)
15	ValueClick, Inc. (a)	342

IT Services — 1.8%
179	Accenture Ltd., Class A (Bermuda)	7,189
56	Automatic Data Processing, Inc.	2,577
104	Computer Sciences Corp. (a)	5,818
287	Convergys Corp. (a)	4,975
176	CSG Systems International, Inc. (a)	3,743
215	Electronic Data Systems Corp.	4,687
34	Hewitt Associates, Inc., Class A (a)	1,197
97	MPS Group, Inc. (a)	1,079
514	Unisys Corp. (a)	3,399
		34,664

Leisure Equipment & Products — 0.7%
72	Brunswick Corp.	1,654
105	Eastman Kodak Co.	2,809
174	Hasbro, Inc.	4,858
82	Polaris Industries, Inc.	3,575

12,896

Life Sciences Tools & Services — 0.7%
47	Invitrogen Corp. (a)	3,804
65	Varian, Inc. (a)	4,148
90	Waters Corp. (a)	6,043
		13,995

Machinery — 3.9%
103	AGCO Corp. (a)	5,241
55	Cummins, Inc.	7,054
13	Deere & Co.	1,940
58	Eaton Corp.	5,790
159	Gardner Denver, Inc. (a)	6,193
42	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	2,310
107	ITT Corp.	7,264
125	Manitowoc Co., Inc. (The)	5,534
7	Oshkosh Truck Corp.	453
63	Parker-Hannifin Corp.	7,066
66	SPX Corp.	6,153
68	Terex Corp. (a)	6,027
94	Timken Co.	3,476
68	Toro Co.	3,976
137	Trinity Industries, Inc.	5,124
7	Wabtec Corp.	274
		73,875

Marine — 0.1%
66	American Commercial Lines, Inc. (a)	1,571

Media — 2.3%
198	Belo Corp., Class A	3,440
102	DIRECTV Group, Inc. (The) (a)	2,477
112	DreamWorks Animation SKG, Inc., Class A (a)	3,748
32	Gannett Co., Inc.	1,412
260	Interpublic Group of Companies, Inc. (The) (a)	2,703
148	Liberty Global, Inc. Class A (a)	6,055
2	Liberty Media Corp. - Capital, Class A (a)	189
54	McGraw-Hill Cos., Inc. (The)	2,743
21	Meredith Corp.	1,224
114	Omnicom Group, Inc.	5,473
199	Regal Entertainment Group, Class A	4,361
33	RH Donnelley Corp. (a)	1,823
82	Time Warner Cable, Inc., Class A (a)	2,701
121	Viacom, Inc., Class B (a)	4,697
		43,046

Metals & Mining — 1.9%
140	AK Steel Holding Corp. (a)	6,157
1	Alcoa, Inc.	24
35	Century Aluminum Co. (a)	1,818
57	Freeport-McMoRan Copper & Gold, Inc.	5,991
12	Metal Management, Inc.	649
52	Quanex Corp.	2,457

94	Reliance Steel & Aluminum Co.	5,341
36	Southern Copper Corp.	4,400
63	Steel Dynamics, Inc.	2,957
53	United States Steel Corp.	5,575
		35,369

Multi-Utilities — 2.5%
439	CenterPoint Energy, Inc.	7,031
357	CMS Energy Corp.	6,003
79	MDU Resources Group, Inc.	2,206
225	NiSource, Inc.	4,303
21	NSTAR	718
74	OGE Energy Corp.	2,452
63	PG&E Corp.	2,990
189	PNM Resources, Inc.	4,396
224	Puget Energy, Inc.	5,472
55	SCANA Corp.	2,132
35	Sempra Energy	2,054
106	TECO Energy, Inc.	1,744
115	Vectren Corp.	3,143
138	Xcel Energy, Inc.	2,981
		47,625

Multiline Retail — 1.4%
150	Big Lots, Inc. (a)	4,483
168	Dollar Tree Stores, Inc. (a)	6,804
164	Family Dollar Stores, Inc.	4,348
92	J.C. Penney Co., Inc.	5,814
157	Macy's, Inc.	5,077
		26,526

Office Electronics — 0.0% (g)
31	Xerox Corp. (a)	539

Oil, Gas & Consumable Fuels — 3.3%
110	Anadarko Petroleum Corp.	5,910
93	ATP Oil & Gas Corp. (a)	4,354
21	Chesapeake Energy Corp.	735
15	Chevron Corp.	1,402
69	ConocoPhillips	6,045
37	Devon Energy Corp.	3,099
42	El Paso Corp.	721
103	Frontline Ltd. (Bermuda)	4,997
136	Mariner Energy, Inc. (a)	2,821
237	Massey Energy Co.	5,164
86	Noble Energy, Inc.	6,047
73	Overseas Shipholding Group, Inc.	5,580
121	Swift Energy Co. (a)	4,952
116	Tesoro Corp.	5,346
48	Valero Energy Corp.	3,198
61	XTO Energy, Inc.	3,781
		64,152

Personal Products — 0.8%
124	Alberto-Culver Co.	3,067

121	Herbalife Ltd. (Cayman Islands)	5,504
137	NBTY, Inc. (a)	5,575
		14,146

Pharmaceuticals — 3.3%
295	Biovail Corp. (Canada)	5,126
95	Eli Lilly & Co.	5,428
131	Endo Pharmaceuticals Holdings, Inc. (a)	4,066
126	Forest Laboratories, Inc. (a)	4,710
91	Johnson & Johnson	5,990
367	King Pharmaceuticals, Inc. (a)	4,302
189	Medicis Pharmaceutical Corp., Class A	5,780
67	MGI Pharma, Inc. (a)	1,861
316	Mylan Laboratories, Inc.	5,048
214	Schering-Plough Corp.	6,779
274	Valeant Pharmaceuticals International (a)	4,237
202	Watson Pharmaceuticals, Inc. (a)	6,557
68	Wyeth	3,030
		62,914

Real Estate Investment Trusts (REITs) — 0.7%
282	CapitalSource, Inc.	5,707
1	Essex Property Trust, Inc.	136
35	General Growth Properties, Inc.	1,876
29	Liberty Property Trust	1,161
34	Pennsylvania Real Estate Investment Trust	1,313
19	Vornado Realty Trust	2,080
		12,273

Real Estate Management & Development — 0.1%
53	Brookfield Properties Corp. (Canada)	1,328

Road & Rail — 1.0%
68	Con-way, Inc.	3,141
77	CSX Corp.	3,296
13	Landstar System, Inc.	555
57	Norfolk Southern Corp.	2,933
38	Union Pacific Corp.	4,342
153	YRC Worldwide, Inc. (a)	4,169
		18,436

Semiconductors & Semiconductor Equipment — 4.4%
570	Amkor Technology, Inc. (a)	6,571
204	Applied Materials, Inc.	4,215
142	Brooks Automation, Inc. (a)	2,024
124	Cymer, Inc. (a)	4,765
97	Integrated Device Technology, Inc. (a)	1,507
162	International Rectifier Corp. (a)	5,355
67	KLA-Tencor Corp.	3,756
136	Lam Research Corp. (a)	7,218
99	MEMC Electronic Materials, Inc. (a)	5,813
5	MKS Instruments, Inc. (a)	93
189	Novellus Systems, Inc. (a)	5,161
66	NVIDIA Corp. (a)	2,405
536	ON Semiconductor Corp. (a)	6,738

938	RF Micro Devices, Inc. (a)	6,312
79	Silicon Laboratories, Inc. (a)	3,280
518	Skyworks Solutions, Inc. (a)	4,683
443	Teradyne, Inc. (a)	6,115
316	Zoran Corp. (a)	6,391
		82,402

Software — 3.5%
58	Activision, Inc. (a)	1,244
119	BMC Software, Inc. (a)	3,722
127	CA, Inc.	3,257
357	Cadence Design Systems, Inc. (a)	7,921
639	Compuware Corp. (a)	5,122
10	Informatica Corp. (a)	157
207	McAfee, Inc. (a)	7,208
251	Mentor Graphics Corp. (a)	3,791
13	Microsoft Corp.	368
17	NAVTEQ Corp. (a)	1,344
805	Novell, Inc. (a)	6,150
351	Nuance Communications, Inc. (a)	6,771
8	Salesforce.com, Inc. (a)	417
242	Sybase, Inc. (a)	5,598
281	Symantec Corp. (a)	5,445
281	Synopsys, Inc. (a)	7,599
		66,114

Specialty Retail — 4.7%
12	Abercrombie & Fitch Co., Class A	1,001
257	Aeropostale, Inc. (a)	4,897
216	American Eagle Outfitters, Inc.	5,675
13	AnnTaylor Stores Corp. (a)	418
53	AutoZone, Inc. (a)	6,135
125	Bed Bath & Beyond, Inc. (a)	4,263
78	Best Buy Co., Inc.	3,586
195	Brown Shoe Co., Inc.	3,777
441	Charming Shoppes, Inc. (a)	3,706
173	Collective Brands, Inc. (a)	3,814
293	Dress Barn, Inc. (a)	4,986
215	Gap, Inc. (The)	3,960
65	Group 1 Automotive, Inc.	2,173
58	Guess?, Inc.	2,842
148	Gymboree Corp. (a)	5,224
158	Men's Wearhouse, Inc.	7,994
157	OfficeMax, Inc.	5,386
12	Penske Auto Group, Inc.	251
210	RadioShack Corp.	4,334
175	Rent-A-Center, Inc. (a)	3,170
88	Sherwin-Williams Co. (The)	5,791
180	TJX Cos., Inc.	5,230
		88,613

Textiles, Apparel & Luxury Goods — 1.2%
191	Carter's, Inc. (a)	3,817

51	Columbia Sportswear Co.	2,802
146	Fossil, Inc. (a)	5,457
5	Jones Apparel Group, Inc.	98
37	Phillips-Van Heusen Corp.	1,959
26	V.F. Corp.	2,082
153	Warnaco Group, Inc. (The) (a)	5,971
		22,186

Thrifts & Mortgage Finance — 0.9%
227	Countrywide Financial Corp.	4,322
116	FirstFed Financial Corp. (a)	5,768
44	PMI Group, Inc. (The)	1,430
132	Washington Mutual, Inc.	4,671
		16,191

Tobacco — 0.7%
55	Altria Group, Inc.	3,832
41	Reynolds American, Inc.	2,601
116	Universal Corp.	5,691
38	UST, Inc.	1,893
		14,017

Trading Companies & Distributors — 0.4%
94	Applied Industrial Technologies, Inc.	2,911
72	GATX Corp.	3,073
53	WESCO International, Inc. (a)	2,291
		8,275

Wireless Telecommunication Services — 0.3%
90	Telephone & Data Systems, Inc.	5,984
	Total Common Stocks
	(Cost $1,553,315)	1,780,232

Short-Term Investment — 2.5%

Investment Company — 2.5%
46,674	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $46,674)	46,674

Total Investments — 97.3%
(Cost $1,599,989)	1,826,906

Other Assets in Excess of Liabilities — 2.7%	51,500

NET ASSETS — 100.0%	$1,878,406

Short Positions — 94.8%
Common Stocks — 94.8%
Aerospace & Defense — 0.9%
81	BE Aerospace, Inc. (a)	3,356
296	Hexcel Corp. (a)	6,728
85	Rockwell Collins, Inc.	6,181
26	Teledyne Technologies, Inc. (a)	1,380
		17,645
Air Freight & Logistics — 0.7%
34	CH Robinson Worldwide, Inc.	1,835
124	Expeditors International of Washington, Inc.	5,862

9	FedEx Corp.	893
66	United Parcel Service, Inc., Class B	4,920
		13,510
Airlines — 0.7%
518	Airtran Holdings, Inc. (a)	5,096
212	JetBlue Airways Corp. (a)	1,957
369	Southwest Airlines Co.	5,462
		12,515
Auto Components — 0.2%
136	Tenneco, Inc. (a)	4,229
Beverages — 1.3%
64	Anheuser-Busch Cos., Inc.	3,200
83	Brown-Forman Corp., Class B	6,222
90	Central European Distribution Corp. (a)	4,324
66	Coca-Cola Co. (The)	3,814
259	Constellation Brands, Inc., Class A (a)	6,271
		23,831
Biotechnology — 1.1%
51	Alexion Pharmaceuticals, Inc. (a)	3,350
28	Amylin Pharmaceuticals, Inc. (a)	1,421
37	BioMarin Pharmaceuticals, Inc. (a)	933
59	Celgene Corp. (a)	4,193
23	ImClone Systems, Inc. (a)	944
2	Myriad Genetics, Inc. (a)	110
60	Onyx Pharmaceuticals, Inc. (a)	2,605
80	United Therapeutics Corp. (a)	5,297
70	Vertex Pharmaceuticals, Inc. (a)	2,702
		21,555
Building Products — 0.5%
245	Owens Corning, Inc. (a)	6,128
2	Simpson Manufacturing Co., Inc.	66
110	USG Corp. (a)	4,122
		10,316
Capital Markets — 3.3%
1	Apollo Investment Corp.	12
71	Bank of New York Mellon Corp. (The)	3,145
253	Charles Schwab Corp. (The)	5,456
49	Cohen & Steers, Inc.	1,814
139	Eaton Vance Corp.	5,556
146	Federated Investors, Inc., Class B	5,783
50	GFI Group, Inc. (a)	4,310
110	Investment Technology Group, Inc. (a)	4,729
10	Jefferies Group, Inc.	275
423	Knight Capital Group, Inc., Class A (a)	5,057
61	Legg Mason, Inc.	5,142
103	optionsXpress Holdings, Inc.	2,698
106	T. Rowe Price Group, Inc.	5,879
313	TD AMERITRADE Holding Corp. (a)	5,707
220	Waddell & Reed Financial, Inc., Class A	5,936
		61,499

Chemicals — 2.5%
48	Air Products & Chemicals, Inc.	4,659
71	Airgas, Inc.	3,643
216	Chemtura Corp.	1,923
39	Cytec Industries, Inc.	2,668
98	E.l. du Pont de Nemours & Co.	4,874
141	Ecolab, Inc.	6,667
11	International Flavors & Fragrances, Inc.	567
162	Mosiac Co. (The) (a)	8,660
17	PPG Industries, Inc.	1,270
58	Praxair, Inc.	4,850
31	Rohm & Haas Co.	1,719
74	Scotts Miracle-Gro Co. (The), Class A	3,180
83	Valspar Corp.	2,268
		46,948
Commercial Banks — 2.3%
30	Citizens Republic Bancorp, Inc.	482
175	Commerce Bancorp, Inc.	6,791
32	Cullen/Frost Bankers, Inc.	1,621
148	Fifth Third Bancorp	5,014
65	First Community Bancorp, Inc.	3,562
204	First Horizon National Corp.	5,441
46	PNC Financial Services Group, Inc.	3,099
304	Popular, Inc.	3,738
119	Regions Financial Corp.	3,498
139	South Financial Group, Inc. (The)	3,163
176	UCBH Holdings, Inc.	3,085
96	Valley National Bancorp	2,134
22	Wilmington Trust Corp.	853
		42,481
Commercial Services & Supplies — 2.1%
79	Avery Dennison Corp.	4,492
18	Brink's Co. (The)	1,028
6	Cintas Corp.	208
25	Copart, Inc. (a)	844
115	Corrections Corp. of America (a)	3,005
272	Covanta Holding Corp. (a)	6,668
124	Equifax, Inc.	4,719
60	GEO Group, Inc. (The) (a)	1,773
78	IHS, Inc., Class A (a)	4,425
66	Mine Safety Appliances Co.	3,122
125	Pitney Bowes, Inc.	5,700
17	Stericycle, Inc. (a)	1,000
163	Tetra Tech, Inc. (a)	3,452
		40,436
Communications Equipment — 1.5%
160	Avocent Corp. (a)	4,668
1,628	Finisar Corp. (a)	4,557
410	JDS Uniphase Corp. (a)	6,129
265	Motorola, Inc.	4,913

3	Nortel Networks Corp. (Canada) (a)	59
35	Riverbed Technolgoy, Inc. (a)	1,407
1,025	Sonus Networks, Inc. (a)	6,252
		27,985
Computers & Peripherals — 1.4%
134	Brocade Communications Systems, Inc. (a)	1,144
94	Diebold, Inc.	4,284
142	EMC Corp. (a)	2,948
84	Imation Corp.	2,050
210	Intermec, Inc. (a)	5,483
180	Network Appliance, Inc. (a)	4,839
109	SanDisk Corp. (a)	6,028
		26,776
Construction & Engineering — 1.4%
39	Foster Wheeler Ltd. (a)	5,146
71	Jacobs Engineering Group, Inc. (a)	5,397
199	KBR, Inc. (a)	7,733
43	Quanta Services, Inc. (a)	1,150
119	Shaw Group, Inc. (The) (a)	6,888
		26,314
Construction Materials — 0.8%
41	Martin Marietta Materials, Inc.	5,474
66	Texas Industries, Inc.	5,190
52	Vulcan Materials Co.	4,600
		15,264
Consumer Finance — 0.0% (g)
34	Discover Financial Services (a)	700
Containers & Packaging — 0.8%
95	AptarGroup, Inc.	3,586
198	Bemis Co., Inc.	5,759
1	Owens-Illinois, Inc. (a)	39
18	Pactiv Corp. (a)	524
24	Sealed Air Corp.	602
1	Silgan Holdings, Inc.	79
83	Temple-Inland, Inc.	4,351
		14,940
Distributors — 0.4%
61	Genuine Parts Co.	3,033
123	LKQ Corp. (a)	4,292
		7,325
Diversified Consumer Services — 1.0%
65	Apollo Group, Inc., Class A (a)	3,888
134	Career Education Corp. (a)	3,760
306	Corinthian Colleges, Inc. (a)	4,864
41	Strayer Education, Inc.	6,838
		19,350
Diversified Financial Services — 1.0%
208	Nasdaq Stock Market, Inc. (The) (a)	7,848
42	Nymex Holdings Inc	5,468
74	NYSE Euronext	5,867

		19,183
Diversified Telecommunication Services — 1.1%
229	Citizens Communications Co.	3,275
990	Level 3 Communications, Inc. (a)	4,605
210	NeuStar, Inc., Class A (a)	7,203
217	Time Warner Telecom, Inc., Class A (a)	4,761
		19,844
Electric Utilities — 3.1%
136	Allegheny Energy, Inc. (a)	7,083
228	Cleco Corp.	5,753
47	Entergy Corp.	5,085
64	Exelon Corp.	4,791
42	FPL Group, Inc.	2,530
56	Great Plains Energy, Inc.	1,620
132	Hawaiian Electric Industries, Inc.	2,859
188	Idacorp, Inc.	6,147
61	ITC Holdings Corp.	3,010
158	Northeast Utilities	4,505
99	PPL Corp.	4,606
125	Reliant Energy, Inc. (a)	3,191
389	Sierra Pacific Resources	6,122
19	Southern Co. (The)	692
		57,994
Electrical Equipment — 1.2%
92	Baldor Electric Co.	3,668
106	Brady Corp., Class A	3,802
170	Energy Conversion Devices, Inc. (a)	3,853
29	First Solar, Inc. (a)	3,398
18	General Cable Corp. (a)	1,234
108	Roper Industries, Inc.	7,042
		22,997
Electronic Equipment & Instruments — 1.9%
11	Anixter International, Inc. (a)	887
110	Benchmark Electronics, Inc. (a)	2,632
137	Daktronics, Inc.	3,720
109	FLIR Systems, Inc. (a)	6,020
53	Itron, Inc. (a)	4,968
153	Jabil Circuit, Inc.	3,485
251	L-1 Identity Solutions Inc. (a)	4,729
170	Molex, Inc.	4,574
52	Tektronix, Inc.	1,437
106	Trimble Navigation Ltd. (a)	4,166
		36,618
Energy Equipment & Services — 2.7%
73	Baker Hughes, Inc.	6,614
36	BJ Services Co.	944
149	CARBO Ceramics, Inc.	7,545
75	Dril-Quip, Inc. (a)	3,716
30	FMC Technologies, Inc. (a)	1,752
65	Helmerich & Payne, Inc.	2,149

31	Oceaneering International, Inc. (a)	2,346
262	RPC, Inc.	3,724
52	Schlumberger Ltd.	5,418
68	Smith International, Inc.	4,822
300	Tetra Technologies, Inc. (a)	6,352
80	Weatherford International Ltd. (a)	5,389
		50,771
Food & Staples Retailing — 1.9%
179	CVS/Caremark Corp.	7,079
179	Great Atlantic & Pacific Tea Co., Inc. (a)	5,447
40	Pantry, Inc. (The) (a)	1,023
1,250	Rite Aid Corp. (a)	5,776
69	Ruddick Corp.	2,306
207	United Natural Foods, Inc. (a)	5,626
71	Walgreen Co.	3,341
97	Whole Foods Market, Inc.	4,767
		35,365
Food Products — 1.8%
116	Archer-Daniels-Midland Co.	3,842
52	Bunge Ltd.	5,630
1	Flowers Foods, Inc.	21
115	Hershey Co. (The)	5,348
129	Hormel Foods Corp.	4,614
159	McCormick & Co., Inc. (Non-Voting)	5,724
130	Wm. Wrigley, Jr., Co.	8,323
		33,502
Gas Utilities — 1.2%
125	Equitable Resources, Inc.	6,506
37	National Fuel Gas Co.	1,743
67	Northwest Natural Gas Co.	3,045
70	Piedmont Natural Gas Co.	1,750
105	Questar Corp.	5,492
37	Southern Union Co.	1,161
93	Southwest Gas Corp.	2,627
		22,324
Health Care Equipment & Supplies — 4.1%
166	Advanced Medical Optics, Inc. (a)	5,081
67	Alcon, Inc. (Switzerland)	9,591
301	American Medical Systems Holdings, Inc. (a)	5,106
476	Boston Scientific Corp. (a)	6,634
115	Cooper Cos., Inc. (The)	6,041
51	Covidien Ltd. (Bermuda) (a)	2,111
77	Hillenbrand Industries, Inc.	4,250
121	Hospira, Inc. (a)	5,014
51	IDEXX Laboratories, Inc. (a)	5,637
130	Inverness Medical Innovations, Inc. (a)	7,180
96	Mentor Corp.	4,430
141	ResMed, Inc. (a)	6,027
113	Respironics, Inc. (a)	5,446
88	Varian Medical Systems, Inc. (a)	3,674

		76,222
Health Care Providers & Services — 2.5%
159	Brookdale Senior Living, Inc.	6,346
111	Health Management Associates, Inc., Class A	769
108	Healthways, Inc. (a)	5,823
156	Omnicare, Inc.	5,182
124	Owens & Minor, Inc.	4,731
93	Patterson Cos., Inc. (a)	3,597
151	PSS World Medical, Inc. (a)	2,897
62	Psychiatric Solutions, Inc. (a)	2,416
64	Quest Diagnostics, Inc.	3,672
876	Tenet Healthcare Corp. (a)	2,942
81	Universal Health Services, Inc., Class B	4,400
92	VCA Antech, Inc. (a)	3,856
		46,631
Health Care Technology — 0.5%
239	Allscripts Healthcare Solutions, Inc. (a)	6,447
1	Cerner Corp. (a)	69
3	Eclipsys Corp. (a)	72
165	HLTH Corp. (a)	2,338
		8,926
Hotels, Restaurants & Leisure — 4.0%
54	Ameristar Casinos, Inc.	1,505
101	Boyd Gaming Corp.	4,343
1	Burger King Holdings, Inc.	37
204	Cheesecake Factory, Inc. (The) (a)	4,794
104	Gaylord Entertainment Co. (a)	5,538
112	International Game Technology	4,807
69	Las Vegas Sands Corp. (a)	9,261
105	Life Time Fitness, Inc. (a)	6,453
108	Orient-Express Hotels Ltd., Class H (Bermuda)	5,522
120	Panera Bread Co., Class A (a)	4,900
202	Scientific Games Corp., Class A (a)	7,605
199	Starbucks Corp. (a)	5,206
155	Tim Hortons, Inc. (Canada)	5,397
262	WMS Industries, Inc. (a)	8,680
36	Yum! Brands, Inc.	1,212
		75,260
Household Durables — 1.2%
203	Centex Corp.	5,393
214	D.R. Horton, Inc.	2,745
13	Fortune Brands, Inc.	1,044
166	Lennar Corp., Class A	3,763
129	MDC Holdings, Inc.	5,294
250	Pulte Homes, Inc.	3,397
		21,636
Household Products — 0.9%
44	Church & Dwight Co., Inc.	2,049
95	Clorox Co.	5,785
85	Colgate-Palmolive Co.	6,072

45	Procter & Gamble Co.	3,154
		17,060
Independent Power Producers & Energy Traders — 0.0% (g)
17	Ormat Technologies, Inc.	767
Industrial Conglomerates — 0.6%
108	Carlisle Cos., Inc.	5,237
143	General Electric Co.	5,907
		11,144
Insurance — 3.5%
112	Aflac, Inc.	6,370
210	Arthur J. Gallagher & Co.	6,090
59	Brown & Brown, Inc.	1,554
3	Cincinnati Financial Corp.	137
68	Commerce Group, Inc.	1,999
427	Conseco, Inc. (a)	6,836
227	Fidelity National Financial, Inc.	3,960
151	First American Corp.	5,548
81	Hilb, Rogal & Hobbs Co.	3,519
91	LandAmerica Financial Group, Inc.	3,557
2	Markel Corp. (a)	770
218	Marsh & McLennan Cos., Inc.	5,551
12	Mercury General Corp.	621
59	Odyssey Re Holdings, Corp.	2,185
296	Old Republic International Corp.	5,544
90	Principal Financial Group, Inc.	5,649
288	Progressive Corp. (The)	5,590
6	StanCorp Financial Group, Inc.	290
		65,770
Internet & Catalog Retail — 0.2%
230	Liberty Media Corp. - Interactive, Class A (a)	4,415
Internet Software & Services — 1.6%
155	Akamai Technologies, Inc. (a)	4,450
571	CNET Networks, Inc. (a)	4,253
52	DealerTrack Holdings, Inc. (a)	2,184
42	Equinix, Inc. (a)	3,759
7	Google, Inc., Class A (a)	4,133
38	SAVVIS, Inc. (a)	1,480
142	VeriSign, Inc. (a)	4,783
215	Yahoo!, Inc. (a)	5,768
		30,810
IT Services — 3.0%
280	BearingPoint, Inc. (a)	1,135
95	DST Systems, Inc. (a)	8,186
139	Euronet Worldwide, Inc. (a)	4,126
2	Fidelity National Information Services, Inc.	91
240	Gartner, Inc. (a)	5,880
191	Iron Mountain, Inc. (a)	5,822
26	MasterCard, Inc., Class A	3,804
99	Paychex, Inc.	4,053
239	Perot Systems Corp., Class A (a)	4,044

67	SAIC, Inc. (a)	1,279
187	VeriFone Holdings, Inc. (a)	8,289
258	Western Union Co. (The)	5,416
105	Wright Express Corp. (a)	3,843
		55,968
Leisure Equipment & Products — 0.2%
115	Pool Corp.	2,874
Life Sciences Tools & Services — 1.8%
259	Affymetrix, Inc. (a)	6,579
61	Covance, Inc. (a)	4,781
90	Millipore Corp. (a)	6,793
185	Pharmaceutical Product Development, Inc.	6,558
58	Techne Corp. (a)	3,651
106	Thermo Fisher Scientific, Inc. (a)	6,109
		34,471
Machinery — 3.7%
218	Briggs & Stratton Corp.	5,479
103	Bucyrus International, Inc.	7,521
87	Clarcor, Inc.	2,960
25	Danaher Corp.	2,035
120	Donaldson Co., Inc.	5,031
131	ESCO Technologies, Inc. (a)	4,361
98	Flowserve Corp.	7,432
136	Graco, Inc.	5,314
139	IDEX Corp.	5,072
110	Joy Global, Inc.	5,576
23	Kennametal, Inc.	1,922
67	Nordson Corp.	3,370
51	PACCAR, Inc.	4,349
124	Pentair, Inc.	4,124
58	Valmont Industries, Inc.	4,902
		69,448
Marine — 0.2%
87	Alexander & Baldwin, Inc.	4,355
Media — 2.1%
109	Arbitron, Inc.	4,939
101	Discovery Holding Co., Class A (a)	2,925
17	E.W. Scripps Co., Class A	712
232	Gemstar-TV Guide International, Inc. (a)	1,616
17	Getty Images, Inc. (a)	476
102	Harte-Hanks, Inc.	2,009
102	Lamar Advertising Co., Class A	4,971
82	Live Nation, Inc. (a)	1,738
9	McClatchy Co., Class A	170
178	News Corp., Class A	3,906
17	Scholastic Corp. (a)	579
1,800	Sirius Satellite Radio, Inc. (a)	6,283
212	Virgin Media, Inc.	5,155
6	Washington Post Co. (The), Class B	4,793
		40,272

Metals & Mining — 0.8%
23	Allegheny Technologies, Inc.	2,497
133	Newmont Mining Corp.	5,962
168	Titanium Metals Corp. (a)	5,641
		14,100
Multi-Utilities — 0.8%
105	Ameren Corp.	5,535
110	Black Hills Corp.	4,511
4	Consolidated Edison, Inc.	167
61	Integrys Energy Group, Inc.	3,127
19	Wisconsin Energy Corp.	842
		14,182
Multiline Retail — 0.6%
234	Dillard's, Inc., Class A	5,117
44	Nordstrom, Inc.	2,065
232	Saks, Inc.	3,983
6	Sears Holdings Corp. (a)	762
		11,927
Office Electronics — 0.2%
110	Zebra Technologies Corp. (a)	4,031
Oil, Gas & Consumable Fuels — 5.9%
224	Alpha Natural Resources, Inc. (a)	5,202
174	Arch Coal, Inc.	5,881
138	Berry Petroleum Co., Class A	5,478
73	Bill Barrett Corp. (a)	2,896
125	Cabot Oil & Gas Corp.	4,410
201	Cheniere Energy, Inc. (a)	7,883
147	Cimarex Energy Co.	5,486
75	CNX Gas Corp. (a)	2,159
139	Consol Energy, Inc.	6,479
166	Delta Petroleum Corp. (a)	2,973
187	Encore Acquisition Co. (a)	5,933
31	EOG Resources, Inc.	2,272
268	EXCO Resources, Inc. (a)	4,434
71	Forest Oil Corp. (a)	3,060
153	Foundation Coal Holdings, Inc.	6,003
160	Helix Energy Solutions Group, Inc. (a)	6,802
122	Murphy Oil Corp.	8,518
130	Peabody Energy Corp.	6,200
135	Pioneer Natural Resources Co.	6,089
41	Quicksilver Resources, Inc. (a)	1,951
164	Southwestern Energy Co. (a)	6,860
126	Spectra Energy Corp.	3,096
		110,065
Paper & Forest Products — 0.8%
306	Louisiana-Pacific Corp.	5,187
156	MeadWestvaco Corp.	4,601
64	Weyerhaeuser Co.	4,601
		14,389
Personal Products — 0.6%

189	Avon Products, Inc.	7,079
166	Bare Escentuals, Inc. (a)	4,130
		11,209
Pharmaceuticals — 0.7%
130	Adams Respiratory Therapeutics, Inc. (a)	5,005
96	Barr Pharmaceuticals, Inc. (a)	5,489
105	Sepracor, Inc. (a)	2,894
		13,388
Real Estate Investment Trusts (REITs) — 0.5%
10	BRE Properties, Inc.	576
31	Cousins Properties, Inc.	906
62	Douglas Emmett, Inc.	1,543
39	Maguire Properties, Inc.	1,013
33	Post Properties, Inc.	1,292
34	Potlatch Corp.	1,529
42	Tanger Factory Outlet Centers	1,719
		8,578
Road & Rail — 0.9%
191	Avis Budget Group, Inc. (a)	4,372
23	Burlington Northern Santa Fe Corp.	1,887
168	Heartland Express, Inc.	2,396
286	Knight Transportation, Inc.	4,929
193	Werner Enterprises, Inc.	3,317
		16,901
Semiconductors & Semiconductor Equipment — 3.9%
431	Advanced Micro Devices, Inc. (a)	5,687
153	ATMI, Inc. (a)	4,537
112	Cree, Inc. (a)	3,492
215	Cypress Semiconductor Corp. (a)	6,280
28	FormFactor, Inc. (a)	1,263
94	Hittite Microwave Corp. (a)	4,162
297	LSI Corp. (a)	2,206
329	Marvell Technology Group Ltd. (Bermuda) (a)	5,387
147	Maxim Integrated Products, Inc.	4,309
127	Microchip Technology, Inc.	4,625
516	Micron Technology, Inc. (a)	5,732
271	Microsemi Corp. (a)	7,550
528	PMC-Sierra, Inc. (a)	4,427
375	Rambus, Inc. (a)	7,157
655	Spansion, Inc., Class A (a)	5,531
		72,345
Software — 2.7%
162	ACI Worldwide, Inc. (a)	3,619
171	Adobe Systems, Inc. (a)	7,482
40	ANSYS, Inc. (a)	1,380
437	BEA Systems, Inc. (a)	6,066
153	Citrix Systems, Inc. (a)	6,177
121	Electronic Arts, Inc. (a)	6,767
19	FactSet Research Systems, Inc.	1,302
76	Intuit, Inc. (a)	2,292

94	Lawson Software, Inc. (a)	937
211	Macrovision Corp. (a)	5,192
118	Net 1 UEPS Technologies Inc. (South Africa) (a)	3,213
270	Red Hat, Inc. (a)	5,366
90	Take-Two Interactive Software, Inc. (a)	1,535
		51,328
Specialty Retail — 3.2%
133	Aaron Rents, Inc.	2,959
296	Borders Group, Inc.	3,950
108	Cabela's, Inc. (a)	2,543
225	CarMax, Inc. (a)	4,566
154	Chico's FAS, Inc. (a)	2,159
5	Children's Place Retail Stores, Inc. (The) (a)	110
501	Circuit City Stores, Inc.	3,965
402	Coldwater Creek, Inc. (a)	4,362
10	J Crew Group, Inc. (a)	425
237	Limited Brands, Inc.	5,416
139	O'Reilly Automotive, Inc. (a)	4,644
209	Pacific Sunwear of California, Inc. (a)	3,088
211	Talbots, Inc.	3,798
118	Tractor Supply Co. (a)	5,429
206	Urban Outfitters, Inc. (a)	4,493
89	Williams-Sonoma, Inc.	2,905
202	Zale Corp. (a)	4,681
		59,493
Textiles, Apparel & Luxury Goods — 1.1%
99	Hanesbrands, Inc. (a)	2,779
137	Liz Claiborne, Inc.	4,718
402	Quiksilver, Inc. (a)	5,752
43	Timberland Co., Class A (a)	809
117	Under Armour, Inc., Class A (a)	6,980
		21,038
Thrifts & Mortgage Finance — 1.2%
96	Astoria Financial Corp.	2,539
86	Freddie Mac	5,100
288	Hudson City Bancorp, Inc.	4,431
48	MGIC Investment Corp.	1,552
221	NewAlliance Bancshares, Inc.	3,248
320	People's United Financial, Inc.	5,532
		22,402
Trading Companies & Distributors — 0.7%
44	Aircastle Ltd.	1,474
163	Fastenal Co.	7,415
83	Watsco, Inc.	3,856
		12,745
Water Utilities — 0.3%
244	Aqua America, Inc.	5,535
Wireless Telecommunication Services — 1.0%
175	American Tower Corp., Class A (a)	7,634
148	Crown Castle International Corp. (a)	5,993

93	SBA Communications Corp., Class A (a)	3,280
69	Sprint Nextel Corp.	1,312
		18,219
	Total Short Positions — 94.8
	(Proceeds $1,715,719)	$1,780,121

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money Market fund is registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(j)	All or a portion of these securities are segregated for short sales.

(m)	All or portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,067
Aggregate gross unrealized depreciation	(59,150)
Net unrealized appreciation/depreciation	$226,917

Federal income tax cost of investments	$1,599,989

JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.5%

Common Stocks — 97.5%

Aerospace & Defense — 1.0%
122	HEICO Corp. (c)	6,027

Air Freight & Logistics — 0.6%
157	UTI Worldwide, Inc.	3,616

Biotechnology — 3.2%
135	BioMarin Pharmaceuticals, Inc. (a) (c)	3,359
224	Keryx Biopharmaceuticals, Inc. (a) (c)	2,229
182	Myriad Genetics, Inc. (a) (c)	9,470
80	Theravance, Inc. (a)	2,090
37	United Therapeutics Corp. (a) (c)	2,492
		19,640

Capital Markets — 1.8%
42	Affiliated Managers Group, Inc. (a) (c)	5,362
130	Investment Technology Group, Inc. (a)	5,570
		10,932

Commercial Banks — 0.5%
180	Bancorp, Inc. (The) (a) (c)	3,328

Commercial Services & Supplies — 1.8%
197	GEO Group, Inc. (The) (a)	5,837
284	Interface, Inc., Class A	5,119
		10,956

Communications Equipment — 1.6%
107	Polycom, Inc. (a)	2,865
231	Viasat, Inc. (a)	7,135
		10,000

Construction Materials — 0.8%
142	Eagle Materials, Inc.	5,084

Distributors — 1.3%
222	LKQ Corp. (a)	7,716

Diversified Consumer Services — 1.1%
557	INVESTools, Inc. (a) (c)	6,740

Diversified Financial Services — 2.6%
160	Duff & Phelps Corp., Class A (a)	2,941
662	Endeavor Acquisition Corp. (a) (c)	7,850
344	Marlin Business Services Corp. (a)	4,931
		15,722

Diversified Telecommunication Services — 1.7%
203	Cbeyond Inc. (a) (c)	8,272
325	Globalstar, Inc. (a) (c)	2,385
		10,657

Electrical Equipment — 2.4%
190	General Cable Corp. (a) (c)	12,785
48	Powell Industries, Inc. (a)	1,826
		14,611

Electronic Equipment & Instruments — 1.3%

88	FLIR Systems, Inc. (a) (c)	4,847
144	IPG Photonics Corp. (a) (c)	2,831
		7,678

Energy Equipment & Services — 3.5%
98	Exterran Holdings, Inc. (a)	7,837
121	Hornbeck Offshore Services, Inc. (a) (c)	4,423
120	Oceaneering International, Inc. (a)	9,126
		21,386

Food & Staples Retailing — 0.4%
107	Susser Holdings Corp. (a)	2,269

Food Products — 1.0%
426	SunOpta, Inc. (Canada) (a) (c)	6,175

Health Care Equipment & Supplies — 7.0%
77	ArthroCare Corp. (a)	4,295
200	DJO, Inc. (a)	9,832
102	Hologic, Inc. (a) (c)	6,240
137	Masimo Corp. (a)	3,510
109	Mentor Corp. (c)	4,997
140	Meridian Bioscience, Inc.	4,242
196	NeuroMetrix, Inc. (a) (c)	1,709
290	Northstar Neuroscience, Inc. (a)	3,238
224	Thoratec Corp. (a) (c)	4,639
		42,702

Health Care Providers & Services — 4.9%
144	Chemed Corp.	8,976
422	Gentiva Health Services, Inc. (a)	8,105
140	Healthways, Inc. (a) (c)	7,542
129	Psychiatric Solutions, Inc. (a) (c)	5,069
		29,692

Health Care Technology — 2.4%
243	Allscripts Healthcare Solutions, Inc. (a) (c)	6,575
285	Omnicell, Inc. (a)	8,132
		14,707

Hotels, Restaurants & Leisure — 4.9%
107	Gaylord Entertainment Co. (a)	5,673
214	Jamba, Inc. (a) (c)	1,504
46	Orient-Express Hotels Ltd., Class A (Bermuda) (c)	2,379
189	Red Robin Gourmet Burgers, Inc. (a) (c)	8,115
140	Shuffle Master, Inc. (a) (c)	2,092
253	Sonic Corp. (a)	5,921
122	WMS Industries, Inc. (a)	4,044
		29,728

Household Durables — 1.2%
650	Champion Enterprises, Inc. (a) (c)	7,142

Insurance — 3.0%
367	CastlePoint Holdings Ltd. (Bermuda)	4,218
172	Meadowbrook Insurance Group, Inc. (a)	1,548
118	National Financial Partners Corp.	6,268
52	ProAssurance Corp. (a) (c)	2,809
163	Security Capital Assurance Ltd. (Bermuda) (c)	3,717

18,560

Internet & Catalog Retail — 1.7%
296	FTD Group, Inc.	4,397
252	Gaiam, Inc., Class A (a) (c)	6,058
		10,455

Internet Software & Services — 4.8%
160	Bankrate, Inc. (a) (c)	7,375
155	DealerTrack Holdings, Inc. (a)	6,472
129	Digital River, Inc. (a) (c)	5,759
5	Liquidity Services, Inc. (a) (c)	51
352	Switch & Data Facilities Co., Inc. (a)	5,729
220	TechTarget, Inc. (a)	3,721
		29,107

IT Services — 4.0%
241	Gartner, Inc. (a)	5,899
133	Syntel, Inc. (c)	5,538
301	VeriFone Holdings, Inc. (a) (c)	13,332
		24,769

Leisure Equipment & Products — 1.2%
381	Smith & Wesson Holding Corp. (a) (c)	7,277

Life Sciences Tools & Services — 4.1%
498	Enzo Biochem, Inc. (a) (c)	5,651
277	Exelixis, Inc. (a) (c)	2,932
137	Icon plc ADR (Ireland) (a)	7,007
114	Illumina, Inc. (a) (c)	5,927
162	Medivation, Inc. (a) (c)	3,257
		24,774

Machinery — 0.8%
95	Kaydon Corp. (c)	4,926

Marine — 0.4%
115	American Commercial Lines, Inc. (a) (c)	2,734

Media — 1.1%
249	Lions Gate Entertainment Corp. (Canada) (a) (c)	2,571
72	Morningstar, Inc. (a)	4,393
		6,964

Metals & Mining — 1.6%
26	Allegheny Technologies, Inc.	2,864
128	Century Aluminum Co. (a)	6,720
		9,584

Oil, Gas & Consumable Fuels — 3.2%
181	Bois d'Arc Energy, Inc. (a)	3,465
200	Penn Virginia Corp.	8,792
164	Venoco, Inc. (a)	2,816
104	World Fuel Services Corp.	4,246
		19,319

Personal Products — 1.1%
280	Bare Escentuals, Inc. (a) (c)	6,955

Pharmaceuticals — 2.6%
223	Adams Respiratory Therapeutics, Inc. (a) (c)	8,602
164	Nastech Pharmaceutical Co., Inc. (a) (c)	2,179

316	Sucampo Pharmaceuticals, Inc., Class A (a)	3,399
193	ViroPharma, Inc. (a)	1,718
		15,898

Real Estate Investment Trusts (REITs) — 0.7%
364	Resource Capital Corp. (c)	4,095

Semiconductors & Semiconductor Equipment — 8.0%
464	Anadigics, Inc. (a) (c)	8,397
168	Diodes, Inc. (a) (c)	5,382
142	FormFactor, Inc. (a)	6,309
112	Hittite Microwave Corp. (a) (c)	4,945
305	Microsemi Corp. (a) (c)	8,508
204	Tessera Technologies, Inc. (a)	7,656
149	Varian Semiconductor Equipment Associates, Inc. (a)	7,966
		49,163

Software — 6.8%
324	ANSYS, Inc. (a)	11,057
189	Blackboard, Inc. (a) (c)	8,680
428	Magma Design Automation, Inc. (a)	6,025
460	Nuance Communications, Inc. (a) (c)	8,884
259	Taleo Corp., Class A (a)	6,589
		41,235

Specialty Retail — 2.3%
122	GameStop Corp., Class A (a)	6,875
495	Pacific Sunwear of California, Inc. (a) (c)	7,329
		14,204

Textiles, Apparel & Luxury Goods — 2.3%
271	Iconix Brand Group, Inc. (a) (c)	6,446
321	Quiksilver, Inc. (a) (c)	4,596
53	Under Armour, Inc., Class A (a) (c)	3,143
		14,185

Thrifts & Mortgage Finance — 0.8%
82	WSFS Financial Corp.	5,092
	Total Long-Term Investments
	(Cost $465,794)	595,804

Short-Term Investment — 3.0%

Investment Company — 3.0%
18,159	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $18,159)	18,159

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 24.2%

Certificates of Deposit — 3.0%
4,999	Bank Of New York,
	FRN, 5.40%, 05/02/08	4,999
3,499	Calyon, New York,
	FRN, 4.90%, 03/15/10	3,499
9,700	Canadian Imperial Bank, New York,
	FRN, 4.87%, 02/14/08	9,700
		18,198

Corporate Notes — 16.3%

7,000	Anglo Irish Bank Corp. plc (Ireland),
	FRN, 5.80%, 08/04/08	7,000
6,000	BBVA Senior Finance S.A. (Spain),
	FRN, 5.75%, 03/12/10	6,000
6,996	Beta Finance, Inc.,
	FRN, 4.89%, 02/20/09	6,996
7,300	Caixa Catalunya (Spain),
	FRN, 5.75%, 06/30/08	7,300
700	Citigroup Global Markets, Inc.,
	FRN, 5.40%, 10/05/07	700
7,000	First Tennessee Bank N.A.,
	FRN, 5.76%, 08/15/08	7,000
7,000	General Electric Capital Corp.,
	FRN, 4.90%, 03/12/10	7,000
3,000	Goldman Sachs Group, Inc.,
	FRN, 5.37%, 11/14/08	3,000
7,698	HBOS Treasury Services plc,
	FRN, 5.79%, 08/29/08	7,698
8,999	K2 (USA) LLC,
	FRN, 4.89%, 02/15/08	8,999
6,499	Liberty Lighthouse Co. LLC,
	FRN, 4.84%, 02/04/08	6,499
7,250	Metropolitan Life Global Funding I,
	FRN, 5.13%, 08/21/08	7,250
6,000	Monumental Global Funding,
	FRN, 5.55%, 05/24/10	6,000
1,000	Monumental Global Funding II,
	FRN, 4.90%, 03/26/10	1,000
3,500	Morgan Stanley,
	FRN, 5.43%, 12/17/07	3,500
7,000	National Rural Utilities Cooperative Finance Corp.,
	FRN, 5.70%, 09/04/08	7,000
	Pricoa Global Funding I,
2,000	FRN, 4.91%, 12/15/09	2,000
5,000	FRN, 5.12%, 09/26/08	5,000
		99,942

Repurchase Agreement — 4.9%
29,743	Banc of America Securities LLC, 5.10%, dated 9/28/07,
	due 10/01/07, repurchase price $29,756, collateralized by
	U.S. Government Agency Mortgages	29,743
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $147,883)	147,883

Total Investments — 124.7%
(Cost $631,836)	761,846

Liabilities in Excess of Other Assets — (24.7)%	(150,668)

NET ASSETS — 100%	$611,178

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,394
Aggregate gross unrealized depreciation	(23,384)
Net unrealized appreciation/depreciation	$130,010

Federal income tax cost of investments	$631,836

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 95.9%

Common Stocks — 95.9%

Aerospace & Defense — 1.1%
48	Cubic Corp.	2,028
342	Orbital Sciences Corp. (a)	7,606
		9,634

Air Freight & Logistics — 0.5%
32	Atlas Air Worldwide Holdings, Inc. (a)	1,652
122	Pacer International, Inc. (c)	2,317
		3,969

Airlines — 0.9%
215	Continental Airlines, Inc., Class B (a)	7,101
225	ExpressJet Holdings, Inc. (a) (c)	695
		7,796

Auto Components — 0.9%
226	ArvinMeritor, Inc. (c)	3,808
15	GenTek, Inc. (a) (c)	439
91	Modine Manufacturing Co.	2,425
155	Visteon Corp. (a) (c)	799
		7,471

Biotechnology — 0.6%
34	Acadia Pharmaceuticals, Inc. (a) (c)	504
37	Arena Pharmaceuticals, Inc. (a) (c)	405
24	InterMune, Inc. (a) (c)	465
47	Keryx Biopharmaceuticals, Inc. (a) (c)	467
28	Regeneron Pharmaceuticals, Inc. (a) (c)	490
144	Savient Pharmaceuticals, Inc. (a)	2,098
15	United Therapeutics Corp. (a) (c)	965
		5,394

Building Products — 0.1%
64	Insteel Industries, Inc. (c)	978

Capital Markets — 1.1%
35	A.G. Edwards, Inc.	2,889
31	Affiliated Managers Group, Inc. (a) (c)	3,991
70	Investment Technology Group, Inc. (a)	3,026
		9,906

Chemicals — 3.6%
103	CF Industries Holdings, Inc.	7,788
114	Georgia Gulf Corp. (c)	1,586
219	H.B. Fuller Co.	6,503
85	Sensient Technologies Corp. (c)	2,442
114	Spartech Corp.	1,947
75	Stepan Co.	2,327
300	Terra Industries, Inc. (a) (c)	9,369
		31,962

Commercial Banks — 10.7%
67	1st Source Corp. (c)	1,530
37	AMCORE Financial, Inc. (c)	915
50	BancFirst Corp. (c)	2,226

148	Bank of Hawaii Corp.	7,795
109	City Holding Co. (c)	3,954
141	Commerce Bancshares, Inc. (c)	6,491
80	Community Bank System, Inc. (c)	1,554
75	Community Trust Bancorp, Inc. (c)	2,238
73	Cullen/Frost Bankers, Inc.	3,664
169	First Bancorp (c)	1,608
6	First Citizens BancShares, Inc., Class A	994
26	First Community Bancshares, Inc. (c)	946
14	First Financial Bankshares, Inc. (c)	575
21	First Indiana Corp.	644
23	First Regional Bancorp (a)	574
32	First State Bancorp, Inc.	636
248	FirstMerit Corp. (c)	4,898
15	FNB Corp.	436
1	Fulton Financial Corp.	14
15	Great Southern Bancorp, Inc. (c)	365
390	Greater Bay Bancorp	10,761
44	Heartland Financial USA, Inc. (c)	904
15	Horizon Financial Corp. (c)	308
63	Lakeland Bancorp, Inc. (c)	849
16	Lakeland Financial Corp. (c)	377
43	MB Financial, Inc. (c)	1,499
28	Mercantile Bank Corp.	610
21	Old National Bancorp (c)	348
14	Old Second Bancorp, Inc. (c)	402
68	Pacific Capital Bancorp (c)	1,786
77	Provident Bankshares Corp. (c)	2,397
12	Santander BanCorp	157
12	SCBT Financial Corp. (c)	408
63	Simmons First National Corp., Class A	1,652
32	Southwest Bancorp, Inc.	600
11	Suffolk Bancorp (c)	340
18	Taylor Capital Group, Inc.	503
273	TCF Financial Corp.	7,134
22	Tompkins Financial Corp. (c)	878
248	UMB Financial Corp. (c)	10,646
64	Umpqua Holdings Corp. (c)	1,275
229	W Holding Co., Inc. (c)	512
99	Washington Trust Bancorp, Inc. (c)	2,670
35	Westamerica Bancorp (c)	1,728
126	Whitney Holding Corp.	3,316
		94,117

Commercial Services & Supplies — 2.6%
10	Amrep Corp. (c)	263
88	CompX International, Inc.	1,727
31	COMSYS IT Partners, Inc. (a) (c)	518
217	Deluxe Corp.	7,987
94	HNI Corp. (c)	3,391
214	Standard Register Co. (The) (c)	2,724

202	Steelcase, Inc.	3,634
43	United Stationers, Inc. (a)	2,387
		22,631

Communications Equipment — 1.1%
39	Bel Fuse, Inc., Class B (c)	1,363
88	Black Box Corp. (c)	3,776
86	CommScope, Inc. (a)	4,316
161	UTStarcom, Inc. (a) (c)	588
		10,043

Computers & Peripherals — 1.2%
260	Electronics for Imaging, Inc. (a)	6,973
109	Emulex Corp. (a)	2,091
55	Imation Corp.	1,357
		10,421

Construction & Engineering — 1.7%
264	EMCOR Group, Inc. (a)	8,267
61	Quanta Services, Inc. (a) (c)	1,613
59	Washington Group International, Inc. (a)	5,207
		15,087

Construction Materials — 0.1%
44	Headwaters, Inc. (a) (c)	647

Consumer Finance — 2.1%
335	AmeriCredit Corp. (a) (c)	5,895
14	Credit Acceptance Corp. (a) (c)	315
148	Dollar Financial Corp. (a) (c)	4,217
237	World Acceptance Corp. (a) (c)	7,846
		18,273

Containers & Packaging — 1.2%
344	Graphic Packaging Corp. (a) (c)	1,556
151	Myers Industries, Inc.	2,999
101	Silgan Holdings, Inc.	5,418
54	Smurfit-Stone Container Corp. (a)	625
		10,598

Diversified Consumer Services — 1.1%
158	Coinstar, Inc. (a)	5,089
82	Jackson Hewitt Tax Service, Inc. (c)	2,282
265	Stewart Enterprises, Inc., Class A (c)	2,016
		9,387

Diversified Financial Services — 0.3%
55	Financial Federal Corp. (c)	1,540
47	Marlin Business Services Corp. (a) (c)	669
3	Nasdaq Stock Market, Inc. (The) (a) (c)	102
		2,311

Diversified Telecommunication Services — 1.0%
56	CenturyTel, Inc.	2,589
266	Citizens Communications Co.	3,813
64	Consolidated Communications Holdings, Inc.	1,249
44	North Pittsburgh Systems, Inc. (c)	1,036
		8,687

Electric Utilities — 0.8%

238	El Paso Electric Co. (a)	5,494
16	Great Plains Energy, Inc. (c)	455
42	IDACORP, Inc. (c)	1,378
		7,327

Electrical Equipment — 0.6%
91	Acuity Brands, Inc. (c)	4,599
51	LSI Industries, Inc.	1,050
		5,649

Electronic Equipment & Instruments — 2.8%
138	Agilysys, Inc. (c)	2,337
124	Cognex Corp. (c)	2,199
174	Coherent, Inc. (a)	5,588
359	CTS Corp. (c)	4,630
198	KEMET Corp. (a) (c)	1,457
163	Park Electrochemical Corp.	5,460
63	Tech Data Corp. (a)	2,536
		24,207

Energy Equipment & Services — 1.7%
105	Global Industries Ltd. (a)	2,700
332	Grey Wolf, Inc. (a)	2,176
40	Gulfmark Offshore, Inc. (a) (c)	1,966
76	Helmerich & Payne, Inc.	2,495
179	Trico Marine Services, Inc. (a) (c)	5,325
		14,662

Food & Staples Retailing — 0.9%
168	Nash Finch Co. (c)	6,703
53	Pantry, Inc. (The) (a) (c)	1,369
		8,072

Food Products — 0.8%
188	Reddy Ice Holdings, Inc.	4,968
1	Seaboard Corp. (c)	2,156
		7,124

Gas Utilities — 1.4%
268	Nicor, Inc. (c)	11,515
20	ONEOK, Inc.	924
		12,439

Health Care Equipment & Supplies — 2.1%
41	Advanced Medical Optics, Inc. (a) (c)	1,242
64	Datascope Corp. (c)	2,147
188	Invacare Corp.	4,395
11	Mentor Corp. (c)	507
231	Quidel Corp. (a)	4,515
190	STERIS Corp.	5,187
		17,993

Health Care Providers & Services — 1.8%
307	Gentiva Health Services, Inc. (a)	5,899
27	Healthways, Inc. (a) (c)	1,441
138	Magellan Health Services, Inc. (a)	5,584
40	Manor Care, Inc.	2,570
		15,494

Hotels, Restaurants & Leisure — 0.7%
56	Domino's Pizza, Inc.	926
78	Jack in the Box, Inc. (a)	5,038
		5,964

Household Durables — 0.9%
252	American Greetings Corp., Class A	6,661
71	Blyth, Inc.	1,454
		8,115

Industrial Conglomerates — 1.0%
112	Teleflex, Inc.	8,696

Insurance — 6.4%
32	Affirmative Insurance Holdings, Inc.	369
176	Alfa Corp.	3,200
21	Arch Capital Group Ltd. (Bermuda) (a)	1,563
130	Aspen Insurance Holdings Ltd. (Bermuda)	3,623
39	Axis Capital Holdings Ltd. (Bermuda)	1,521
432	Conseco, Inc. (a)	6,910
111	Crawford & Co., Class B (a) (c)	707
174	Delphi Financial Group, Inc., Class A	7,035
18	FBL Financial Group, Inc., Class A (c)	723
-(h)	Great American Financial Resources, Inc. (c)	5
192	Harleysville Group, Inc.	6,143
264	Horace Mann Educators Corp.	5,197
11	James River Group, Inc. (c)	343
72	LandAmerica Financial Group, Inc. (c)	2,795
81	Meadowbrook Insurance Group, Inc. (a)	730
42	Odyssey Re Holdings Corp. (c)	1,566
91	Platinum Underwriters Holdings Ltd. (Bermuda)	3,280
46	ProAssurance Corp. (a)	2,500
81	Protective Life Corp.	3,433
26	RenaissanceRe Holdings Ltd. (Bermuda)	1,694
52	StanCorp Financial Group, Inc.	2,555
		55,892

Internet Software & Services — 0.8%
301	SonicWALL, Inc. (a)	2,629
286	United Online, Inc.	4,294
		6,923

IT Services — 1.6%
217	Acxiom Corp.	4,290
304	CSG Systems International, Inc. (a)	6,452
449	Unisys Corp. (a)	2,972
		13,714

Leisure Equipment & Products — 1.5%
201	Hasbro, Inc.	5,612
129	JAKKS Pacific, Inc. (a) (c)	3,432
48	Steinway Musical Instruments, Inc.	1,422
152	Sturm Ruger & Co., Inc. (a)	2,721
		13,187

Life Sciences Tools & Services — 0.4%
100	Enzo Biochem, Inc. (a) (c)	1,136

109	Exelixis, Inc. (a)	1,158
24	Illumina, Inc. (a) (c)	1,240
		3,534

Machinery — 2.7%
20	Accuride Corp. (a) (c)	237
178	AGCO Corp. (a) (m)	9,017
15	CIRCOR International, Inc. (c)	677
11	Flowserve Corp.	800
54	Freightcar America, Inc. (c)	2,078
14	NACCO Industries, Inc., Class A	1,449
27	Valmont Industries, Inc. (c)	2,265
188	Westinghouse Air Brake Technologies Corp.	7,024
		23,547

Media — 1.6%
205	Belo Corp., Class A	3,555
170	Cumulus Media, Inc., Class A (a) (c)	1,738
132	John Wiley & Sons, Inc., Class A	5,917
148	Sinclair Broadcast Group, Inc., Class A	1,787
218	Westwood One, Inc. (c)	599
		13,596

Metals & Mining — 1.6%
106	Cleveland-Cliffs, Inc.	9,360
61	Quanex Corp.	2,873
34	Steel Dynamics, Inc.	1,583
		13,816

Multi-Utilities — 2.4%
270	Avista Corp.	5,491
404	CenterPoint Energy, Inc.	6,478
48	NorthWestern Corp.	1,307
212	Puget Energy, Inc.	5,180
107	Vectren Corp.	2,928
		21,384

Multiline Retail — 1.1%
290	Big Lots, Inc. (a) (c)	8,647
63	Saks, Inc. (c)	1,072
		9,719

Oil, Gas & Consumable Fuels — 2.2%
74	Forest Oil Corp. (a)	3,164
28	General Maritime Corp. (Singapore) (c)	770
91	Harvest Natural Resources, Inc. (a) (c)	1,084
63	Holly Corp.	3,745
152	Mariner Energy, Inc. (a)	3,145
130	Meridian Resource Corp. (a)	322
20	Overseas Shipholding Group, Inc.	1,537
88	Swift Energy Co. (a)	3,589
172	USEC, Inc. (a) (c)	1,760
		19,116

Paper & Forest Products — 1.1%
259	Buckeye Technologies, Inc. (a)	3,927
166	Neenah Paper, Inc.	5,503

9,430

Personal Products — 0.5%
115	NBTY, Inc. (a)	4,673

Pharmaceuticals — 0.5%
22	Adams Respiratory Therapeutics, Inc. (a) (c)	848
45	Alpharma, Inc., Class A (c)	951
15	Auxilium Pharmaceuticals, Inc. (a)	326
30	Barrier Therapeutics, Inc. (a)	181
81	Cypress Bioscience, Inc. (a) (c)	1,106
14	Sucampo Pharmaceuticals, Inc., Class A (a)	155
62	ULURU, Inc. (a) (c)	292
51	ViroPharma, Inc. (a) (c)	450
		4,309

Real Estate Investment Trusts (REITs) — 8.7%
129	Annaly Capital Management, Inc.	2,053
335	Anworth Mortgage Asset Corp. (c)	1,805
108	Apartment Investment & Management Co.	4,856
29	Brandywine Realty Trust (c)	743
214	Cousins Properties, Inc. (c)	6,277
76	Deerfield Triarc Capital Corp.(c)	691
386	Equity Inns, Inc.	8,723
92	Equity Lifestyle Properties, Inc.	4,755
108	Home Properties, Inc. (c)	5,615
64	LaSalle Hotel Properties	2,680
66	Lexington Realty Trust (c)	1,329
444	MFA Mortgage Investments, Inc.	3,572
9	Pennsylvania Real Estate Investment Trust (c)	354
113	PS Business Parks, Inc.	6,413
178	Ramco-Gershenson Properties Trust	5,545
451	Sunstone Hotel Investors, Inc. (c)	11,559
121	Taubman Centers, Inc.	6,647
68	Universal Health Realty Income Trust (c)	2,430
		76,047

Road & Rail — 1.1%
46	Arkansas Best Corp. (c)	1,499
253	Laidlaw International, Inc.	8,924
26	Saia, Inc. (a)	437
		10,860

Semiconductors & Semiconductor Equipment — 2.4%
477	Asyst Technologies, Inc. (a)	2,521
176	Axcelis Technologies, Inc. (a)	898
547	Cirrus Logic, Inc. (a)	3,498
69	Cohu, Inc.	1,299
118	Fairchild Semiconductor International, Inc. (a)	2,199
36	Genesis Microchip, Inc. (a)	285
28	Integrated Device Technology, Inc. (a)	435
436	Lattice Semiconductor Corp. (a) (c)	1,957
93	Novellus Systems, Inc. (a)	2,546
129	OmniVision Technologies, Inc. (a) (c)	2,921
43	Semtech Corp. (a)	879

240	Silicon Storage Technology, Inc. (a) (c)	771
189	TriQuint Semiconductor, Inc. (a)	927
		21,136

Software — 3.5%
75	Ansoft Corp. (a)	2,480
310	Aspen Technology, Inc. (a)	4,432
245	BMC Software, Inc. (a)	7,664
463	EPIQ Systems, Inc. (a) (c)	8,710
18	Fair Isaac Corp.	639
116	Magma Design Automation, Inc. (a)	1,635
29	MicroStrategy, Inc. (a)	2,324
76	Parametric Technology Corp. (a)	1,328
30	Progress Software Corp. (a)	906
11	SPSS, Inc. (a)	432
		30,550

Specialty Retail — 3.1%
95	Barnes & Noble, Inc.	3,346
356	Collective Brands, Inc. (a)	7,842
371	CSK Auto Corp. (a) (c)	3,954
128	GameStop Corp., Class A (a)	7,202
213	Midas, Inc. (a)	4,016
31	OfficeMax, Inc.	1,069
		27,429

Textiles, Apparel & Luxury Goods — 0.6%
270	Kellwood Co. (c)	4,610
24	Wolverine World Wide, Inc.	661
		5,271

Thrifts & Mortgage Finance — 2.4%
298	Astoria Financial Corp.	7,903
28	Centerline Holding Co. (c)	428
90	Corus Bankshares, Inc. (c)	1,168
162	Federal Agricultural Mortgage Corp., Class C (c)	4,759
16	First Financial Holdings, Inc. (c)	501
190	First Niagara Financial Group, Inc.	2,684
56	FirstFed Financial Corp. (a) (c)	2,755
34	United Community Financial Corp.	246
15	WSFS Financial Corp.	955
		21,399

Tobacco — 1.0%
678	Alliance One International, Inc. (a)	4,432
86	Universal Corp.	4,190
		8,622

Trading Companies & Distributors — 0.6%
126	Applied Industrial Technologies, Inc.	3,877
153	BlueLinx Holdings, Inc. (c)	1,080
		4,957

Wireless Telecommunication Services — 0.7%
484	Dobson Communications Corp. (a)	6,188
	Total Long-Term Investments
	(Cost $716,303)	840,353

Short-Term Investments-- 3.9%

Investment Company — 3.6%
31,734	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $31,734)	31,734

Principal Amount ($)

U.S. Treasury Obligation — 0.3%
1,985	U.S. Treasury Note,
	4.25%, 11/30/07 (k) (n)
	(Cost $1,983)	1,986
	Total Short-Term Investments
	(Cost $33,717)	33,720

Investments of Cash Collateral for Securities on Loan — 16.6%

Certificates of Deposit — 1.8%
4,999	Calyon, New York,
	FRN, 4.90%, 03/15/10	4,999
3,000	Canadian Imperial Bank of Commerce, New York,
	FRN, 4.87%, 02/14/08	3,000
8,000	Natexis Banques Populaires, New York,
	FRN, 4.87%, 01/28/08	8,000
		15,999

Corporate Notes — 13.6%
2,000	Allstate Life Global Funding Trusts,	2,000
	FRN, 5.13%, 08/27/08
9,000	BBVA Senior Finance S.A., (Spain),	9,000
	FRN, 5.75%, 03/12/10
5,000	Berkshire Hathaway Finance Corp.,	5,000
	FRN, 5.41, 01/11/08
3,998	Beta Finance, Inc.,	3,998
	FRN, 4.89%, 02/20/09
500	Caixa d'Estalvis de Catalunya,	500
	FRN, 5.75%, 06/30/08
8,000	CC U.S.A., Inc.,	8,000
	FRN, 4.87%, 01/25/08
2,000	Fifth Third Bancorp,	2,000
	FRN, 5.14%, 08/22/08
10,000	General Electric Capital Corp.,	10,000
	FRN, 4.90%, 03/12/10
4,000	Goldman Sachs Group, Inc.,	4,000
	FRN, 5.37%, 11/14/08
5,000	Goldman Sachs Group, Inc.,	5,000
	FRN, 5.41%, 12/28/07
1,520	HBOS Treasury Services plc,	1,520
	FRN, 5.79%, 08/29/08
2,500	K2 (USA) LLC,	2,500
	FRN, 4.89%, 02/15/08
10,000	Macquarie Bank Ltd., (Australia),	10,000
	FRN, 5.17%, 08/20/08
8,500	Metropolitan Life Global Funding I,	8,500
	FRN, 5.13%, 08/21/08
500	Monumental Global Funding III,	500

	FRN, 4.90%, 03/26/10
10,050	Monumental Global Funding III,	10,050
	FRN, 5.55%, 05/24/10
4,500	Morgan Stanley,	4,500
	FRN, 5.43%, 12/17/07
5,000	Pricoa Global Funding I,	5,000
	FRN, 4.91%, 12/15/09
5,000	Pricoa Global Funding I,	5,000
	FRN, 5.12%, 09/26/08
11,998	Sigma Finance, Inc.,	11,998
	FRN, 4.89%, 02/27/08
10,000	Wachovia Bank N.A,	10,000
	FRN, 4.86, 02/23/09	119,066

Repurchase Agreements — 1.2%
3,062	Banc of America Securities LLC, 5.10%, dated 09/28/07, due date 10/01/07, repurchase price $3,063, collateralized by U.S. Government Agency Mortgages	3,062
7,500	Credit Suisse LLC, 5.26%, dated 09/28/07, due date 10/01/07, repurchase price $7,503, collateralized by U.S. Government Agency Mortgages	7,500
		10,562
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $145,627)	145,627

Total Investments — 116.4%
(Cost $895,647)	1,019,700

Liabilities in Excess of Other Assets — (16.4)%	(143,722)

NET ASSETS — 100.0%	$ 875,978

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07
	Long Futures Outstanding
81	Russell 2000 Index	December, 2007	$32,935

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,380

Aggregate gross unrealized depreciation	(44,327)
Net unrealized appreciation/depreciation	$124,053

Federal income tax cost of investments	$895,647

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007